                 As filed with the Securities and Exchange Commission
                                 on December 5, 1997
                                                       Registration No. 33-56094
                                                                        811-7428

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                   ---------------

                                      FORM N-14

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           PRE-EFFECTIVE AMENDMENT NO.                    [  ]
                                                      --
                           POST-EFFECTIVE AMENDMENT NO.                   [  ]
                                                       --

                           (Check appropriate box or boxes)

                                   ---------------

                           NICHOLAS-APPLEGATE MUTUAL FUNDS
                  (Exact Name of Registrant as Specified in Charter)

                            600 WEST BROADWAY, 30TH FLOOR
                             SAN DIEGO, CALIFORNIA 92101
             (Address of Principal Executive Offices, including Zip Code)

                                  ARTHUR E. NICHOLAS
                      C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                            600 WEST BROADWAY, 30TH FLOOR
                             SAN DIEGO, CALIFORNIA 92101
                       (Name and Address of Agent for Service)

                               COPY TO: MICHAEL GLAZER
                        PAUL, HASTINGS, JANOFSKY & WALKER LLP
                                 555 S. FLOWER STREET
                            LOS ANGELES, CALIFORNIA 90071

                                   ---------------

                    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   AS SOON AS PRACTICABLE FOLLOWING EFFECTIVE DATE.

                                   ---------------

     The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24(f) under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. Registrant filed the notice required by Rule 24f-2 with respect to its most recent fiscal year on May 30, 1997.

                                   ---------------

              It is proposed that this filing shall become effective on
                         January 5, 1998 pursuant to Rule 488

                                   ---------------


        Title of Securities Being Registered:  Shares of Beneficial Interest.

                                   ---------------

                           NICHOLAS-APPLEGATE MUTUAL FUNDS
                           FORM N-14 CROSS REFERENCE SHEET


          Part A.  Item No            Proxy Statement/Prospectus
             And Caption                    Statement Caption
          ----------------            --------------------------

 1.        Beginning of               Cover Page
           Registration Statement
           and Outside Front Cover
           Page of Prospectus

 2.        Beginning and Outside      Table of Contents
           Back Cover Page of
           Prospectus
 3.        Fee Table, Synopsis        Purpose of Meeting;
           Information and Risk       Background of the Proposed
           Factors                    Reorganization; Proposal 2.
                                      Approval of the Proposed
                                      Reorganization; Comparison
                                      of the Portfolios and the
                                      Funds; Risk Factors

 4.        Information About the      Cover Page; Purpose of
           Transaction                Meeting; Background of the
                                      Proposed Reorganization;
                                      Proposal 1. Amendment of
                                      the Declaration of Trust;
                                      Proposal 2. Approval of the
                                      Proposed Reorganization;
                                      Description of the Proposed
                                      Reorganization; Comparison
                                      of the Portfolios and the
                                      Funds

 5.        Information About the      Purpose of Meeting;
           Registrant                 Background of the Proposed
                                      Reorganization; Comparison
                                      of the Portfolios and the
                                      Funds; Further Information
                                      about the Portfolios and
                                      the Funds

 6.        Information About the      Purpose of Meeting;
           Company Being Acquired     Background of the Proposed
                                      Reorganization; Comparison
                                      of the Portfolios and the
                                      Funds; Further Information
                                      about the Portfolios and
                                      the Funds

 7.        Voting Information         Shares and Voting; Election
                                      of Trustees; Appendix A

 8.        Interest of Certain        Not Applicable
           Persons and Experts

 9.        Additional Information     Not Applicable
           Required for Reoffering
           by Persons Deemed to be
           Underwriters

           Part B.  Item No.             Statement of Additional
             And Caption                  Information Caption
             -----------                  -------------------

 10.       Cover Page                     Cover Page

 11.       Table of Contents              Not Applicable

 12.       Additional Information         Further information
           About the Registrant           about the Portfolios
                                          and the Funds

 13.       Additional Information         Further information
           About the Company Being        about the Portfolios
           Acquired                       and the Funds

 14.       Financial Statements           Further information
                                          about the Portfolios
                                          and the Funds


                                        Part C
                                        ------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

NICHOLAS-APPLEGATE MUTUAL FUNDS
600 West Broadway
San Diego, California 92101

January 5, 1998

Dear Shareholder:

    A special meeting of shareholders of Nicholas-Applegate Mutual Funds (the "Trust") will be held to determine important organizational issues affecting your portfolio. The meeting will begin at 9:00 a.m. local time on February 27, 1998, at the offices of the Trust, 600 West Broadway, 30th Floor, San Diego, California 92101.

    At the meeting shareholders of the Trust will be asked to approve a reorganization in which the Trust will move from a complex "master-feeder" structure to a simpler and more economical "multi-class" structure. The reorganization is administrative in nature and, while it is very important for the efficient and cost-effective long-term administration of the Trust, it will not affect the objectives, policies or risks of your investment. You may benefit, however, from the reduced cost of administering the Trust.

    Shareholders will also be asked to elect Trustees to take office when the reorganization is concluded and to ratify the selection of Ernst & Young L.L.P. as independent public accountants of the Trust.

    The proposals have been carefully reviewed by your Board of Trustees, which recommends that you approve them. Please read the enclosed materials carefully, and sign, date and mail the enclosed proxy card(s) promptly in the enclosed return envelope. Your vote is important for the proper administration of the Trust.

    Thank you for your attention to this matter. If you have any questions on voting of proxies or the proposal to be considered at the meeting, please call us toll free at 1-800-551-8045.

                                          John D. Wylie
                                          PRESIDENT

                        NICHOLAS-APPLEGATE MUTUAL FUNDS
                               600 WEST BROADWAY
                          SAN DIEGO, CALIFORNIA 92101
                                 800/ 551-8045

                            ------------------------

                    COMBINED PROXY STATEMENT AND PROSPECTUS
            (FOR ALL PORTFOLIOS EXCEPT GOVERNMENT INCOME PORTFOLIOS)

                            ------------------------

    This Combined Proxy Statement and Prospectus, which includes a Notice of Special Meeting of Shareholders, a Proxy Statement and a form of Proxy, is being furnished in connection with the special meeting of shareholders of Nicholas-Applegate Mutual Funds (the "Trust") to be held on February 27, 1998, and any adjournment thereof (the "Meeting"). It is being furnished to the shareholders of all portfolios of the Trust other than the Government Income portfolios (the "Portfolios"). Shareholders of the Government Income portfolios are being asked to approve its reorganization into other Portfolios, and are receiving a separate Combined Proxy Statement and Prospectus in connection with the Meeting.

    The various A, B, C, Qualified and Institutional Portfolios of the Trust currently invest all of their assets in corresponding "master funds" of Nicholas-Applegate Investment Trust. At the Meeting the shareholders of the Portfolios will be asked to approve a reorganization in which the Trust will move from this "master-feeder" structure to a "multi-class" structure. As a result of the reorganization, each shareholder of an A, B, C, Qualified or Institutional Portfolio will receive Class A, B, C, Q or I shares of a corresponding multi-class series of the Trust having the same aggregate net asset value as the shares of the Portfolio held by such shareholder at the time of closing of the reorganization. The investment objectives, policies and risks of each multi-class series will be identical to the investment objectives, policies and risks of the corresponding Portfolios.

    The shareholders of the Trust also will be asked to elect Trustees of the Trust and to ratify the selection of Ernst & Young L.L.P. as independent accountants.

    The Trust is an open-end, management investment company comprised of a number of diversified portfolios. This Combined Proxy Statement and Prospectus sets forth concisely the information that a shareholder of the Portfolios should know before voting on the proposed Reorganization and related actions. It should be read and retained for future reference.

    The most recent Prospectuses and Statements of Additional Information relating to each A, B, C, Qualified and Institutional Portfolio of the Trust are on file with the Securities and Exchange Commission and are incorporated by reference herein. They are available without charge by writing or calling the Trust at its address and telephone number above. The Prospectus relating to the corresponding Class A, B, C, Q or I shares of the Trust to be distributed to the shareholders pursuant to the reorganization accompanies this document. The Statements of Additional Information relating to the Class A, B, C, Q or I shares of the Trust are also incorporated herein by reference and are available without charge by writing or calling the Trust at its address and telephone number above.

                            ------------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             DATE:

                        NICHOLAS-APPLEGATE MUTUAL FUNDS
                               600 WEST BROADWAY
                          SAN DIEGO, CALIFORNIA 92101

                            ------------------------

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD FEBRUARY 27, 1998
            (FOR ALL PORTFOLIOS EXCEPT GOVERNMENT INCOME PORTFOLIOS)

                            ------------------------

    A Special Meeting of shareholders (the "Meeting") of Nicholas-Applegate Mutual Funds (the "Trust") will be held at the offices of the Trust, 600 West Broadway, 30th Floor, San Diego, California 92101 at 9:00 a.m. local time on February 27, 1998.

    For shareholders of all portfolios of the Trust other than the Government Income Portfolios (the "Portfolios"), the purpose of the Meeting is:

    1. For shareholders of the Institutional Portfolios to vote upon an amendment to the Declaration of Trust of the Trust authorizing the Board of Trustees of the Trust to create classes of shares of the Institutional Portfolios, to rename the Institutional Portfolios as the "Funds" and to designate the existing Institutional Portfolio shares as "Class I" shares of the Funds.

    2. For shareholders of the A, B, C, Qualified and Institutional Portfolios to vote upon the reorganization (the "Reorganization") of the A, B, C, Qualified and Institutional Portfolios pursuant to an Agreement and Plan of Reorganization providing for (i) the receipt by each A, B, C, Qualified and Institutional Portfolio of its pro rata portion of the assets of the corresponding series of Nicholas-Applegate Investment Trust, upon dissolution of such series; (ii) the transfer by the A, B, C and Qualified Portfolios of such assets to the corresponding Fund of the Trust in Exchange for Class A, B, C and Q shares of such Fund; (iii) the receipt by each shareholder of an A, B, C or Qualified Portfolio of Class A, B, C or Q shares of the corresponding Fund in exchange for shares of such Portfolio; and (iv) the termination of the A, B, C and Qualified Portfolios.

    3. For all shareholders to elect Trustees of the Trust to hold office until their successors are elected and qualified.

    4. For all shareholders to ratify the selection of Ernst & Young L.L.P. as independent accountants for the Trust in the Fiscal Year ended March 31, 1998.

    Shareholders of record of the Trust at the close of business on December 19, 1997 will be entitled to notice of and to vote at the Meeting or any adjournment thereof. Each shareholder is requested to sign, date and return the enclosed proxy card(s) without delay, even if such shareholder now plans to attend the Meeting. A postage-paid envelope is enclosed for this purpose. Any shareholder present at the Meeting may vote personally on all matters brought before the Meeting and in that event such shareholder's proxy will not be used.

                                          E. Blake Moore, Jr.,
                                          SECRETARY
                                          Nicholas-Applegate Mutual Funds

January 5, 1997

                               TABLE OF CONTENTS

INTRODUCTION..............................................................     1

SHARES AND VOTING.........................................................     2

BACKGROUND OF THE PROPOSED REORGANIZATION.................................     3

PROPOSAL 1. AMENDMENT OF THE DECLARATION OF TRUST.........................     4

PROPOSAL 2. APPROVAL OF THE PROPOSED REORGANIZATION.......................     5

PROPOSAL 3. ELECTION OF TRUSTEES..........................................    11

PROPOSAL 4. SELECTION OF INDEPENDENT ACCOUNTANTS..........................    17

OTHER MATTERS.............................................................    17

NEXT MEETING OF SHAREHOLDERS..............................................    18

APPENDIX A--SHARES AND 5% SHAREHOLDERS BY SERIES AS OF RECORD DATE

APPENDIX B--AGREEMENT AND PLAN OF REORGANIZATION

                                  INTRODUCTION

SOLICITATION OF PROXIES

    This Combined Proxy Statement and Prospectus (the "Proxy Statement") is being furnished to the shareholders of Nicholas-Applegate Mutual Funds (the "Trust") in connection with the solicitation of proxies by the Board of Trustees of the Trust for use at a special meeting of shareholders to be held on February 27, 1998, and any adjournment thereof (the "Meeting"). It is being furnished to the shareholders of all portfolios of the Trust other than the Government Income portfolios (the "Portfolios"). Shareholder of the Government Income portfolios are being asked to approve its reorganization into other Portfolios, and are receiving a separate Combined Proxy Statement and Prospectus in connection with the Meeting.

    The Meeting will be held at the offices of the Trust, 600 West Broadway, 30th Floor, San Diego, California 92101, for the purposes set forth in the Notice of Special Meeting of Shareholders and more fully described below. This Proxy Statement and the enclosed form of proxy (the "Proxy") were first mailed to shareholders of the Portfolios entitled to vote at the Meeting on or about January 5, 1998.

PURPOSE OF MEETING

    The Meeting has been called for the purpose of considering a reorganization in which the Trust will move from a "master-feeder" structure to a "multi-class" structure (the "Reorganization"). Currently, the A, B, C, Qualified and Institutional Portfolios of the Trust, known as "feeder funds," invest all of their assets in shares of corresponding funds, known as "master funds," of Nicholas-Applegate Investment Trust (the "Master Trust"). As a result of the Reorganization the Trust will manage its assets directly rather than through the Master Trust, and each shareholder of an A, B, C, Qualified or Institutional Portfolio will receive Class A, B, C, Q or I shares of a corresponding portfolio of the Trust. The series of the Trust created after August 1, 1997 (the Global Blue Chip Bond Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater China Fund and Latin America Fund) are not part of the master/feeder structure and will not be affected by the Reorganization. The Board of Trustees and management of the Trust believe that the Reorganization will result in substantial economies for the Trust. The Reorganization will not affect the net asset value of the shares held by any shareholder; the investment objectives, policies or risks of any Portfolio; or the basic arrangements for management of the Trust. Legal counsel has advised the Trust that under the Internal Revenue Code the Reorganization will not result in taxable income to the Portfolios or their shareholders. Except for the minor differences described below, shareholders will notice little difference in the investment represented by their class A, B, C, Q or I shares as compared to the Portfolio shares they now hold.

    To accomplish the Reorganization, the shareholders of the Portfolios will be asked to vote on two matters. First, the shareholders of the Institutional Portfolios will be asked to approve an amendment to the Declaration of Trust authorizing the Board of Trustees to create classes of shares of the Institutional Portfolios (Proposal 1). As described more fully below, the Institutional Portfolios will be renamed as the "Funds" and the existing Institutional Portfolio shares will be designated as "Class I" shares of the Funds. Second, the shareholders of the A, B, C, Qualified and Institutional Portfolios will be asked to approve a Reorganization Agreement, pursuant to which (i) the Portfolios will receive their pro rata portions of the assets of the corresponding Master Funds upon the dissolution of the Master Trust, (ii) the A, B, C and Qualified Portfolios will transfer their accounts to the corresponding Fund in exchange for Class A, B, C and Q shares of such Fund;
(iii) the shareholders of the A, B, C and Qualified Portfolios will receive shares of corresponding Classes of the Funds in exchange for their current shares, and (iv) the Portfolios will be terminated (Proposal 2).

    All shareholders of the Trust will also be asked to act on two other matters--the election of Trustees to take office when the Reorganization is concluded (Proposal 3) and ratification of the selection of Ernst & Young L.L.P. as independent public accountants to the Trust (Proposal 4).

    The following chart summarizes the Proposals on which the shareholders will be asked to vote:

                                                                                                             GLOBAL BLUE CHIP,
                                                                                                             EMERGING MARKETS
                                                                                                            BOND, PACIFIC RIM,
                                                               INSTITUTIONAL         A, B, C, AND            GREATER CHINA AND
                                                                PORTFOLIOS       QUALIFIED PORTFOLIOS       LATIN AMERICA FUNDS
                                                             -----------------  -----------------------  -------------------------
Proposal 1 (Amend Declaration of Trust)....................              X
Proposal 2 (Approve Reorganization Agreement)..............              X                     X
Proposal 3 (Elect Trustees)................................              X                     X                         X
Proposal 4 (Ratify independent accountants)................              X                     X                         X

    Nicholas-Applegate Capital Management (the "Investment Adviser") will bear 50% of the cost of solicitation of proxies, including the cost of printing, preparing, assembling and mailing the Notice of Meeting, Proxy Statement/Prospectus and form of Proxy, and the balance will be paid by the Trust. In addition to solicitations by mail, proxies may be solicited by officers and regular employees of the Trust and the Investment Adviser by personal interview, by telephone or by facsimile. Tritech will also be retained to provide professional proxy solicitation services. The cost of solicitation, including specified expenses, is not expected to exceed $275,000.

                               SHARES AND VOTING

    The presence in person or by proxy of more than one-third of the outstanding shares of beneficial interest of the Trust entitled to vote at the Meeting will constitute a quorum. If a quorum is not present at the Meeting, sufficient votes in favor of the Proposals set forth in the Notice of Meeting are not received by the time scheduled for the Meeting, or the holders of shares present in person or by proxy determine to adjourn the Meeting for any other reason, the shareholders present in person or by proxy may adjourn the Meeting from time to time, without notice other than announcement at the Meeting. Any such adjournment will require the affirmative vote of shareholders holding a majority of the shares present in person or by proxy at the Meeting. The persons named in the Proxy will vote in favor of adjournment those shares which they represent if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any Proposal. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting notwithstanding the withdrawal or temporary absence of sufficient shares to reduce the number present to less than a quorum.

    Each shareholder is entitled to one vote for each full share and a fractional vote for each fractional share outstanding on the books of the Trust in the name of the shareholder or his or her nominee on the Record Date. The Record Date and time for determining those entitled to notice of and to vote at the Meeting has been fixed at the close of business on December 19, 1997.

    At the Record Date, the Trust had 62 series of shares and        total
shares outstanding, and each series had the number of outstanding shares indicated in Appendix A. Appendix A also indicates the persons who owned of record more than 5% of the outstanding shares of each series at the Record Date. The Trust has no information regarding the beneficial owners of such shares. Except as indicated in Appendix A, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of each series at the Record Date.

    All shares represented by each properly signed Proxy received prior to the Meeting will be voted at the Meeting. If a shareholder specifies how the Proxy is to be voted on a Proposal to be considered at the Meeting, it will be voted as specified. If no direction is made on the Proxy, the Proxy will be voted FOR the proposals described in this Proxy Statement. Shareholders voting to ABSTAIN on a Proposal will be treated as present for purposes of achieving a quorum and in determining the votes cast on the Proposal. A properly signed Proxy on which a broker has indicated that it has no authority to vote on a Proposal on behalf of the beneficial owner (a "broker non-vote") will be treated as present for purposes of achieving a quorum but will not be counted in determining the votes cast on the Proposal.

    A Proxy may be revoked by a shareholder at any time prior to its use by written notice to the Trust, by submission of a later dated Proxy or by voting in person at the Meeting. If any other matters come before the Meeting, Proxies will be voted by the persons named in the Proxy in accordance with their best judgement.

    Shareholders of each Institutional Portfolio will vote separately with respect to Proposal 1. Shareholders of each A, B, C, Qualified and Institutional Portfolio will vote separately with respect to Proposal 2. All of the shareholders of the Trust will vote in the aggregate with respect to Proposals 3 and 4.

                   BACKGROUND OF THE PROPOSED REORGANIZATION

    Unlike other mutual funds that acquire their securities directly, the Portfolios of the Trust created prior to August 1, 1997 invest their assets in funds of the Master Trust. This two-tier structure is known as a "master/feeder" structure and it permits one or more feeder funds that have the same investment objectives but different operating characteristics (such as sales charges, expenses and investment minimums) to invest in the same master fund.

    When the Board of Trustees of the Trust established the master/feeder structure in 1993, it believed this form of organization would achieve certain efficiencies of operation and economies of scale. However, since the establishment of the master/feeder structure, the number of Portfolios organized by the Trust using that structure has increased significantly, to 57. Furthermore, regulatory developments have occurred enabling mutual fund complexes to more easily achieve, through the use of multiple classes of shares, the benefits at one time expected of the master/feeder approach without the operating costs and technical complexities of a two-tiered structure.

    The purpose of the Reorganization is to eliminate the cost and complexity of a master/feeder structure that has not yielded and is no longer expected to yield long-term efficiencies of operation and economies of scale. Management of the Trust expects the Reorganization to save the Trust approximately $1,000,000 per year in fees currently paid to the company which provides day-to-day accounting services to the Trust. In addition, the number of tax returns currently filed annually by the Trust and the Master Trust would be reduced from 129 to 38 and separate audits for the master funds would no longer be necessary,
with an annual savings of approximately $       . Over time the Trust would also
benefit from the fewer number of required SEC filings and other legal and administrative cost savings.

    As Investment Adviser to the Master Trust, Nicholas-Applegate Capital Management has to date voluntarily agreed to waive or defer its management fees and to absorb other operating expenses payable by the Trust and the Master Trust, to the extent necessary to ensure that the expenses for each Portfolio (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) do not exceed certain levels. Accordingly, the shareholders of the Trust have in the past not borne the full cost of the master/feeder structure. However, the Board of Trustees believes that the Reorganization will benefit the shareholders of the Trust. Any expenses in excess of the current expense caps may be borne by the shareholders in the future, as in subsequent years each Portfolio will reimburse the Investment Adviser when operating expenses (before recoupment) for the Portfolio are less than the expense cap. Furthermore, although the Investment Adviser has maintained these expense caps since the Portfolios commenced operation and has agreed to maintain them through March 31, 1999, there can be no assurance it will do so indefinitely in the future.

    In addition, the proposed Reorganization will permit the Trust to provide for the automatic conversion of its current Portfolio B shares to Portfolio A shares seven years after purchase. Although Portfolio B shares may currently be exchanged voluntarily for the corresponding Portfolio A shares seven years after purchase, the exchange is treated as a redemption and purchase for tax purposes. In the proposed multi-class structure, the Trust will be able to provide for automatic conversion without adverse federal income tax consequences. Such an exchange is beneficial for long-term shareholders, as Portfolio A shares have lower annual distribution-related fees than Portfolio B shares.

    The proposed Amendment to the Trust's Declaration of Trust (Proposal 1), the proposed Reorganization (Proposal 2), and the proposed election of Trustees (Proposal 3) are related parts of a plan to achieve future operating economies. Neither Proposal 1 nor Proposal 2 will be adopted unless both are approved by the shareholders. Proposal 3 will not be adopted unless both Proposals 1 and 2 are approved by the shareholders.

                 PROPOSAL 1.  AMENDMENT OF DECLARATION OF TRUST

    At the Meeting, shareholders of the Institutional Portfolios will be asked to approve an amendment to the Trust's Declaration of Trust to permit the Board of Trustees to create multiple classes of the Institutional Portfolios.

    Section 6.1(b) of the Declaration of Trust currently permits the Board of Trustees to create multiple classes of a Portfolio only if the Portfolio was organized after August 1, 1997. The proposed amendment would expand this to include the Institutional Portfolios. The language proposed to be added to the first sentence of Section 6.1(b) is indicated below by underlining:

    The Trustees may, without Holder approval, divide Interests of any series created after the Effective Date [August 1, 1997], or any Institutional Portfolio series created prior to the Effective Date, into two or more classes, Interests of each such class having such preferences and special or relative rights and privileges (including conversion rights, if any) as the Trustees may determine.

    As described above, upon approval of the proposed amendment, and provided that Proposal 2 is approved, the Board of Trustees will rename each Institutional Portfolio of the Trust as a "Fund," will classify the current shareholders of the Institutional Portfolio as shareholders of the Institutional Class of the Fund, and will create A, B.C. and Qualified Classes of shares of the Fund to permit the Reorganization to be implemented.

    Approval of the proposed amendment will not have any impact on the shareholders other than to permit the tax-free conversion of Portfolio B shares for Portfolio A shares seven years after their purchase. Each share of each Portfolio currently is entitled to one vote on each matter presented to the shareholders of the Portfolio--for matters that affect the rights and privileges of a Portfolio differently from the rights and privileges of other series of the Trust, the shareholders of the Portfolio vote separately; for matters that affect the master fund in which the Portfolio invests (such as a change in fundamental investment restrictions), the shareholders of the Portfolio vote together with the shareholders of all other Portfolios investing in the corresponding master fund; and for matters that affect the Trust generally (such as the election of Trustees), the shareholders of all Portfolios vote together. Similarly each share of each Class of a Fund will be entitled to one vote on each matter presented to the shareholders of the Class--for matters that affect the rights and privileges of a Class differently from the rights and privileges of other Classes of the Fund, the shareholders of the affected Class will vote separately; for matters that affect a Fund, the shareholders of each Class will vote together with the shareholders of all other Classes of the Fund; and for matters that affect the Trust generally, the shareholders of all Classes of all Funds will vote together. As in the case for shares of the Portfolios, shares of the Classes will have no preemptive or subscription rights and no other conversion rights, and will be freely transferrable.

VOTE REQUIRED

    Approval of the proposed amendment requires the affirmative votes of shareholders holding more than 50% of the outstanding shares of each Institutional Portfolio voting separately. Approval of this Proposal is contingent upon approval of Proposal 2. If shareholders of all the Institutional Portfolios do not approve this Proposal, then the Trust will continue its current operation under a master/feeder structure until the Board of Trustees determines what further action, if any, to recommend to the shareholders.

              PROPOSAL 2.  APPROVAL OF THE PROPOSED REORGANIZATION

    At the Meeting, shareholders of the A, B, C, Qualified and Institutional Portfolios will be asked to approve the proposed Reorganization.

DESCRIPTION OF THE PROPOSED REORGANIZATION

THE REORGANIZATION AGREEMENT

    The terms and conditions under which the Reorganization will be completed are set forth in the Agreement and Plan of Reorganization (the "Reorganization Agreement") attached as Appendix B. The following is a summary of the Reorganization Agreement.

    The Reorganization Agreement provides for the completion of the Reorganization (the "Closing") in several steps:

    First, each Institutional Portfolio will be renamed a "Fund." For example, the Core Growth Institutional Portfolio will be renamed the Core Growth Fund.

    Second, the Board of Trustees will create multiple Classes of shares of each Fund. The current Institutional Portfolio shares will be renamed the "Class I" shares. For example, the shares of the Core Growth Institutional Portfolio will be renamed the Class I shares of the Core Growth Fund. The Board of Trustees will also create new Class A, B, C and Q shares of each Fund.

    Third, each master fund will dissolve and distribute its assets in kind (i.e., in the form of the stocks, bonds and other investments held by the master fund) to the A, B, C and Qualified Portfolios.

    Fourth, the A, B, C and Qualified Portfolios will transfer their assets to the corresponding Fund. For example, the portfolio assets of Core Growth Portfolio A will be received from the Core Growth master fund and transferred to the Core Growth Fund of the Trust. In exchange, Core Growth Portfolio A will receive a similar number of Class A shares of the Core Growth Fund. The Class I shares of each Fund will also receive assets in kind from the corresponding master fund of the Master Trust.

    Fifth, each A, B, C and Qualified Portfolio will distribute the Fund shares it receives to its shareholders, and will dissolve. For example, Core Growth Portfolio A will distribute the Class A shares of the Core Growth Fund to its shareholders. Each former shareholder of Core Growth Portfolio A will then hold Class A shares of the Core Growth Fund with the same net asset value as his Core Growth Portfolio A shares.

    Finally, Nicholas-Applegate Capital Management, which currently acts as investment adviser to the Master Trust, will enter into an Investment Advisory Agreement with the Trust on substantially the same terms.

    The Closing is subject to various conditions, including approval of the proposed amendment to the Declaration of Trust (Proposal 1), approval of the Reorganization by a majority of shares of each A, B, C, Qualified and Institutional Portfolio, dissolution of the master funds, completion of all filings with, and receipt of all necessary orders and approvals from, the Securities and Exchange Commission (the "SEC"), delivery of legal opinions regarding the Federal tax consequences of the Reorganization, and other customary corporate and securities matters. Any conditions may be waived by the Board of Trustees of the Trust if, in its judgment, such waiver will not have a material adverse effect on the interests of the shareholders. The Reorganization Agreement may be terminated at any time if the Board of Trustees determines in good faith that the Reorganization is not in the best interests of its shareholders.

FEDERAL TAX CONSEQUENCES

    The Trust has received an opinion from Paul, Hastings, Janofsky & Walker LLP, the legal counsel to the Trust, to the effect that under the Internal Revenue Code the Reorganization will not result in any taxable income to the Trust or its shareholders. This legal opinion is not binding on the Internal Revenue Service or any other taxing authority, and the Trust does not intend to seek a private letter ruling or advisory opinion from the Internal Revenue Service with respect to the tax effects of the Reorganization.

CHANGE OF FUND NAMES

    After the Reorganization is completed, the names of certain of the Funds will be changed to better reflect their investment objectives and policies, as follows:

The Emerging Growth Fund        will become the   Small Cap Growth Fund
The Core Growth Fund            will become the   Mid Cap Growth Fund
The Income & Growth Fund        will become the   Convertible Fund
The Fully Discretionary Fund    will become the   High Quality Bond Fund

COMPARISON OF THE PORTFOLIOS AND THE FUNDS

    The Trust is an open-end management investment company currently offering a number of separate diversified portfolios with differing sales load, shareholder services plan and distribution plan arrangements. The Trust was organized in December 1992 as a business trust under the laws of the State of Delaware. If the Reorganization is approved and completed, shareholders of each Institutional Portfolio series of the Trust will become Class I shareholders of the same series (which will be renamed a "Fund"), and shareholders of each A, B, C and Qualified Portfolio series of the Trust will become shareholders of the similar Class of the corresponding Fund. The net asset value of the shares of each Class of a Fund held by a shareholder immediately after the Reorganization will be the same as the net asset value of the shares of the corresponding Portfolio held by the shareholder immediately prior to the Reorganization.

    A brief comparison of the Portfolios with the new Funds is set forth below:

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

    The investment objectives, policies and restrictions under which the assets of the Portfolios presently are managed will not be affected by the proposed Reorganization, except that, rather than investing all of its investible assets in a corresponding fund of the Master Trust, each Fund will seek to achieve the same investment objectives by engaging an investment adviser to directly manage its assets. The investment objectives, policies and restrictions of the Funds will be the same as those in effect for the Portfolios and the funds of the Master Trust immediately prior to the Reorganization.

INVESTMENT ADVISER

    The assets of the Master Trust are managed by Nicholas-Applegate Capital Management (the "Investment Adviser"). The Portfolios currently invest their assets in the funds of the Master Trust managed by the Investment Adviser, and the Portfolios do not themselves engage the services of the Investment Adviser or any other investment manager. Upon completion of the Reorganization, the Trust will enter into a new investment advisory agreement with the Investment Adviser on behalf of each Fund, on terms and conditions substantially identical to the terms and conditions of the current investment advisory agreement between the Investment Adviser and the Master Trust.

ADMINISTRATIVE SERVICES

    Investment Company Administration Corporation ("ICAC") serves as principal administrator of the Trust and the Master Trust and, pursuant to Administration Agreements with the Trust and the Master

Trust, is responsible for performing all administrative services required for the daily business operations of the Trust and the Master Trust, subject to the supervision of the Board of Trustees of the Trust and the Master Trust. After the Reorganization, the Master Trust's Administration Agreement will be terminated and the Trust will enter into a new Administration Agreement on terms and conditions substantially identical to those applicable to the Portfolios immediately prior to the Reorganization except for the fee adjustment described below.

    The total fees paid to ICAC by the Portfolios and those master funds for the fiscal year ended March 31, 1997 were $554,625 (.04% Portfolios' average net assets). Under its new Administration Agreement with the Trust, ICAC will receive annual fees from each Fund equal to the Fund's pro rata portion (based on its net assets compared to the Trust's total net assets) of a fee equal to 0.05% of the first $100 million of the Trust's average net assets, 0.04% of the next $150 million, 0.03% of the next $300 million, 0.02% of the next $300 million and 0.01% thereafter, subject to a $40,000 annual minimum. If this fee arrangement had been in effect for the year ended March 31, 1997, the total fees paid to ICAC by the Portfolios would have been $554,625 (.04% of average net assets).

    Pursuant to an Administrative Services Agreement with the Trust, the Investment Adviser is currently responsible for providing all administrative services to the Trust which are not provided by ICAC or by the Trust's distributor, transfer agents, accounting agents, independent accountants and legal counsel. The Administrative Services Agreement will be amended to add the Funds as parties on terms and conditions substantially identical to the terms and conditions applicable to the Portfolios immediately prior to the Reorganization.

    PFPC Inc. currently provides day-to-day accounting services to the Trust and the Master Trust pursuant to Accounting Services Agreement with the Trust and the Master Trust. After the Reorganization, the Master Trust's Accounting Services Agreement will be terminated, and the fee schedule for the Trust's Accounting Services Agreement will be amended.

    Under its current Accounting Services Agreement with the Trust, PFPC receives annual fees from the Portfolios aggregating $1,046,989 and from each corresponding master fund equal to $6,250 plus 0.03% of average daily net assets from $100 million to $250 million, 0.02% of the next $250 million, and 0.15% thereafter. The total fees paid to PFPC by the Portfolios and those master funds for the fiscal year ended March 31, 1997 were $2,205,940 (.166% of the Portfolios' average net assets). Under its new fee schedule with the Trust, PFPC will receive annual fees from each Fund equal to its pro rata portion (based on its net assets compared to the Trust's total net assets) of a fee equal to $6,250 per Fund plus 0.03% of each Fund's average daily net assets from $100 million to $250 million, 0.02% of the next $250 million, and 0.15% over $500 million. If this arrangement had been in effect for the year ended March 31, 1997, the total fees paid to PFPC by the Portfolios would have been $1,284,340 (.10% of average net assets).

DISTRIBUTOR, TRANSFER AGENT AND CUSTODIAN

    Nicholas-Applegate Securities serves as the principal underwriter and distributor for the Trust pursuant to a Distribution Agreement with the Trust. State Street Bank and Trust Company serves as the transfer agent for the Trust pursuant to a Transfer Agency and Services Agreement with the Trust. PNC Bank serves as the custodian for the Trust pursuant to a Custodian Services Agreement with the Trust. The Distribution Agreement, the Transfer Agency and Service Agreement and the Custodian Services Agreement will be amended to incorporate the multi-class Funds on terms and conditions substantially identical to the terms and conditions applicable to the Portfolios immediately prior to the Reorganization. The Master Trust has similar arrangements for which it pays nominal fees, which will be terminated upon completion of the Reorganization.

    In addition, securities of many foreign issuers currently owned by the master funds are held by The Chase Manhattan Bank and certain foreign sub-custodians, pursuant to a Sub-Custodian Agreement with the Master Trust and PNC Bank. Upon completion of the Reorganization, the Trust will enter into a sub-custodian agreement with PNC Bank and The Chase Manhattan Bank on substantially the same terms.

PRO FORMA EXPENSES

    As discussed above, the Board of Trustees believes that the Reorganization will result in substantial expense savings. The following table indicates the current total annual operating expenses for each Portfolio as a percentage of average net assets for the fiscal year ended March 31, 1997 (and, for Portfolios not then in operation, estimated expenses for their first twelve months of operation), and the pro forma operating expenses for each corresponding Class assuming the Reorganization had been implemented on that date. It also indicates the current expense limitations voluntarily imposed by Nicholas-Applegate Capital Management through March 31, 1998, which would not be changed by the Reorganization.

                                                                         TOTAL ANNUAL   PROFORMA      CURRENT
                                                                          OPERATING    OPERATING     VOLUNTARY
                                                                           EXPENSES     EXPENSES   EXPENSE LIMITS
                                                                         ------------  ----------  --------------
Balanced Growth Portfolio - A..........................................         3.00%        2.64%       1.60%
Balanced Growth Portfolio - B..........................................         6.44         5.18        2.25
Balanced Growth Portfolio - C..........................................         2.83         2.71        2.25
Balanced Growth Portfolio - I..........................................         7.37         4.00        1.00
Balanced Growth Portfolio - Q..........................................       126.75        53.56        1.25

Core Growth Portfolio - A..............................................         1.56         1.53        1.60
Core Growth Portfolio - B..............................................         2.66         2.57        2.25
Core Growth Portfolio - C..............................................         2.17         2.16        2.25
Core Growth Portfolio - I..............................................         1.02         1.01        1.00
Core Growth Portfolio - Q..............................................         1.84         1.63        1.25

Emerging Countries Portfolio - A.......................................         3.08         2.95        2.25
Emerging Countries Portfolio - B.......................................         3.66         3.47        2.90
Emerging Countries Portfolio - C.......................................         3.12         2.97        2.90
Emerging Countries Portfolio - I.......................................         1.67         1.80        1.65
Emerging Countries Portfolio - Q.......................................         4.20         3.07        1.90

Emerging Growth Portfolio - A..........................................         1.72         1.71        1.95
Emerging Growth Portfolio - B..........................................         2.73         2.64        2.60
Emerging Growth Portfolio - C..........................................         2.35         2.34        2.60
Emerging Growth Portfolio - I..........................................         1.26         1.25        1.17
Emerging Growth Portfolio - Q..........................................        10.79         7.46        1.50

Fully Discretionary Fixed Income Fund - I..............................         3.74         3.25        0.45

High Yield Bond Fund - I...............................................         1.95         1.35        0.75

Income & Growth Portfolio - A..........................................         1.75         1.68        1.60
Income & Growth Portfolio - B..........................................         3.19         2.88        2.25
Income & Growth Portfolio - C..........................................         2.29         2.26        2.25
Income & Growth Portfolio - I..........................................         1.37         1.25        1.00
Income & Growth Portfolio - Q..........................................         2.90         2.19        1.25

                                                                         TOTAL ANNUAL   PROFORMA      CURRENT
                                                                          OPERATING    OPERATING     VOLUNTARY
                                                                           EXPENSES     EXPENSES   EXPENSE LIMITS
                                                                         ------------  ----------  --------------
International Core Growth Portfolio - A................................     4,579.78%    3,405.35%       1.95%
International Core Growth Portfolio - B................................    16,000.25    14,163.12        2.60
International Core Growth Portfolio - C................................        25.55        17.21        2.60
International Core Growth Portfolio - I................................         3.14         2.33        1.40
International Core Growth Portfolio - Q................................     2,667.07       885.65        1.65

International Small Cap Growth Portfolio - A...........................         3.76         3.00        1.95
International Small Cap Growth Portfolio - B...........................         4.89         4.18        2.60
International Small Cap Growth Portfolio - C...........................         3.95         3.16        2.60
International Small Cap Growth Portfolio - I...........................         1.68         1.62        1.40
International Small Cap Growth Portfolio - Q...........................       151.33        73.99        1.65

Large Cap Growth Portfolio - I.........................................         4.99         3.51        1.00

Mini-Cap Portfolio - I.................................................         1.99         1.92        1.56

Money Market Portfolio.................................................         1.73         1.61        1.10

Short-Intermediate Fixed Income Portfolio - I..........................         2.86         2.54        0.35

Strategic Income Portfolio - I.........................................         1.66         1.66        0.75

Value Portfolio - I....................................................         3.34         2.48        1.00

Worldwide Growth Portfolio - A.........................................         2.17         2.08        1.85
Worldwide Growth Portfolio - B.........................................         4.81         4.24        2.50
Worldwide Growth Portfolio - C.........................................         2.61         2.58        2.50
Worldwide Growth Portfolio - I.........................................         3.05         2.20        1.35
Worldwide Growth Portfolio - Q.........................................        34.99        18.40        1.60

Global Growth and Income Portfolio.....................................         4.55         3.36        1.35

Large Cap Growth - A...................................................         3.40         2.76        1.60
Large Cap Growth - B...................................................         3.60         3.14        2.25
Large Cap Growth - C...................................................         3.60         2.90        2.25
Large Cap Growth - Q...................................................         3.90         3.13        1.25

PURCHASES AND REDEMPTIONS

    Following the Reorganization, shareholders of the Portfolios who receive shares of corresponding Classes of the Funds in the Reorganization will be able to purchase and redeem shares in the Funds in substantially the same manner and subject to substantially the same conditions as shares in the Portfolios presently are purchased and redeemed.

DIVIDENDS, DISTRIBUTIONS AND TAXES

    Following the Reorganization, the Funds will declare and pay dividends and calculate and make distributions of net capital gains, if any, in a manner identical to that of the Portfolios.

    The Trust has elected to qualify each Portfolio as a regulated investment company under Subchapter M of the Code, and intends that each Fund will remain so qualified. As a regulated investment company, upon consummation of the Reorganization each Fund will be entitled to the same benefits and subject to the same tax regulations as the Portfolios immediately prior to the Reorganization.

PORTFOLIO TRANSACTIONS AND BROKERAGE

    The Investment Adviser will execute the portfolio transactions and allocate the brokerage business of the Funds subject to policies established by the Board of Trustees of the Trust which are substantially identical to those in effect with respect to the master funds of the Master Trust immediately prior to the Reorganization.

SHAREHOLDERS' RIGHTS

    The rights of shareholders of the Funds are identical in all material respects to those of shareholders of the Portfolios, except that Class B shares will convert automatically to Class A shares seven years after purchase. As was the case before the Reorganization, the shareholders of the Trust will vote in the aggregate on all matters except those affecting only a particular Fund or Class, in which case only the shareholders of the affected Fund or Class will vote. Because the Reorganization will increase the size of the Funds, the voting power of individual shareholders will be diluted with respect to matters on which shareholders vote on a Fund-wide basis rather than as an individual Class basis.

RISK FACTORS

    The Funds will have investment objectives, policies and restrictions which are identical to those of the Portfolios and the corresponding funds of the Master Trust, except that the Funds will invest their assets directly rather than through the Master Trust. In addition, the Funds will be administered in every material respect in a substantially identical manner to the Portfolios. Consequently, the risks associated with investing in the Funds will be no different than those associated with investing in the Portfolios.

FURTHER INFORMATION ABOUT THE PORTFOLIOS AND THE FUNDS

    Further information about the Portfolios and the Funds is contained in their current prospectuses and statements of additional information, which are incorporated herein by reference. Copies of the relevant Fund prospectuses accompany this Proxy Statement. The Trust will also provide its most recent annual reports to shareholders with respect to the Portfolios for the year ended March 31, 1997, and its semiannual reports to shareholders for the six months ended September 30, 1997, upon request. These documents are available without charge by writing to the Trust at 600 West Broadway, San Diego, California 92101, or by calling (800) 551-8045.

    The Trust is subject to the information requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, and as required by those Acts file reports, proxy statements and other information with the Securities and Exchange Commission. Such reports, proxy statements and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's regional offices at 219 South Dearborn Street, Chicago, Illinois 6064 and 75 Park Place, New York, New York. They may also be viewed on the Internet at www.sec.gov. Copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services of the SEC, Washington, D.C. 20549.

APPROVAL OF THE BOARD OF TRUSTEES

    In reviewing the proposed Reorganization, the Board of Trustees of the Trust inquired into a number of matters and considered the following factors, among others: (1) the identity of objectives, policies and restrictions of the Funds with those of the Portfolios; (2) the cash savings that potentially may be achieved by collapsing the master/feeder structure into a single, multi-class fund structure through the elimination of duplicate expenses; (3) the reduced expenses that potentially may result from the Reorganization; (4) the greater likelihood of asset growth that potentially may result from a more competitive expense ratio, and the greater economies of scale that can be achieved from such asset growth; (5) the tax-free nature of the Reorganization; (6) the benefits to Class B shareholders of the automatic conversion of their shares after seven years to Class A shares without adverse federal tax consequences; and (7) the terms and conditions of the Reorganization Agreement, including the agreement of Nicholas-Applegate Capital Management to pay 50% of the expenses of the Reorganization.

    The Board of Trustees of the Trust approved the Reorganization on August 15, 1997, subject to shareholder approval. The Board of Trustees determined that the proposed new structure will eliminate the cost and complexity of maintaining the master/feeder structure and benefit the shareholders of the Portfolios by reducing the expense ratios of the Portfolios. In addition to that immediate benefit to existing shareholders, the Board of Trustees believes this more competitive expense ratio will make investment in shares of the Funds more attractive to investors, and will increase the opportunity for further asset growth. Any such asset growth potentially will enable shareholders of the Funds, to obtain economies of scale by spreading certain expenses over a larger asset base and, with respect to certain Funds, by potentially reaching an asset breakpoint in the rate of the investment advisory fee payable to the Investment Adviser. There can be no assurance, however, that such asset growth and economies of scale will be realized.

VOTE REQUIRED

    Approval of the Reorganization requires the affirmative votes of shareholders holding more than 50% of the outstanding shares of each of the Portfolios. Approval of this Proposal is contingent upon approval of Proposal 1. If the shareholders of all the Portfolios do not approve the proposed Reorganization, or the Reorganization is not completed for any other reason, then the Trust will continue its current form of operation until the Board of Trustees determines what further action, if any, to recommend to the shareholders.

                       PROPOSAL 3.  ELECTION OF TRUSTEES

    At the Meeting, shareholders will be asked to elect Trustees of the Trust to hold office until their successors are elected.

    The Proxy holders intend to vote for the election of the nominees named below, all of whom are currently Trustees of the Trust or the Master Trust. All of the nominees have consented to be named and have indicated their intent to serve if elected. If any nominee is unavailable for any reason, the proxy holders will consult with the Board of Trustees of the Trust in determining how to vote the shares represented by them.

    The following table indicates, as to each of the nominees for election as a Trustee, his or her name, position with the Trust or Master Trust, age, principal occupation during the past five years, other directorships held in public companies and the number of shares of the Trust beneficially owned at the Record Date. Unless otherwise indicated and subject to applicable community property and similar laws, each nominee has sole voting and investment power with respect to the shares of the Trust beneficially owned. Trustees whose names are followed by an asterisk are "interested persons" of the Trust (as defined by the Investment Company Act of 1940, as amended).

                                                                                                    SHARES OWNED
                                                                                                    BENEFICIALLY
                                                                                                        AND
NAME, POSITION AND AGE                      PRINCIPAL OCCUPATION AND OTHER INFORMATION              % OF SERIES
-------------------------------  ----------------------------------------------------------------  --------------

FRED C. APPLEGATE,               Private investor (since January 1992); formerly President,
 Trustee and Chairman of the     Nicholas-Applegate Capital Management (from August 1984 to
 Board of Trustees (__) (2)      December 1991). Director of Nicholas-Applegate Fund, Inc. (since
                                 1987). Mr. Applegate's interests in Nicholas-Applegate Capital
                                 Management, Inc., the general partner of the Investment Adviser, were acquired by Mr. Nicholas in 1991 and 1992.

ARTHUR B. LAFFER,                Chairman, A.B. Laffer, V.A. Canto & Associates, an economic
 Trustee (__)*(3)                consulting firm (since 1979); Chairman, Laffer Advisors
                                 Incorporated, economic consultants (since 1981); Director,
                                 Nicholas-Applegate Fund, Inc. (since 1987); Director, U.S.
                                 Filter Corporation (since March 1991) and MasTec, Inc.
                                 (construction) (since 1994), and Coinmach Laundry Corporation
                                 (since 1996); Chairman, Calport Asset Management, Inc. (since
                                 1992); formerly Distinguished University Professor and Director,
                                 Pepperdine University (from Sept. 1985 to May 1988) and
                                 Professor of Business Economics, University of Southern
                                 California (1976 to 1984).

CHARLES E. YOUNG,                Chancellor, UCLA (1968-1997); Director, Nicholas- Applegate
 Trustee (__) (2)                Fund, Inc. (since 1992); Director, Intel Corp. (since 1974),
                                 Academy of Television Arts and Sciences Foundation (since
                                 October 1988), Los Angeles World Affairs Council (since 1977)
                                 and Town Hall of California (since 1982).

ARTHUR E. NICHOLAS,              Trustee and Chairman of the Board of Trustees of the Master
 Trustee (__)*                   Trust; Managing Partner and Chief Investment Officer,
                                 Nicholas-Applegate Capital Management, since 1984, and
                                 Chairman/President, Nicholas-Applegate Securities.Director and
                                 Chairman of the Board of Directors of Nicholas-Applegate Fund,
                                 Inc., a registered open-end investment company, since 1987.

                                                                                                    SHARES OWNED
                                                                                                    BENEFICIALLY
                                                                                                        AND
NAME, POSITION AND AGE                      PRINCIPAL OCCUPATION AND OTHER INFORMATION              % OF SERIES
-------------------------------  ----------------------------------------------------------------  --------------
DANN V. ANGELOFF,                Trustee of the Master Trust; President, The Angeloff Company,
 Trustee (__)                    corporate financial advisers (since 1976); Director,
                                 Nicholas-Applegate Fund, Inc. (since 1987); Trustee (1979 to
                                 1987) and University Counselor to the President (since 1987),
                                 University of Southern California (since 1987); Director, Public
                                 Storage, Inc., a real estate investment trust (since 1980),
                                 Storage Properties, a real estate investment trust (since 1989),
                                 Datametrics Corporation, a producer of computer peripherals and communication products (since 1993), SEDA Specialty Packaging,
                                 Inc. (since 1993), and Leslies Poolmart, a distributor of
                                 swimming pool services and products (since 1996).

WALTER E. AUCH,                  Trustee of the Master Trust; Director, Geotech Communications,
 Trustee (__)*(4)                Inc., a mobile radio communications company (since 1987); Fort
                                 Dearborn Fund (since 1987); Brinson Funds (since 1994), Smith
                                 Barney Trak Fund (since 1992), registered investment companies;
                                 Pimco Advisors L.P., an investment manager (since 1994); and
                                 Banyan Realty Fund (since 1987), Banyan Strategic Land Fund
                                 (since 1987), Banyan Strategic Land Fund II (since 1988), and
                                 Banyan Mortgage Fund (since 1988), real estate investment
                                 trusts.Formerly Chairman and Chief Executive Officer, Chicago
                                 Board Options Exchange (1979 to 1986) and Senior Executive Vice
                                 President, Director and Member of the Executive Committee,
                                 PaineWebber, Inc. (until 1979).

THEODORE J. COBURN,              Trustee of the Master Trust; Partner, Brown, Coburn & Co., an
 Trustee (__)                    investment banking firm (since 1991), and research associate,
                                 Harvard Graduate School of Education (since 1996); Director,
                                 Nicholas-Applegate Fund, Inc. (since 1987), Emerging Germany
                                 Fund (since 1991), Moovies, Inc. (since 1995). Formerly Managing
                                 Director of Global Equity Transactions Group, and member of
                                 Board of Directors, Prudential Securities (from 1986 to June
                                 1991).

                                                                                                    SHARES OWNED
                                                                                                    BENEFICIALLY
                                                                                                        AND
NAME, POSITION AND AGE                      PRINCIPAL OCCUPATION AND OTHER INFORMATION              % OF SERIES
-------------------------------  ----------------------------------------------------------------  --------------
DARLENE DEREMER,                 Trustee of the Master Trust; President and Founder, DeRemer
 Trustee (--)*(5)                Associates, a marketing consultant for the financial services industry (since 1987); Vice President, PBNG Funds, Inc. (since
                                 1995); formerly Vice President and Director, Asset Management
                                 Division, State Street Bank and Trust Company (from 1982 to
                                 1987), and Vice President, T. Rowe Price & Associates (1979 to
                                 1982); Director, Jurika & Voyles Fund Group (since 1994),
                                 Nicholas-Applegate Strategic Opportunities Ltd. (since 1994),
                                 Nicholas-Applegate Securities International (since 1994),and
                                 King's Wood Montessori School (since 1995); Member of Advisory
                                 Board, Financial Women's Association (since 1995).

GEORGE F. KEANE,                 Trustee of the Master Trust;President Emeritus and Senior
 Trustee (__)                    Investment Adviser, The Common Fund, a non-profit investment management organization representing educational institutions
                                 (since 1993), after serving as its President (from 1971 to
                                 1992); Member of Investment Advisory Committee, New York State
                                 Common Retirement Fund (since 1982); Director and Chairman of the Investment Committee, United Negro College Fund (since
                                 1987); Director, Investor Responsibility Research Center (since
                                 1987); Director, United Educators Risk Retention Group (since
                                 1989); Director, RCB Trust Company (since 1991); Director,
                                 School, College and University Underwriters Ltd. (since 1986);
                                 Trustee, Fairfield University (since 1993); Director, The
                                 Bramwell Funds, Inc. (since 1994); Chairman of the Board, Trigen
                                 Energy Corporation (since 1994); Director, Universal Stainless &
                                 Alloy Products, Inc. (since 1994). Formerly President, Endowment
                                 Advisers, Inc. (from August 1987 to December 1992).

------------------------

(1) Trust Shares beneficially owned by the person or group constitute less than 1% of the Trust's outstanding shares.

(2) Member of the Trust's Audit Committee and Nominating Committee.

(3) Mr. Laffer will be considered to be an "interested person" of the Trust because A.B. Laffer, V.A. Canto & Associates received substantial compensation from the Investment Adviser for consulting services provided from time to time to the Investment Adviser, and because during the last two fiscal years his son was an employee of the Investment Adviser.

(4) Mr. Auch will be considered to be an "interested person" of the Trust because he is on the board of a company a subsidiary of which is a broker-dealer.

(5) Ms. DeRemer will be considered to be an "interested person" of the Trust because DeRemer Associates received substantial compensation from the Investment Adviser for consulting services provided in connection with its institutional business.

    The Board of Trustees of the Trust met 4 times during the fiscal year ended March 31, 1997. All of the Trustees attended at least 75% of the meetings.

    The members of the Audit Committee of the Board of Trustees of the Trust, neither of whom is affiliated with the Investment Advisor, oversee and review the audit procedures of the Trust and assist the Board in fulfilling its responsibilities relating to Trust accounting and reporting practices. During the fiscal year ended March 31, 1997, the Audit Committee held 2 meetings. The same persons serve as members of the Nominating Committee of the Board of Trustees, and are responsible for nominating persons to fill vacancies on the Board. The Nominating Committee did not meet during the fiscal year ended March 31, 1997.

OFFICERS OF THE TRUST

    The following table indicates, as to each executive officer of the Trust, his or her name, position with the Trust, principal occupational during the past five years, other directorships held in public companies and the number of shares of the Trust beneficially owned at the Record Date.

                                                                                                      SHARES OWNED
                                                                                                    BENEFICIALLY AND
NAME AND POSITION                          PRINCIPAL OCCUPATION AND OTHER INFORMATION                  % OF TRUST
-----------------------------  ------------------------------------------------------------------  -------------------
JOHN D. WYLIE                  President of the Master Trust; Partner (since January 1994), Chief
President                        Investment Officer--Investor Services Group (since December
                                 1995), and Portfolio Manager (since January 1990),
                                 Nicholas-Applegate Capital Management.

THOMAS PINDELSKI               Chief Financial Officer of the Master Trust; Partner (since
Chief Financial Officer          January 1996) and Chief Financial Officer, Nicholas-Applegate
                                 Capital Management (since January 1993), and Chief Financial
                                 Officer, Nicholas-Applegate Securities (since January 1993);
                                 formerly Chief Financial Officer, Aurora Capital Partners/WSGP
                                 Partners L.P., an investment partnership (from November 1988 to
                                 January 1993), and Vice President and Controller, Security
                                 Pacific Merchant Banking Group (from November 1986 to November
                                 1988).

PETER J. JOHNSON               Vice President of the Master Trust; Partner and Director-- Client
Vice President                   Services/Marketing, Nicholas-Applegate Capital Management (since
                                 January 1992) and Vice President, Nicholas-Applegate Securities
                                 (since December 1995); formerly, Marketing Director, Pacific
                                 Financial Asset Management Company, an investment management firm (from July 1989 to December 1991), and Senior Marketing
                                 Representative, Fidelity Investments Institutional Services
                                 (from August 1987 to July 1989).

E. BLAKE MOORE, JR.            Secretary of the Master Trust; General Counsel and Secretary,
Secretary                        Nicholas-Applegate Capital Management and Nicholas-Applegate
                                 Securities (since 1993); formerly Attorney, Luce, Forward,
                                 Hamilton & Scripps (from 1989 to 1993).

------------------------

(1) Shares beneficially owned constitute less than 1% of the Trust's outstanding shares.

REMUNERATION OF TRUSTEES AND OFFICERS

    Each Trustee of the Trust and the Master Trust who is not an officer or affiliate of the Trust, the Investment Adviser or the Distributor receives an aggregate annual fee of $14,000 for services rendered as a Trustee, and $1,000 for each meeting attended ($2,000 per committee meeting for committee chairmen). Each Trustee is also reimbursed for out-of-pocket expenses incurred as a Trustee.

    The following table sets forth the aggregate compensation paid by the Trust and the Master Trust for the fiscal year ended March 31, 1997, to the Trustees who are not affiliated with the Investment Adviser and the aggregate compensation paid to such Trustees for service on the Trust's or Master Trust's board and that of all other funds in the "Trust complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):

                                                                         PENSION OR
                                                                         RETIREMENT      ESTIMATED        TOTAL
                                                           AGGREGATE      BENEFITS        ANNUAL       COMPENSATION
                                                         COMPENSATION    ACCRUED AS      BENEFITS       FROM TRUST
                                                         FROM TRUST OR  PART OF TRUST      UPON        COMPLEX PAID
NAME                                                     MASTER TRUST     EXPENSES      RETIREMENT      TO TRUSTEE
-------------------------------------------------------  -------------  -------------  -------------  --------------
Fred C. Applegate......................................    $  10,635           None            N/A    $  36,250(47*)
Arthur B. Laffer.......................................    $   9,558           None            N/A    $  31,750(47*)
Charles E. Young.......................................    $   9,827           None            N/A    $  31,750(47*)
Dann V. Angeloff.......................................    $  10,635           None            N/A    $  36,750(16*)
Walter E. Auch.........................................    $   9,827           None            N/A    $  18,250(15*)
Theodore J. Coburn.....................................    $   9,827           None            N/A    $  34,250(16*)
Darlene DeRemer........................................    $   9,558           None            N/A    $  17,250(15*)
George K. Keane........................................    $   9,827           None            N/A    $  18,250(15*)

------------------------

* Indicates number of funds in Trust complex.

VOTE REQUIRED

    A plurality of votes cast at the Meeting, in person or by proxy, will elect a Trustee. Election of Trustees is contingent upon completion of the Reorganization. If for any reason the Reorganization is not completed, the current Trustees of the Trust will remain in office.

               PROPOSAL 4.  SELECTION OF INDEPENDENT ACCOUNTANTS

    At the meeting, shareholders will be asked to ratify the selection by the Board of Trustees of the Trust of Ernst & Young L.L.P. as the independent accountants to the Trust for the fiscal year ended March 31, 1997. Ernst & Young L.L.P. has acted as independent accountants to the Trust since 1996.

VOTE REQUIRED

    The affirmative vote of a majority of the shares of the Trust present in person or by proxy at the Meeting is required to ratify the selection of Ernst & Young L.L.P. as independent accountants for the Trust. If for any reason this Proposal is not approved, the Board of Trustees of the Trust will take such action as they deem appropriate, which may include retention of another accounting firm or re-proposal of Ernst & Young L.L.P. to the shareholders of the Trust.

                                 OTHER MATTERS

    At the time of the preparation of this Proxy Statement, management has not been informed of any matters that will be presented for action at the Meeting other than the Proposals listed in the Notice of Meeting. If other matters are properly presented to the Meeting for action, the persons named in the Proxy will vote or refrain from voting in accordance with their best judgment on those matters.

                          NEXT MEETING OF SHAREHOLDERS

    The Trust is not required to hold annual or other periodic meetings of shareholders except as required by the Investment Company Act, and does not intend to do so. The next meeting of shareholders will be held at such time as the Board of Trustees of the Trust may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Trust at its office a reasonable time prior to the meeting, as determined by the Board of Trustees, to be included in the Trust's proxy statement and form of proxy relating to such meeting, and must satisfy all other federal and state legal requirements.

             PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY AND
                  RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE

                                                                      APPENDIX A

                  5% SHAREHOLDERS BY SERIES AS OF RECORD DATE

                                                                      APPENDIX B

                      AGREEMENT AND PLAN OF REORGANIZATION

    This Agreement and Plan of Reorganization (this "Agreement") is made as of
this   day of             , 199 , by and among Nicholas-Applegate Mutual Funds,
a Delaware business trust (the "Trust") on behalf of the A, B, C and Qualified Portfolio series of the Trust other than the Government Income A, B, C and Qualified Portfolios (each a "Portfolio" and, collectively, the "Portfolios"), and the Trust on behalf of the Institutional Portfolio series of the Trust (each an "Institutional Portfolio" and, collectively, the "Institutional Portfolios" or "Funds").

                                   BACKGROUND

    WHEREAS, the Portfolios and the Institutional Portfolios are series of the Trust, a registered open-end management investment company that invests all of the assets of each Portfolio and Institutional Portfolio in corresponding series (each such series, a "Master Fund") of Nicholas-Applegate Investment Trust, a Delaware business trust (the "Master Trust").

    WHEREAS, the series of the Master Trust will dissolve and distribute their assets in kind to the corresponding series of the Trust immediately prior to the transactions contemplated by this Agreement.

    WHEREAS, the parties wish to enter into a plan of reorganization (the "Plan") which will consist of (i) the change by the Board of Trustees of the Trust (the "Board of Trustees") of the name of each Institutional Portfolio to replace the phrase "Institutional Portfolio" with the phrase "Fund", (ii) creation by the Board of Trustees of an A, B, C and Q Class of shares of each Fund and designation of the existing Institutional Portfolio shares as the "I Class" shares of the corresponding Fund, (iii) the transfer of the assets of the Portfolios to the corresponding Fund in exchange for a similar number of A, B, C or Q Class shares of the Fund (the "Fund Shares"), (iv) distribution by each of the Portfolios of the Fund Shares to its shareholders and dissolution of the A, B, C and Qualified Portfolios, and (v) execution of an Investment Advisory Agreement between the Trust and Nicholas-Applegate Capital Management (the "Investment Adviser") with respect to the Funds.

    WHEREAS, the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has determined that the Plan is in the best interests of the shareholders of each of the Portfolios and Institutional Portfolios and that their interests would not be diluted as a result of the transactions contemplated thereby.

                                   AGREEMENT

    NOW THEREFORE, in consideration of the agreements contained in this Agreement, the parties agree as follows:

                                   ARTICLE 1.
                           MULTIPLE CLASSES OF SHARES

    SECTION A. CREATION OF MULTIPLE CLASSES OF SHARES. Effective on the Closing Date, as defined in Article IV, the Board of Trustees shall (a) divide each Institutional Portfolio into five classes of shares designated Class A, B, C, Q and I shares, and (b) classify the shares of each Institutional Portfolio outstanding immediately prior to the Closing Date as Class I shares.

    SECTION B. CHANGE IN THE NAME OF INSTITUTIONAL PORTFOLIOS. Effective on the Closing Date, the Board of Trustees shall revise the name of each Institutional Portfolio to replace the phrase "Institutional Portfolio" with the phrase "Fund".

                                   ARTICLE 2.
                       TRANSFER OF ASSETS AND LIABILITIES

    SECTION A. TRANSFER OF ASSETS/LIABILITIES. Subject to the terms and conditions set forth herein, on the Closing Date the Trust shall cause the Portfolios to transfer all of their assets, including all assets received from the corresponding Master Fund of the Master Trust, to the corresponding Fund, and shall cause each Fund to assume all of the liabilities of the corresponding Portfolios. In exchange therefor, the Trust shall cause each Fund to deliver to each such Portfolio a number of the Fund's Class A, B, C or Q shares, as applicable, which is equal to (i) the aggregate net asset value of the corresponding Portfolio determined at the close of business on the day prior to the Closing Date, divided by (ii) the net asset value per share of the respective A, B, C or Q Class of shares of the corresponding Institutional Portfolio outstanding as of the Closing Date.

                                   ARTICLE 3.
                              SHARES OF THE FUNDS

    SECTION A. LIQUIDATION OF A, B, C AND QUALIFIED PORTFOLIOS. Subject to the terms and conditions set forth herein, on the Closing Date the Trust shall liquidate each Portfolio and shall distribute pro rata to the shareholders of record of each Portfolio, determined as of the Closing Date, the Fund Shares received by such Portfolio pursuant to Section 2.1.

    SECTION B. ISSUANCE OF SHARE CERTIFICATES. Each Portfolio shall accomplish the liquidation and distribution provided for herein by opening accounts on the books of the corresponding Fund in the names of its shareholders and transferring the Fund Shares credited to the account of the Portfolio on the books of the Fund. As promptly as practicable after the Closing, each holder of any outstanding certificate evidencing shares of a Portfolio or Institutional Portfolio shall be entitled to surrender the same to the Trust's transfer agent and request in exchange therefor a certificate or certificates representing the number of shares of beneficial interest of the Class into which the shares of beneficial interest theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for fractional shares of beneficial interests of a Fund shall not be issued, but shall be continued to be carried by the Funds for the open account of such shareholder. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of a Portfolio or Institutional Portfolio, shall be deemed for all purposes to evidence ownership of the number of shares of the Class of shares of beneficial interest of the Fund into which the shares of beneficial interest of such Portfolio or Institutional Portfolio have been converted.

    SECTION C. TIME AND DATE OF VALUATION. The number of shares to be issued by each Fund to each Portfolio shall be computed as of 4:00 p.m. (Eastern time) on the Closing Date in accordance with the regular practices of the Trust.

                                   ARTICLE 4.
                            CLOSING AND CLOSING DATE

    SECTION A. CLOSING TIME AND PLACE. The Closing Date shall be the date on which all of the conditions set forth in Article V have been fulfilled or otherwise waived by the parties hereto but, in any event, not later than March 31, 1998, or such later date as the parties may mutually agree. All acts taking place on the Closing Date shall be deemed to be taking place simultaneously as of the close of business on the Closing Date, unless otherwise provided. The closing shall be held at 4:30 p.m. (Eastern time) at the offices of Nicholas-Applegate Capital Management ("NACM"), 600 West Broadway, San Diego, California 92101, or such other time and/or place as the parties may mutually agree.

    SECTION B. DELAY OF VALUATION. If on the Closing Date (a) the primary trading market for portfolio securities of any Portfolio is closed to trading or trading thereon is restricted, or (b) trading or the reporting of trading is disrupted so that an accurate appraisal of the value of the net assets of the Portfolio and an accurate calculation of the number of shares held by each shareholder is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

                                   ARTICLE 5.
        CONDITIONS PRECEDENT TO THE EFFECTIVENESS OF THE REORGANIZATION

    The respective obligations of each party to effect the reorganization contemplated by this Agreement is subject to the satisfaction or waiver on or prior to the Closing Date of the following conditions:

    SECTION A. SHAREHOLDER APPROVAL. On or prior to the Closing Date, the following matters shall have been approved by the following shareholders of the Trust in accordance with the provisions of the Trust's Declaration of Trust and the 1940 Act: (a) the shareholders of each of the Institutional Portfolios shall have approved an amendment to the Declaration of Trust of the Trust to permit the Board of Trustees to create multiple classes of shares of the Institutional Portfolios; and (b) the shareholders of each of the Portfolios of the Trust shall have approved the transactions contemplated by this Agreement and Plan of Reorganization.

    SECTION B. DISSOLUTION OF MASTER FUNDS. Each Master Fund shall have dissolved and distributed all of its assets in kind to the corresponding Portfolios and Institutional Portfolios, respectively.

    SECTION C. NO INJUNCTIONS OR RESTRAINTS. On the Closing Date, no action, suit or other proceeding shall be pending before any court or government agency which seeks to restrain or prohibit or obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.

    SECTION D. CONSENTS. All consents of the other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust and the Master Trust to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of any Fund or Portfolio.

    SECTION E. EFFECTIVE REGISTRATION STATEMENTS. The N-14 Registration Statement of the Trust with respect to the reorganization provided for herein and the N-1A Registration Statement of the Trust with respect to the Fund Shares shall have become effective and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated.

    SECTION F. TAX OPINIONS. The Trust shall have received an opinion of Paul, Hastings, Janofsky & Walker LLP substantially to the effect that for Federal income tax purposes:

    1. No gain or loss will be recognized by any Portfolio upon the receipt by the Portfolio of substantially all of the assets of the corresponding Master Fund;

    2. The transfer of substantially all of the assets and liabilities of each Portfolio to the corresponding Fund in exchange for Fund Shares, and the distribution of those Fund Shares to the Portfolio shareholders in liquidation of the Portfolio, will constitute a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended;

    3. No gain or loss will be recognized by any Fund upon the receipt of the assets of a Portfolio solely in exchange for Fund Shares;

    4. No gain or loss will be recognized by any Portfolio upon the transfer of its assets to its corresponding Fund in exchange for Fund Shares or upon the distribution of Fund Shares to Portfolio shareholders in exchange for their Portfolio shares;

    5. No gain or loss will be recognized by any Portfolio shareholders upon exchange of their Portfolio shares for Fund Shares;

    6. The tax basis of the assets of each Portfolio acquired by each Fund will be the same as the tax basis of such assets to the Portfolio immediately prior to the Reorganization;

    7. The tax basis of Fund Shares received by each shareholder of each Portfolio pursuant to the Reorganization will be the same as the tax basis of the Portfolio shares held by such shareholder immediately prior to the Reorganization;

    8. The holding period of the assets of each Portfolio by each Fund will include the period during which those assets were held by the Portfolio and the corresponding Master Fund; and

    9. The holding period of the Fund Shares to be received by each Portfolio shareholder will include the period during which the Portfolio shares exchanged therefor were held by such shareholder.

    SECTION G. INVESTMENT ADVISORY AGREEMENT. The Trust shall have entered into an Investment Advisory Agreement with NACM on substantially the same terms as the current agreement between NACM and the Master Trust.

    SECTION H. COVENANTS, REPRESENTATIONS AND WARRANTIES. Each party shall have performed all of its covenants set forth in Article VII, and its representations and warranties set forth in Article VI shall be true and correct and in all materials respects on and as of the Closing Date as if made on such date.

                                   ARTICLE 6.
                         REPRESENTATIONS AND WARRANTIES

    The parties represent and warrant as follows:

    SECTION A. STRUCTURE AND STANDING. The Trust represents and warrants that it is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets.

    SECTION B. POWER. The Trust represents and warrants that it has full power and authority to enter into and perform its obligations under this Agreement; the execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Trustees; and this Agreement constitutes its valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

    SECTION C. LITIGATION. The Trust represents and warrants that no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending against it and, to the best of its knowledge, none is threatened against it or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business, it knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

    SECTION D. SEC DOCUMENTS. The Trust represents and warrants, on behalf of each Fund, that its N-14 Registration Statement, on its effective date, insofar as it relates to such Fund (i) will comply in all material respects with the provisions of the Securities Act of 1933 and the 1940 Act, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

    SECTION E. ASSETS AND LIABILITIES. The Trust represents and warrants on behalf of each Fund, that, prior to the date hereof the Fund has had, and prior to the Closing Date the Fund will have, no assets or liabilities and no operations except as contemplated by this Agreement.

    SECTION F. CAPITAL STRUCTURE. The Trust represents and warrants that all of its issued and outstanding shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable.

                                   ARTICLE 7.
                                   COVENANTS

    SECTION A. COVENANTS RELATING TO THE CONDUCT OF BUSINESS. During the period from the date of this Agreement and continuing until the earlier of the termination of this Agreement or the Closing Date, each party shall operate its business in the ordinary course.

    SECTION B. PREPARATION OF N-14 REGISTRATION STATEMENT. As soon as reasonably practicable after the execution of this Agreement, the Trust shall file an N-14 Registration Statement with respect to the reorganization contemplated hereby with the United States Securities and Exchange Commission in form and substance satisfactory to all parties, and shall use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. As soon as reasonably practicable, the Trust shall also prepare and file any other filings required under applicable state securities laws.

    SECTION C. AMENDMENT OF N-1A REGISTRATION STATEMENT. As soon as reasonably practicable after the execution of this Agreement, the Trust shall amend its N-1A Registration Statement with respect to the Fund Shares with the United States Securities and Exchange Commission in form and substance satisfactory to all parties, and shall use its best efforts to provide that the amendment becomes effective as promptly as practicable. As soon as reasonably practicable, the Trust shall also prepare and file any other filings required under applicable state securities laws.

    SECTION D. SHAREHOLDERS MEETING. As soon as practicable after the effective date of the N-14 Registration Statement the Trust shall call a special meeting of the shareholders of the Trust for the purpose of considering the reorganization contemplated by this Agreement.

    SECTION E. FEES AND EXPENSES. Whether or not this Agreement is consummated, the Trust shall cause fifty percent (50%) of all costs and expenses incurred in connection with this Agreement and the transactions contemplated to be paid by NACM, and the balance by the Portfolios pro rata in proportion to their respective net assets at the Closing.

                                   ARTICLE 8.
                       TERMINATION, AMENDMENT AND WAIVER

    SECTION A. TERMINATION. This Agreement may be terminated by resolution of the Board of Trustees of the Trust at any time prior to the Closing Date, whether before or after approval by the shareholders of the Trust, if

    1. circumstances develop that, in the opinion of such Board of Trustees, make proceeding with the Plan inadvisable; or

    2. any approval of the shareholders of the Trust required for the consummation of the Plan shall not have been obtained; or

    3. any governmental body shall have issued an order, decree or ruling having the effect of permanently enjoining, restraining or otherwise prohibiting the consummation of this Agreement.

    SECTION B. EFFECT OF TERMINATION. In the event of any termination pursuant to Section 8.1, there shall be no liability for damage on the part of the Trust, or the Board of Trustees.

    SECTION C. AMENDMENT. This Agreement may be amended prior to the Closing Date by the parties at any time before or after approval hereof by the shareholders of the Trust; provided, however, that after such shareholder approval there shall not be any amendment that by law requires further approval by the shareholders without obtaining such further approval.

    SECTION D. WAIVER. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees of the Trust, if, in its judgment after consultation with legal counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Trust or the Master Trust.

    IN WITNESS WHEREOF, each party has caused this Agreement to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

                                Nicholas-Applegate Mutual Funds on behalf of
                                  each Portfolio
Attest:

                                By:
                                ---------------------------------------------
                                         John Wylie
                                         PRESIDENT

----------------------------
                                Nicholas-Applegate Mutual Funds on behalf of
                                  each Institutional Portfolio
Attest:

                                By:
                                ---------------------------------------------
                                         John Wylie
                                         PRESIDENT

----------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
600 West Broadway
San Diego, California 92101

January 5, 1998

Dear Shareholder:

    A special meeting of shareholders of Nicholas-Applegate Mutual Funds (the "Trust") will be held to determine important organizational issues affecting your portfolio. The meeting will begin at 9:00 a.m. local time on February 27, 1998, at the offices of the Trust, 600 West Broadway, 30th Floor, San Diego, California 92101.

    At the meeting shareholders of the Trust, other than shareholders of the Government Income Portfolios, will be asked to consider a reorganization in which the Trust will move from a complex "master-feeder" structure to a simpler and more economical "multi-class" structure.

    At the same time, shareholders of the Government Income A, B, C and Qualified Portfolios of the Trust will be asked to consider a reorganization in which they will receive corresponding Class A, B, C and Q shares of the Fully Discretionary Fixed Income Fund of the Trust. The goal of the reorganization is to produce a higher level of income for you from a portfolio comprised principally of investment grade debt securities. The reorganization should produce this increased income by spreading overhead costs over a substantially larger asset base and by giving you the opportunity to benefit from the higher level of income associated with the Fully Discretionary Fixed Income Fund.

    After the reorganization, your shares in the Fully Discretionary Fixed Income Fund will have exactly the same value as the shares of the Government Income Portfolio you owned immediately prior to the reorganization. In the opinion of the Trust's tax counsel, the proposed transaction with have no tax implications for you.

    In addition, shareholders of the Trust will be asked to elect Trustees to take office when the reorganization is concluded and to ratify the selection of Ernst & Young L.L.P. as independent public accountants of the Trust.

    The proposals have been carefully reviewed by your Board of Trustees, which recommends that you approve them. Please read the enclosed materials carefully, and sign, date and mail the enclosed proxy card(s) promptly in the enclosed return envelope. Your vote is important for the proper administration of the Trust.

    Thank you for your attention to this matter. If you have any questions on voting of proxies or the proposal to be considered at the meeting, please call us toll free at 1-800-551-8045.

                                          John D. Wylie
                                          PRESIDENT

                        NICHOLAS-APPLEGATE MUTUAL FUNDS
                               600 WEST BROADWAY
                          SAN DIEGO, CALIFORNIA 92101
                                 800/ 551-8045

                            ------------------------

                    COMBINED PROXY STATEMENT AND PROSPECTUS
                     (FOR THE GOVERNMENT INCOME PORTFOLIOS)

                            ------------------------

    This Combined Proxy Statement and Prospectus, which includes a Notice of Special Meeting of Shareholders, a Proxy Statement and a form of Proxy, is being furnished in connection with the special meeting of shareholders of Nicholas-Applegate Mutual Funds (the "Trust") to be held on February 27, 1998, and any adjournment thereof (the "Meeting"). It is being furnished to the shareholders of the Government Income Portfolios of the Trust. Shareholders of the other portfolios of the Trust are being asked to approve certain related matters described below, and are being provided with a separate Combined Proxy Statement and Prospectus in connection with the Meeting.

    The various portfolios of the Trust currently invest all of their assets in corresponding "master funds" of Nicholas-Applegate Investment Trust. At the Meeting the shareholders of the Trust, other than shareholders of the Government Income Portfolios, will be asked to approve a reorganization in which the Trust will move from this "master-feeder" structure to a "multi-class" structure. As a result of the reorganization, each shareholder of an A, B, C Qualified or Institutional portfolio (other than the Government Income Portfolios) will receive Class A, B, C, Q or I shares of a corresponding multi-class series of the Trust.

    At the Meeting, the shareholders of the Government Income A, B, C, and Qualified Portfolios will be asked to approve a reorganization in which they will receive corresponding Class A, B, C and Q shares of the Fully Discretionary Fixed Income Fund of the Trust.

    The shareholders of the Trust also will be asked to elect Trustees of the Trust and to ratify the selection of Ernst & Young L.L.P. as independent accountants.

    The Trust is an open-end, management investment company comprised of a number of diversified portfolios. This Combined Proxy Statement and Prospectus sets forth concisely the information that shareholders of the Government Income Portfolios of the Trust should know before voting on the proposed reorganization of those Portfolios and the other matters to be considered at the meeting. It should be read and retained for future reference.

    The most recent Prospectus and Statement of Additional Information relating to each A, B, C and Qualified Government Income Portfolio of the Trust are on file with the Securities and Exchange Commission and are incorporated by referenced herein. They are available without charge by writing or calling the Trust at its address and telephone number above. The Prospectus relating to the corresponding Class A, B, C, and Q shares of the Fully Discretionary Fixed Income Fund to be distributed to the shareholders pursuant to the reorganization accompanies this document. The Statement of Additional Information relating to the Class A, B, C, and Q shares of the Fully Discretionary Fixed Income Fund is also incorporated herein and is available without charge by writing or calling the Trust at its address and telephone number above.

                            ------------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             DATE:

                        NICHOLAS-APPLEGATE MUTUAL FUNDS
                               600 WEST BROADWAY
                          SAN DIEGO, CALIFORNIA 92101

                            ------------------------

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD FEBRUARY 27, 1998
                     (FOR THE GOVERNMENT INCOME PORTFOLIOS)

                            ------------------------

    A Special Meeting of shareholders (the "Meeting" ) of Nicholas-Applegate Mutual Funds (the "Trust") will be held at the offices of the Trust, 600 West Broadway, 30th Floor, San Diego, California 92101 at 9:00 a.m. local time on February 27, 1998.

    For shareholders of the Government Income Portfolios, the purpose of the Meeting is:

    1. To vote upon the reorganization of the A, B, C, and Qualified Government Income Portfolios pursuant to an Agreement and Plan of Reorganization in which the shareholders of the Portfolios will receive corresponding shares of the Fully Discretionary Fixed Income Fund of the Trust in exchange for their Portfolio shares.

    2. To elect Trustees of the Trust to hold office until their successors are elected and qualified.

    3. To ratify the selection of Ernst & Young L.L.P. as independent accountants for the Trust for the fiscal year ended March 31, 1998.

    Shareholders of record of the Trust at the close of business on December 19, 1997 will be entitled to notice of and to vote at the Meeting or any adjournment thereof. Each shareholder is requested to sign, date and return the enclosed proxy card(s) without delay, even if such shareholder now plans to attend the Meeting. A postage-paid envelope is enclosed for this purpose. Any shareholder present at the Meeting may vote personally on all matters brought before the Meeting and in that event such shareholder's proxy will not be used.

                                          E. Blake Moore, Jr.,
                                          SECRETARY
                                          Nicholas-Applegate Mutual Funds

January 5, 1997

                               TABLE OF CONTENTS

INTRODUCTION..............................................................     1

SHARES AND VOTING.........................................................     2

BACKGROUND OF THE PROPOSED GOVERNMENT INCOME PORTFOLIOS REORGANIZATION....     2

PROPOSAL 1. AMENDMENT OF DECLARATION OF TRUST.............................     6

PROPOSAL 2. APPROVAL OF THE PROPOSED GOVERNMENT INCOME PORTFOLIOS
            REORGANIZATION................................................     6

PROPOSAL 3. ELECTION OF TRUSTEES..........................................    14

PROPOSAL 4. SELECTION OF INDEPENDENT ACCOUNTANTS..........................    19

OTHER MATTERS.............................................................    19

NEXT MEETING OF SHAREHOLDERS..............................................    19

APPENDIX A--AGREEMENT AND PLAN OF REORGANIZATION

                                  INTRODUCTION

SOLICITATION OF PROXIES

    This Combined Proxy Statement and Prospectus (the "Proxy Statement") is being furnished to the shareholders of the Government Income A, B, C and Qualified Portfolios (the "Government Income Portfolios") of Nicholas-Applegate Mutual Funds (the "Trust") in connection with the solicitation of proxies by the Board of Trustees of the Trust for use at a Special Meeting of Shareholders of the Trust, and any adjournment thereof (the "Meeting"). Shareholders of the other portfolios of the Trust are being asked to approve certain related matters described below, and are receiving a separate combined proxy statement and prospectus in connection with the Meeting.

    The Meeting will to be held on February 27, 1998, at the offices of the Trust, 600 West Broadway, 30th Floor, San Diego, California 92101, for the purposes set forth in the Notice of Special Meeting of Shareholders and more fully described below. This Proxy Statement and the enclosed form of proxy (the "Proxy") were first mailed to shareholders entitled to vote at the Meeting on or about January 5, 1998.

PURPOSE OF MEETING

    One of the purposes of the Meeting is to permit the shareholders of the portfolios of the Trust, other than the Government Income Portfolios, to consider a reorganization (the "Multi-Class Reorganization") in which the portfolios will move from a "master-feeder" structure to a "multi-class" structure (Proposal 1). Currently, the A, B, C, Qualified and Institutional portfolios of the Trust, known as "feeder funds," invest all of their assets in shares of corresponding funds, known as "master funds," of Nicholas-Applegate Investment Trust (the "Master Trust"). As a result of the Multi-Class Reorganization the Trust will manage its assets directly rather than through the Master Trust, and each shareholder of a Nicholas-Applegate A, B, C, Qualified or Institutional portfolio (other than the Government Income Portfolios) will receive Class A, B, C, Q or I shares of a corresponding multi-class series of the Trust. The series of the Trust created after August 1, 1997 (the Global Blue Chip Bond Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater China Fund and Latin America Fund) are not part of the master/feeder structure and will not be affected by the Multi-Class Reorganization. The Board of Trustees and management of the Trust believe that the Multi-Class Reorganization will result in substantial economies for the Trust.

    Another purpose of the Meeting is to permit the shareholders of the Government Income A, B, C and Qualified Portfolios of the Trust to consider a reorganization (the "Government Income Portfolios Reorganization") in which they will receive corresponding Class A, B, C and Q shares of the Fully Discretionary Fixed Income Fund series of the Trust (Proposal 2). The Board of Trustees and management of the Trust believe that the Government Income Portfolios Reorganization will result in a higher level of income for shareholders from a portfolio comprised principally of investment grade debt securities.

    All shareholders of the Trust will also be asked to act on two other matters--the election of Trustees to take office when the Multi-Class Reorganization is concluded (Proposal 3) and ratification of the selection of Ernst & Young L.L.P. as independent public accountants to the Trust (Proposal
4).

    Nicholas-Applegate Capital Management (the "Investment Adviser") will bear 50% of the cost of solicitation of proxies, including the cost of printing, preparing, assembling and mailing the Notice of Meeting, Combined Proxy Statement and Prospectus and form of Proxy, and the balance will be paid by the Trust. In addition to solicitations by mail, proxies may be solicited by officers and regular employees of the Trust and the Investment Adviser by personal interview, by telephone or by facsimile. Tritech will also be retained to provide professional proxy solicitation services. The cost of solicitation, including specified expenses, is not expected to exceed $20,000.

                               SHARES AND VOTING

    The presence in person or by proxy of more than one-third of the outstanding shares of beneficial interest of the Trust entitled to vote at the Meeting will constitute a quorum. If a quorum is not present at the Meeting, sufficient votes in favor of the Proposals set forth in the Notice of Meeting are not received by the time scheduled for the Meeting, or the holders of shares present in person or by proxy determine to adjourn the Meeting for any other reason, the shareholders present in person or by proxy may adjourn the Meeting from time to time, without notice other than announcement at the Meeting. Any such adjournment will require the affirmative vote of shareholders holding a majority of the shares present in person or by proxy at the Meeting. The persons named in the Proxy will vote in favor of adjournment those shares which they represent if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any Proposal. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting notwithstanding the withdrawal or temporary absence of sufficient shares to reduce the number present to less than a quorum.

    Each shareholder is entitled to one vote for each full share and a fractional vote for each fractional share outstanding on the books of the Trust in the name of the shareholder or his or her nominee on the Record Date. The Record Date and time for determining those entitled to notice of and to vote at the Meeting has been fixed at the close of business on December 19, 1997.

    At the Record Date, the Trust had 62 series of shares and     total shares
outstanding. At the Record Date, the following persons owned of record more than 5% of the outstanding shares of the Government Income Portfolios and of the Trust as a whole:

    The Trust has no information regarding the beneficial owners of such shares at the Record Date. Except as indicated above, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of each of the Government Income Portfolios and the Trust as a whole at the Record Date.

    All shares represented by each properly signed Proxy received prior to the Meeting will be voted at the Meeting. If a shareholder specifies how the Proxy is to be voted on a Proposal to be considered at the Meeting, it will be voted as specified. If no direction is made on the Proxy, the Proxy will be voted FOR the proposals described in this Proxy Statement. Shareholders voting to ABSTAIN on a Proposal will be treated as present for purposes of achieving a quorum and in determining the votes cast on the Proposal. A properly signed Proxy on which a broker has indicated that it has no authority to vote on a Proposal on behalf of the beneficial owner (a "broker non-vote") will be treated as present for purposes of achieving a quorum but will not be counted in determining the votes cast on the Proposal.

    A Proxy may be revoked by a shareholder at any time prior to its use by written notice to the Trust, by submission of a later dated Proxy or by voting in person at the Meeting. If any other matters come before the Meeting, Proxies will be voted by the persons named in the Proxy in accordance with their best judgement.

    Proposal 1 affects only the shareholders of the Institutional Portfolios of the Trust and will not be submitted to the shareholders of the Government Income Portfolios. Shareholders of each A, B, C, and Qualified Government Income Portfolio will vote separately with respect to Proposal 2. All of the shareholders of the Trust will vote in the aggregate with respect to Proposals 3 and 4.

                           BACKGROUND OF THE PROPOSED
                  GOVERNMENT INCOME PORTFOLIOS REORGANIZATION

THE MULTI-CLASS REORGANIZATION

    Unlike other mutual funds that acquire their securities directly, the portfolios of the Trust created prior to August 1, 1997 invest their assets in funds of the Master Trust. This two-tier structure is known as a

"master/feeder" structure and it permits one or more feeder funds that have the same investment objectives but different operating characteristics (such as sales charges, expenses and investment minimums) to invest in the same master fund.

    When the Board of Trustees of the Trust established the master/feeder structure in 1993, it believed this form of organization would achieve certain efficiencies of operation and economies of scale. However, since the establishment of the master/feeder structure, the number of portfolios organized by the Trust using that structure has increased significantly, to 57. Furthermore, regulatory developments have occurred enabling mutual fund complexes to more easily achieve, through the use of multiple classes of shares, the benefits at one time expected of the master/feeder approach without the operating costs and technical complexities of a two-tiered structure.

    The purpose of the Multi-Class Reorganization is to eliminate the cost and complexity of a master/ feeder structure that has not yielded and is no longer expected to yield long-term efficiencies of operation and economies of scale. Management of the Trust expects the Multi-Class Reorganization to save the Trust approximately $1,000,000 per year in fees currently paid to the company which provides day-to-day accounting services to the Trust. In addition, the number of tax returns currently filed annually by the Trust and the Master Trust would be reduced from 129 to 38 and separate audits for the master funds would no longer
be necessary, with an annual savings of approximately $      . Over time the
Trust would also benefit from the fewer number of required SEC filings and other legal and administrative cost savings.

    As Investment Adviser to the Master Trust, Nicholas-Applegate Capital Management has to date voluntarily agreed to waive or defer its management fees and to absorb other operating expenses payable by the Trust and the Master Trust, to the extent necessary to ensure that the expenses for each portfolio (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) do not exceed certain levels. Accordingly, the shareholders of the Trust have in the past not borne the full cost of the master/feeder structure. However, the Board of Trustees believes that the Multi-Class Reorganization will benefit the shareholders of the Trust. Any expenses in excess of the current expense caps may be borne by the shareholders in the future, as in subsequent years each portfolio will reimburse the Investment Adviser when operating expenses (before recoupment) for the portfolio are less than the expense cap. Furthermore, although the Investment Adviser has agreed to maintain these expense caps through March 31, 1998, it cannot be expected to maintain the expense caps indefinitely in the future.

    In addition, the proposed Multi-Class Reorganization will permit the Trust to provide for the automatic conversion of its current portfolio B shares to portfolio A shares seven years after purchase. Although portfolio B shares may currently be exchanged voluntarily for the corresponding portfolio A shares seven years after purchase, the exchange is treated as a redemption and purchase for tax purposes. In the proposed multi-class structure, the Trust will be able to provide for automatic conversion without adverse federal income tax consequences. Such an exchange is beneficial for long-term shareholders, as portfolio A shares have lower annual distribution-related fees than portfolio B shares.

    Upon completion of the Multi-Class Reorganization, the current Fully Discretionary Fixed Income Institutional Portfolio of the Trust will be renamed the "Fully Discretionary Fixed Income Fund," the shareholders of the Portfolio will become Class I shareholders of the Fund, and the Board of Trustees will create Class A, B, C and Q shares of the Fund to enable the Government Income Portfolios Reorganization to be completed.

THE GOVERNMENT INCOME PORTFOLIOS REORGANIZATION

    The Board of Trustees of the Trust believes that, at their current sizes (ranging from $4,283,869 to $17,075 as of October 31, 1997), the Government Income A, B, C and Qualified Portfolios, and the corresponding Government Income master fund in which the Government Income Portfolios invest, are too small to operate in a cost effective manner. The Government Income Portfolios incur substantial overhead expenses, directly and through their investment in the Government Income master fund, for accounting services, legal services, printing, insurance, and custodial, transfer agency, advisory and administrative services. To date, Nicholas-Applegate Capital Management has been voluntarily subsidizing the Government Income Portfolios' operations by reducing its management fees to the Government Income master fund and by absorbing some of the other expenses of the master fund and the Portfolios, in order that the Government Income Portfolios can provide competitive yields to their shareholders. Management of the Trust does not foresee any significant increases in the assets of the Government Income Portfolios or the Government Income master fund in the near future, and Nicholas-Applegate Capital Management has informed the Board that it is unwilling to continue subsidizing the Government Income Portfolios' operations in the future despite any economies achieved in connection with the Multi-Class Reorganization.

    The Fully Discretionary master fund had aggregate assets of $14,665,285 million as of October 31, 1997, compromised principally of assets of the Fully Discretionary Fixed Income Institutional Portfolio of the Trust. The Fully Discretionary Fixed Income Institutional Portfolio and the corresponding Fully Discretionary Fixed Income master fund currently incur expenses similar to those of the Government Income Portfolios and the Government Income master fund. However, management believes that as a result of the proposed Multi-Class Reorganization and the proposed Government Income Portfolios Reorganization, the combined asset base of the Fully Discretionary Fund will permit the Fund to spread reduced expenses over a larger asset base, with reasonable prospects for further increases in assets in the future. Because the investment objectives of the Government Income Portfolios and the Fully Discretionary Fixed Income Fund are similar, the Board of Trustees believes that shareholders of the Government Income Portfolios should be able to continue to meet their primary goal of current income from a portfolio comprised principally of high quality fixed income securities after completion of the Government Income Portfolios Reorganization.

    The Board of Trustees believes that the only practical alternative to the proposed Government Income Portfolios Reorganization would be a taxable liquidation of the Portfolios, which would not be preferable to the proposed tax-free reorganization with the Fully Discretionary Fund.

INVESTOR EXPENSES

    Investors pay various expenses, either directly or indirectly. The figures below are expenses for each Government Income Portfolio (including their shares of the expenses of the corresponding Government Income master fund) for the fiscal year ended March 31, 1997. No Fully Discretionary Fixed Income A, B, C or Qualified Portfolios currently exist, so the figures set forth below for the A, B, C and Q Classes of the Fully Discretionary Fund are estimated expenses for the first year of operation of the Fund.

                                                GOVERNMENT INCOME PORTFOLIOS                         FULLY DISCRETIONARY
                                  --------------------------------------------------------            FIXED INCOME FUND
                                                                                QUALIFIED   -------------------------------------
                                   PORTFOLIO A    PORTFOLIO B    PORTFOLIO C    PORTFOLIO     CLASS A      CLASS B      CLASS C
                                  -------------  -------------  -------------  -----------  -----------  -----------  -----------
SHAREHOLDER TRANSACTION
  EXPENSES:
Maximum sales charge on
  purchases (as a percentage of
  offering price)...............         4.75%          None           None          4.75%        4.75%        None         None
Sales charge on reinvested
  dividends.....................         None           None           None          None         None         None         None
Deferred sales charge (as a
  percentage of original
  purchase price or redemption
  proceeds, whichever is
  lower)........................         None(1)        5.00%          1.00%         None         None(1)       5.00%       1.00%
Redemption fee..................         None           None           None          None         None         None         None
Exchange Fee....................         None           None           None          None         None         None         None
ANNUAL PORTFOLIO OPERATING
  EXPENSES AS A PERCENTAGE OF
  AVERAGE NET ASSETS:...........
Management fees.................         0.40%          0.40%          0.40%         0.40%        0.45%        0.45%        0.45%
12b-1 expenses..................         0.25%          0.50%          0.50%         0.25%        0.25%        0.50%        0.50%
Other expenses (after expense
  deferral) (2).................         0.25%          0.40%          0.40%         0.15%        0.60%        0.75%        0.75%
Total operating expenses (after
  expense deferral) (2).........         0.90%          1.30%          1.30%         0.80%        1.30%        1.70%        1.70%


                                    CLASS Q
                                  -----------
SHAREHOLDER TRANSACTION
  EXPENSES:
Maximum sales charge on
  purchases (as a percentage of
  offering price)...............        None
Sales charge on reinvested
  dividends.....................        None
Deferred sales charge (as a
  percentage of original
  purchase price or redemption
  proceeds, whichever is
  lower)........................        None
Redemption fee..................        None
Exchange Fee....................        None
ANNUAL PORTFOLIO OPERATING
  EXPENSES AS A PERCENTAGE OF
  AVERAGE NET ASSETS:...........
Management fees.................        0.45%
12b-1 expenses..................        0.25%
Other expenses (after expense
  deferral) (2).................        0.18%
Total operating expenses (after
  expense deferral) (2).........        0.88%

--------------------------
(1) Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase.

(2) The Investment Adviser has voluntarily agreed to waive or defer its management fees and to absorb other operating expenses payable by the master funds and the Portfolios through March 31, 1998, and will do so for the various Classes of the Fully Discretionary Fixed Income fund through March 31, 1999. For the Government Income A, B, C and Qualified Portfolios, Total operating expenses would have been 7.67%, 8.33%, 4.98% and 2,789.64%, respectively, and Other expenses would have been 7.02%, 7.43%, 4.08%, and 2,788.99%, respectively, absent the deferral. For the Class A, B, C and Q shares of the Fully Discretionary Fixed Income Fund, estimated Total operating expenses are 6.18%, 4.35%, 3.92% and 268.01%, respectively, and estimated Other expenses are 5.53%, 3.45%, 3.02%, and 267.36%, respectively, absent the deferral. Because of the 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

                 PROPOSAL 1.  AMENDMENT OF DECLARATION OF TRUST

    At the Meeting, shareholders of the Institutional Portfolios of the Trust (including the Fully Discretionary Fixed Income Institutional Portfolio) will be asked to approve an amendment to the Trust's Declaration of Trust to permit the board of Trustees to create multiple classes of the Institutional Portfolios. As this Proposal affects only the Institutional Portfolios, it is not being submitted to the shareholders of the Government Income Portfolios.

            PROPOSAL 2.  APPROVAL OF THE PROPOSED GOVERNMENT INCOME
                           PORTFOLIOS REORGANIZATION

    At the Meeting, shareholders of the A, B, C, and Qualified Government Income Portfolios will be asked to approve the proposed Government Income Portfolios Reorganization.

DESCRIPTION OF THE PROPOSED GOVERNMENT INCOME PORTFOLIOS
  REORGANIZATION

THE REORGANIZATION AGREEMENT

    The terms and conditions under which the proposed Government Income Portfolios Reorganization will be completed are set forth in the Agreement and Plan of Reorganization (the "Reorganization Agreement") attached as Appendix A. The following is a summary of the Reorganization Agreement.

    The Reorganization Agreement provides for the completion of the Government Income Portfolios Reorganization (the "Closing") in several steps:

        First, upon completion of the Multi-Class Reorganization, the Fully Discretionary Fixed Income Institutional Portfolio will be renamed the "Fully Discretionary Fixed Income Fund," and its existing shares will be designated Class I shares of the Fund.

        Second, the Government Income master fund will dissolve and distribute its assets in kind (i.e., in the form of the bonds or other investment securities held by the master fund), to the A, B, C and Qualified Government Income Portfolios.

        Third, the A, B, C and Qualified Government Income Portfolios will transfer their assets to the Fully Discretionary Fixed Income Fund. In exchange, each Government Income Portfolio will receive Class A, B, C or Q shares of the Fully Discretionary Fixed Income Fund with the same total net asset value as the assets being transferred.

        Finally, each A, B, C and Qualified Government Income Portfolio will distribute the Fully Discretionary Fixed Income Fund shares it receives to its shareholders, and will dissolve. For example, Government Income Portfolio A will distribute the Class A shares of the Fully Discretionary Fixed Income Fund to its shareholders. Each former shareholder of Government Income Portfolio A will then hold Class A shares of the Fully Discretionary Fixed Income Fund with the same net asset value as the shares of the Government Income Portfolio A he previously held.

    The Closing is subject to various conditions, including the completion of the Multi-Class Reorganization, approval of the Government Income Portfolios Reorganization by a majority of shares of each A, B, C, and Qualified Government Income Portfolio, dissolution of the Government Income master fund, completion of all filings with, and receipt of all necessary orders and approvals from, the Securities and Exchange Commission (the "SEC"), delivery of legal opinions regarding the Federal tax consequences of the Government Income Portfolios Reorganization, and other customary corporate and securities matters. Any conditions may be waived by the Board of Trustees of the Trust if, in its judgment, such waiver will not have a material adverse effect on the interests of the shareholders. The Reorganization Agreement may be terminated at any time if the Board of Trustees determines in good faith that the Government Income

Portfolios Reorganization is not in the best interests of its shareholders or the shareholders of the Fully Discretionary Fixed Income Fund.

FEDERAL TAX CONSEQUENCES

    The Trust has received an opinion from Paul, Hastings, Janofsky & Walker LLP, the legal counsel to the Trust, to the effect that under the Internal Revenue Code the Government Income Portfolios Reorganization will not result in any taxable income to the Trust or its shareholders. This legal opinion is not binding on the Internal Revenue Service or any other taxing authority, and the Trust does not intend to seek a private letter ruling or advisory opinion from the Internal Revenue Service with respect to the tax effects of the Government Income Portfolios Reorganization.

CHANGE OF FUND NAME

    After the Multi-Class Reorganization and the Government Income Portfolios Reorganization are completed, the Fully Discretionary Fixed Income Fund will be renamed the High Quality Bond Fund, to better reflect its investment objective and policies.

COMPARISON OF THE GOVERNMENT INCOME PORTFOLIOS AND THE FULLY
  DISCRETIONARY FIXED INCOME FUND

    The Trust is an open-end management investment company currently offering a number of separate diversified Portfolios with differing sales load, shareholder services plan and distribution plan arrangements. The Trust was organized in December 1992 as a business trust under the laws of the State of Delaware. If the Multi-Class Reorganization is approved and completed, shareholders of each Institutional Portfolio series of the Trust will become Class I shareholders of the same series (which will be renamed a "Fund"), and shareholders of each A, B, C and Qualified Portfolio series of the Trust will become Class A, B, C and Q shareholders of the corresponding Fund.

    Pursuant to the Multi-Class Reorganization, the Fully Discretionary Fixed Income Institutional Portfolio of the Trust will be renamed the "Fully Discretionary Fixed Income Fund" of the Trust, and the existing shareholders of that Institutional Portfolio will hold Class I shares of the Fully Discretionary Fixed Income Fund. As a result of the proposed Government Income Portfolios Reorganization, each shareholder of an A, B, C, or Qualified Government Income Portfolio will hold Class A, B, C or Q shares of the Fully Discretionary Fixed Income Fund with the same net asset value as his current shares.

    A brief comparison of the Government Income Portfolios with the Fully Discretionary Fixed Income Fund is set forth below:

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

    The Government Income Portfolios seek, as their investment objective, current income consistent with prudent investment risk and preservation of capital. They invest (through the Government Income master fund) primarily in intermediate term government bonds. The Fully Discretionary Fixed Income Fund seeks to maximize total return through an actively managed diversified portfolio of debt securities.

    Under normal conditions, the Government Income Portfolios, through the Government Income master fund, invest at least 75% of their total assets in securities issued by the U.S. Government and its agencies and instrumentalities. They invest the remainder primarily in non-agency mortgage-related securities, domestic and foreign investment grade debt obligations and short-term investments. The Fully Discretionary Fixed Income Fund, under normal conditions, invests at least 65% of its total assets in investment grade debt securities issued by U.S. and foreign corporations and U.S. and foreign governments and their agencies and instrumentalities. In addition, unlike the Government Income Portfolios, the Fully

Discretionary Fixed Income Fund may invest in municipal debt securities and may invest up to 20% of its assets in debt securities rated below investment grade.

    The investment policies of the Government Income Portfolios and the Fully Discretionary Fixed Income Fund also differ in certain other significant respects. Both the Government Income Portfolios and the Fully Discretionary Fixed Income Fund may enter into interest rate or financial futures contracts and into foreign currency futures contracts (and options on those futures contracts) as hedging techniques. However, the Fully Discretionary Fixed Income Fund may also write covered call and secured put options on securities and securities indexes and may enter into interest rate and currency swaps as hedging techniques, subject to the limitation that it may not enter into such hedging transactions if as a result more than 25% of its net assets would be hedged or more than 25% of its net assets would be used as cover for options it has written. In addition to hedging transactions, the Fully Discretionary Fixed Income Fund may enter into options, futures and swap transaction to enhance potential gain in circumstances where hedging is not involved, provided that its net loss exposure from such transactions does not exceed 5% of its net assets at any time.

RISK FACTORS

    As noted above, the investment objectives, policies and restrictions of the Government Income Portfolios and the Fully Discretionary Fund differ in some respects. As a result of these differences, an investment in the Fully Discretionary Fixed Income Fund involves greater risk than an investment in a Government Income Portfolio.

    The values of both the Government Income Portfolios' and the Fully Discretionary Fixed Income Fund's portfolios fluctuate in response to movements in interest rates. However, the average duration of the Fully Discretionary Fixed Income Fund's portfolio will range from two to eight years, compared to three to six years for the Government Income Portfolios. Although longer maturity securities generally have higher yields, they also have greater fluctuations in price. In addition, by including in its portfolio a greater portion of securities issued by domestic and foreign companies, states and municipalities, the Fully Discretionary Fixed Income Fund incurs market and credit risks, in addition to interest rate risks, that are greater than those incurred by the Government Income Portfolios, which have investment portfolios consisting primarily of securities issued by the U.S. Government and its agencies and instrumentalities. Although at least 65% of the Fully Discretionary Fixed Income Fund's total assets will be comprised of investment grade securities, the prices of such securities are likely to change more than those of U.S. Government securities, and thus the net asset values of the Fund's shares are likely to move more in price than those of the Government Portfolios. Furthermore, credit ratings of portfolio securities are heavily weighted by past developments and do not necessarily reflect probable future conditions, securities in the lower investment grades have some speculative characteristics, and changes in economic conditions or other circumstances may be more likely to lead to the issuers' weakened capacity to pay interest and principal than would be the case with higher rated investment grade securities.

    In addition, the Fully Discretionary Fixed Income Fund may invest up to 20% of its assets in debt and convertible securities rated below investment grade. Securities rated below investment grade, commonly referred to as "junk bonds" or "high-yield, high risk bonds," are subject to greater risk of loss of income and principal than higher rated bonds and are considered to be predominantly speculative. The issuers' capacity to pay interest and repay principal may decline during sustained periods of deteriorating economic conditions or rising interest rates, and such bonds are subject to wider market and yield fluctuations than higher-rated securities. The markets for such securities may be thinner and less active than higher-rated securities, which can adversely affect the prices at which the securities can be sold and the Fund's ability to accurately price the securities. The Fund may purchase securities with any rating (or comparable unrated securities), including securities currently in payment default. Although Nicholas-Applegate Capital Management (the "Investment Adviser") will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, there can be no assurance that losses will not occur.

    Furthermore, the Fully Discretionary Fixed Income Fund may invest an unlimited portion of its portfolio in securities of foreign companies and governments, compared to a limited of 35% for the Government Income Portfolios. Such investments bear special risks, including fluctuations in foreign exchange rates, political or economic instability in the country of issue, and the possible imposition of exchange controls or other laws or restrictions. In addition, securities prices in foreign markets are generally subject to different economic, financial, political, and social factors than are the prices of securities in the United States markets. With respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation, limitations on liquidity of securities or political or economic developments which could affect foreign investments. Moreover, securities of foreign issuers generally will not be registered with the Securities and Exchange Commission and such issuers generally will not be subject to the Commission's reporting requirements. Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities than is available concerning U.S. companies. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the United States. Neither the Government Income Portfolios nor the Fully Discretionary Fixed Income Fund will invest in securities denominated in a foreign currency unless, at the time of investment, such currency is considered by the Investment Adviser to be fully exchangeable into United States dollars without significant legal restriction.

    The Fully Discretionary Fixed Income Fund may invest in securities issued by state and local governments, territories and possession of the U.S., regional government authorities, and their agencies and instrumentalities ("municipal securities"), including general obligation and revenue bonds. The issuers of municipal securities may become subject to laws enacted in the future by state or local legislative bodies or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of the issuers to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal or an interest on its municipal obligations may be materially affected.

    The Fully Discretionary Fixed Income Fund may use options on securities and securities indexes for hedging purposes and in non-hedging transactions to enhance potential gain. There is a risk that the prices of the options may not correlate perfectly with the prices of the securities in its portfolio. This may cause the options to react differently than the Fund's portfolio securities to market changes. In addition, the Investment Adviser could be incorrect in its expectations about the direction or extent of market movements, in which case the Fund could lose money on an option. The Fund may also use dealer options, which lack the liquidity of exchange traded options and involve the risk that the securities dealers participating in the transactions will fail to meet their obligations. Although the Investment Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market will exist for these instruments, which could prevent the Fully Discretionary Fixed Income Fund from liquidating an unfavorable position.

    Interest rate and currency swap transactions in which the Fully Discretionary Fixed Income Fund may invest require the Fund to rely on the other party to the transaction to perform its obligations pursuant to the swap agreement. In the event of a default by the other party, the Fund would have contractual remedies against the defaulting party but there is no assurance that the Fund would be able to obtain the expected benefit from the transaction.

INVESTMENT ADVISER

    All of the Portfolios of the Trust, including the Government Income Portfolios, currently invest their assets in the corresponding series of the Master Trust managed by the Investment Adviser, and the Portfolios do not themselves engage the services of the Investment Adviser or any other investment manager. Upon completion of the Multi-Class Reorganization, the Trust will enter into a new investment advisory agreement with the Investment Adviser on behalf of all of its portfolios, including the Fully Discretionary Fixed Income Fund, on terms and conditions substantially identical to the terms and conditions of the current investment advisory agreement between the Investment Adviser and the Master Trust.

    The investment advisory fees currently paid by the Government Income Portfolios will increase slightly as a result of the proposed Government Income Portfolios Reorganization. As compensation for the services it provides to the Government Income master fund, the Investment Adviser receives a monthly fee at the rate of 0.40% of the first $500 million of the master fund's net assets, and 0.35% of net assets in excess of $500 million. As compensation for the services it provides to the Fully Discretionary Fixed Income Fund, the Investment Adviser will receive a monthly fee at the rate of 0.45% of the first $500 million of the Fund's average net assets, 0.40% of the next $250 million of average net assets, and 0.35% of average net assets in excess of $750 million.

    The expense cap voluntarily applied by the Investment Adviser to the Fully Discretionary Fixed Income Fund will be higher than the expense cap currently voluntarily applied to the Government Income Portfolios. To limit the expenses of the Government Income Portfolios, the Investment Adviser has voluntarily agreed to defer its fees payable by the Government Income master fund, and to absorb other operating expenses payable by the master fund and the Government Income Portfolios, through March 31, 1999, to ensure that the expenses allocable to each Portfolio (excluding interest, taxes, brokerage commission and other portfolio transaction expenses, capital expenditures and extraordinary expenses, but including the Portfolio's proportionate share of the master fund's similar operating expenses) do not exceed the following respective percentages of the Portfolios' average net assets on an annual basis: Portfolio A--0.90%; Portfolio B--1.30%; Portfolio C--1.30%; Qualified Portfolio--0.80%. To limit the expenses of the various Classes of the Fully Discretionary Fixed Income Fund, the Investment Adviser has voluntarily agreed to similar expense deferrals through March 31, 1999, as follows: Class A--1.30%; Class B--1.70%; Class C--1.70%,
Class Q--0.88%. As was the case with the Government Income Portfolios, each Class of the Fully Discretionary Fixed Income Fund will reimburse the Investment Adviser for fees deferred or other expenses paid in later years in which operating expenses for the Class are less than the applicable percentage limitation for any such year. In both cases, no interest, carrying or finance charge will be paid with respect to any amounts representing fees deferred or other expenses paid by the Investment Adviser. In addition, in both cases unreimbursed amounts will not be payable upon termination or renewal of the investment advisory agreement. Although the limitations are voluntary, they have been in effect since the inception of the Government Income Portfolios and Fully Discretionary Fixed Income Institutional Portfolios, and the Investment Adviser has no current intention of terminating the limitations applicable to the Classes of the Fully Discretionary Fixed Income Fund.

ADMINISTRATIVE SERVICES

    Investment Company Administration Corporation ("ICAC") currently serves as the principal administrator of the Trust and the Master Trust and, pursuant to Administration Agreements with the Trust and the Master Trust, is responsible for performing all administrative services required for the daily business operations of the Trust and the Master Trust, subject to the supervision of the Board of Trustees of the Trust and the Master Trust. After the Multi-Class Reorganization, the Master Trust's Administration Agreement will be terminated, and the Trust will enter into a new Administration Agreement on terms and conditions substantially identical to those applicable to the Portfolios immediately prior to the Multi-Class Reorganization, except for the fee adjustments described below.

    The total fees paid to ICAC by the Government Income Portfolios and the Government Income master fund for the fiscal year ended March 31, 1997 were $27,846 (.58% of the Government Income Portfolios' average net assets). Under its new Administration Agreement with the Trust, ICAC will receive annual fees from the Fully Discretionary Fund equal to the Fully Discretionary Fund's pro rata portion (based on its net assets compared to the Trust's total net assets) of a fee equal to 0.05% of the first $100 million of the Trust's average net assets, 0.04% of the next $150 million, 0.03% of the next $300 million, 0.02% of the next $300 million and 0.01% thereafter, subject to a $40,000 annual minimum. If this fee arrangement had been in effect for the year ended March 31, 1997, the total fees paid to ICAC by the Government Income Portfolios would have been $27,846 (.58% of average net assets).

    Pursuant to an Administrative Services Agreement with the Trust, the Investment Adviser is currently responsible for providing all administrative services to the Trust which are not provided by ICAC or by the Trust's distributor, transfer agents, accounting agents, independent accountants and legal counsel. The Administrative Services Agreement will be amended to add the Funds (including the Fully Discretionary Fixed Income Fund) as parties on terms and conditions substantially identical to the terms and conditions applicable to the Portfolios immediately prior to the Multi-Class Reorganization.

    PFPC Inc. currently provides day-to-day accounting services to the Trust and the Master Trust pursuant to Accounting Services Agreement with the Trust and the Master Trust. After the Multi-Class Reorganization, the Master Trust's Accounting Services Agreement will be terminated, and the fee schedule for the Trust's Accounting Services Agreement will be amended.

    Under its current Accounting Services Agreement with the Trust, PFPC receives annual fees from the Government Income Portfolios aggregating $50,664 and from the Government Income master fund equal to $6,250 plus 0.03% of average daily net assets from $100 million to $250 million, 0.02% of the next $250 million, and 0.15% thereafter. The total fees paid to PFPC by the Government Income Portfolios and the Government Income master fund for the fiscal year ended March 31, 1997 were $114,358 (2.4% of the Government Income Portfolios' average net assets). Under its new fee schedule with the Trust, PFPC will receive annual fees from the Fully Discretionary Fund equal to its pro rata portion (based on its net assets compared to the Trust's total net assets) of a fee equal to $6,250 per Fund plus 0.03% of each Fund's average daily net assets from $100 million to $250 million, 0.02% of the next $250 million, and 0.15% over $500 million. If this arrangement had been in effect for the year ended March 31, 1997, the total fees paid to PFPC by the Government Income Portfolios would have been $75,497 (.82% of average net assets).

DISTRIBUTOR, TRANSFER AGENT AND CUSTODIAN

    Nicholas-Applegate Securities currently serves as the principal underwriter and distributor for the Trust pursuant to a Distribution Agreement with the Trust, State Street Bank and Trust Company currently serves as the transfer agent for the Trust pursuant to a Transfer Agency and Services Agreement with the Trust, and PNC Bank currently serves as the custodian for the Trust pursuant to a Custodian Services Agreement with the Trust. The Distribution Agreement, the Transfer Agency and Service Agreement and the Custodian Services Agreement will be amended to add the Funds (including the Fully Discretionary Fixed Income
Fund) as parties to each on terms and conditions substantially identical to the terms and conditions applicable to the Portfolios immediately prior to the Multi-Class Reorganization. The Master Trust has similar arrangements for which it pays nominal fees, which will be terminated upon completion of the Multi-Class Reorganization.

CAPITALIZATION

    The following table shows the capitalization of the Fully Discretionary Fixed Income Portfolio at October 31, 1997 (unaudited) and on a pro forma basis (unaudited) giving effect to the Multi-Class Reorganization and the Government Income Portfolios Reorganization:

                              CAPITALIZATION TABLE

                                                                       FULLY DISCRETIONARY    FULLY DISCRETIONARY
                                                   GOVERNMENT INCOME      FIXED INCOME         FIXED INCOME FUND
                                                     PORTFOLIO (1)        PORTFOLIO (1)     COMBINED PRO FORMA (2)
                                                   ------------------  -------------------  -----------------------
Portfolio A......................................     $  1,103,818            None           $  1,103,818(Class A)
Portfolio B......................................     $  1,924,564            None           $  1,924,564(Class B)
Portfolio C......................................     $  4,283,869            None           $  4,283,869(Class C)
Portfolio Q......................................     $     17,075            None           $     17,075(Class Q)

------------------------

(1) As of October 31, 1997.

(2) After giving effect to the Multi-Class Reorganization and the Government Income Portfolios Reorganization.

PURCHASES AND REDEMPTIONS

    Shareholders of the Government Income Portfolios who receive shares of corresponding Classes of the Fully Discretionary Fixed Income Fund in the Government Income Portfolios Reorganization will be able to purchase and redeem shares in the Fund in substantially the same manner and subject to substantially the same conditions as shares in the Portfolios presently are purchased and redeemed.

DIVIDENDS, DISTRIBUTIONS AND TAXES

    The Government Income Portfolios currently pay monthly dividends of net investment income and annual contributions of net capital gains, if any. Following the Government Income Portfolios Reorganization, the Fully Discretionary Fixed Income Fund will declare and pay dividends and calculate and make distributions of net capital gains, if any, in the same manner.

    The Trust has elected to qualify each Government Income Portfolio and the Fully Discretionary Fixed Income Institutional Portfolio as a regulated investment company under Subchapter M of the Code, and intends that the Fully Discretionary Fixed Income Fund will remain so qualified. As a regulated investment company, the Fully Discretionary Fixed Income Fund will be entitled to the same benefits and subject to the same tax regulations as the Government Income Portfolios immediately prior to the Government Income Portfolios Reorganization.

PORTFOLIO TRANSACTIONS AND BROKERAGE

    The Investment Adviser will execute the portfolio transactions and allocate the brokerage business of the Fully Discretionary Fixed Income Fund subject to policies established by the Board of Trustees of the Trust which are substantially identical to those in effect with respect to the Government Income master fund immediately prior to the Multi-Class Reorganization.

SHAREHOLDERS' RIGHTS

    The rights of shareholders of the Classes of the Fully Discretionary Fixed Income Fund are identical in all material respects to those of shareholders of the Government Income Portfolios, except that Class B shares will convert automatically to Class A shares seven years after purchase. As was the case before the Multi-Class Reorganization, the shareholders of the Trust will vote in the aggregate on all matters except those affecting only a particular Fund or Class, in which case only the shareholders of the affected Fund or Class will vote.

FURTHER INFORMATION ABOUT THE GOVERNMENT INCOME PORTFOLIOS AND THE FULLY
  DISCRETIONARY FIXED INCOME FUND

    Further information about the Government Income Portfolios and the Fully Discretionary Fixed Income Fund is contained in their current prospectuses and statements of additional information, which are incorporated herein by reference. Copies of the Fund's prospectus accompanies this Proxy Statement. The Trust will also provide its most recent annual reports to shareholders with respect to the Fully Discretionary Fixed Income Institutional Portfolio for the year ended March 31, 1997, and its semiannual report to shareholders for the six months ended September 30, 1997, upon request. These documents are available without charge by writing to the Trust at 600 West Broadway, San Diego, California 92101, or by calling (800) 551-8045.

    The Trust is subject to the information requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, and as required by those Acts file reports, proxy statements and other information with the Securities and Exchange Commission. Such reports, proxy statements and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's regional offices at 219 South Dearborn Street, Chicago, Illinois 6064 and 75 Park Place, New York, New York. They may also be viewed on the Internet at www.sec.gov. Copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services of the SEC, Washington, D.C. 20549.

APPROVAL OF THE BOARD OF TRUSTEES

    As discussed above, the Board of Trustees believes that the proposed Government Income Portfolios Reorganization will be advantageous to the shareholders of the Portfolios. At their current sizes, the Government Income Portfolios are too small to operate in a cost effective manner. Management of the Trust does not foresee any significant increases in the assets of the Government Income Portfolios or the Government Income master fund in the near future which would change this situation. Although Nicholas-Applegate Capital Management has been voluntarily subsidizing the Portfolios' operations, it is not willing to continue to do so in the future, even after completion of the Multi-Class Reorganization.

    Although the Fully Discretionary Fixed Income Fund has slightly higher expenses than the Government Income Portfolios, management believes that as a result of the Multi-Class Reorganization and the Government Income Portfolios Reorganization, the combined asset base of the Fund will permit it to spread reduced expenses over a larger asset base, with reasonable prospects for further increases in assets and correspondingly lower expenses in the future. Furthermore, the investment objective of the Fully Discretionary Fixed Income Fund is similar to that of the Government Income Portfolios, and a substantial portion of the Fund's portfolio will be comprised of investment-grade securities. Thus, the Board of Trustees believes that the shareholders of the Government Income Portfolios should be able to continue to meet their primary goal of current income from a portfolio comprise principally of high quality fixed income securities after completion of the Government Income Portfolios Reorganization.

    The Board of Trustees believes that the only practical alternative to the proposed Government Income Portfolios Reorganization would be a taxable liquidation of the Portfolios, which would not be preferable to the proposed tax-free reorganization with the Fully Discretionary Fixed Income Fund. However, if for any reason the proposed Government Income Portfolios Reorganization is not completed, the Board of Trustees currently believes that its only option will be such a liquidation.

VOTE REQUIRED

    Approval of the Government Income Portfolios Reorganization requires the affirmative votes of shareholders holding more than 50% of the outstanding shares of each of the Government Income Portfolios. If the shareholders of all the Portfolios do not approve the proposed Government Income Portfolios Reorganization, or either the Multi-Class Reorganization or the Government Income Portfolios Reorganization is not completed for any other reason, then the Board of Trustees intends to liquidate the Government Income Portfolios.

                       PROPOSAL 3.  ELECTION OF TRUSTEES

    At the Meeting, shareholders will be asked to elect Trustees of the Trust to hold office until their successors are elected. to hold office until their successors are elected.

    The Proxy holders intend to vote for the election of the nominees named below, all of whom are currently Trustees of the Trust or the Master Trust. All of the nominees have consented to be named and have indicated their intent to serve if elected. If any nominee is unavailable for any reason, the proxy holders will consult with the Board of Trustees of the Trust in determining how to vote the shares represented by them.

    The following table indicates, as to each of the nominees for election as a Trustee, his or her name, position with the Trust or Master Trust, age, principal occupation during the past five years, other directorships held in public companies, and the number of shares of the Trust beneficially owned at the Record Date. Unless otherwise indicated and subject to applicable community property and similar laws, each nominee has sole voting and investment power with respect to the shares of the Trust beneficially owned. Trustees whose names are followed by an asterisk are "interested persons" of the Trust (as defined by the Investment Company Act of 1940, as amended).

                                                                                                    SHARES OWNED
                                                                                                    BENEFICIALLY
                                                                                                         AND
NAME, POSITION AND AGE                      PRINCIPAL OCCUPATION AND OTHER INFORMATION               % OF TRUST
-------------------------------  ----------------------------------------------------------------  ---------------
FRED C. APPLEGATE, Trustee and   Private investor (since January 1992); formerly President,
Chairman of the Board of         Nicholas-Applegate Capital Management (from August 1984 to
Trustees () (2)                  December 1991).Director of Nicholas- Applegate Fund, Inc. (since
                                 1987).Mr. Applegate's interests in Nicholas-Applegate Capital
                                 Management, Inc., the general partner of the Investment Adviser, were acquired by Mr. Nicholas in 1991 and 1992.

ARTHUR B. LAFFER, Trustee        Chairman, A.B. Laffer, V.A. Canto & Associates, an economic
()*(3)                           consulting firm (since 1979); Chairman, Laffer Advisors
                                 Incorporated, economic consultants (since 1981); Director,
                                 Nicholas-Applegate Fund, Inc. (since 1987); Director, U.S.
                                 Filter Corporation (since March 1991) and MasTec, Inc.
                                 (construction) (since 1994), and Coinmach Laundry Corporation
                                 (since 1996); Chairman, Calport Asset Management, Inc. (since
                                 1992); formerly Distinguished University Professor and Director,
                                 Pepperdine University (from Sept. 1985 to May 1988) and
                                 Professor of Business Economics, University of Southern
                                 California (1976 to 1984).

                                                                                                    SHARES OWNED
                                                                                                    BENEFICIALLY
                                                                                                         AND
NAME, POSITION AND AGE                      PRINCIPAL OCCUPATION AND OTHER INFORMATION               % OF TRUST
-------------------------------  ----------------------------------------------------------------  ---------------
CHARLES E. YOUNG, Trustee        Chancellor, UCLA (1968-1997); Director, Nicholas- Applegate
() (2)                           Fund, Inc. (since 1992); Director, Intel Corp. (since 1974),
                                 Academy of Television Arts and Sciences Foundation (since
                                 October 1988), Los Angeles World Affairs Council (since 1977)
                                 and Town Hall of California (since 1982).

ARTHUR E. NICHOLAS, Trustee ()*  Trustee and Chairman of the Board of Trustees of the Master
                                 Trust; Managing Partner and Chief Investment Officer,
                                 Nicholas-Applegate Capital Management, since 1984, and
                                 Chairman/President, Nicholas-Applegate Securities.Director and
                                 Chairman of the Board of Directors of Nicholas-Applegate Fund,
                                 Inc., a registered open-end investment company, since 1987.

DANN V. ANGELOFF, Trustee ()     Trustee of the Master Trust; President, The Angeloff Company,
                                 corporate financial advisers (since 1976); Director,
                                 Nicholas-Applegate Fund, Inc. (since 1987); Trustee (1979 to
                                 1987) and University Counselor to the President (since 1987),
                                 University of Southern California (since 1987); Director, Public
                                 Storage, Inc., a real estate investment trust (since 1980),
                                 Storage Properties, a real estate investment trust (since 1989),
                                 Datametrics Corporation, a producer of computer peripherals and communication products (since 1993), SEDA Specialty Packaging,
                                 Inc. (since 1993), and Leslies Poolmart, a distributor of
                                 swimming pool services and products (since 1996).

WALTER E. AUCH, Trustee ()*(4)   Trustee of the Master Trust; Director, Geotech Communications,
                                 Inc., a mobile radio communications company (since 1987); Fort
                                 Dearborn Fund (since 1987); Brinson Funds (since 1994), Smith
                                 Barney Trak Fund (since 1992), registered investment companies;
                                 Pimco Advisors L.P., an investment manager (since 1994); and
                                 Banyan Realty Fund (since 1987), Banyan Strategic Land Fund
                                 (since 1987), Banyan Strategic Land Fund II (since 1988), and
                                 Banyan Mortgage Fund (since 1988), real estate investment
                                 trusts.Formerly Chairman and Chief Executive Officer, Chicago
                                 Board Options Exchange (1979 to 1986) and Senior Executive Vice
                                 President, Director and Member of the Executive Committee,
                                 PaineWebber, Inc. (until 1979).

                                                                                                    SHARES OWNED
                                                                                                    BENEFICIALLY
                                                                                                         AND
NAME, POSITION AND AGE                      PRINCIPAL OCCUPATION AND OTHER INFORMATION               % OF TRUST
-------------------------------  ----------------------------------------------------------------  ---------------
THEODORE J. COBURN, Trustee ()   Trustee of the Master Trust; Partner, Brown, Coburn & Co., an
                                 investment banking firm (since 1991), and research associate,
                                 Harvard Graduate School of Education (since 1996); Director,
                                 Nicholas-Applegate Fund, Inc. (since 1987), Emerging Germany
                                 Fund (since 1991), Moovies, Inc. (since 1995).Formerly Managing
                                 Director of Global Equity Transactions Group, and member of
                                 Board of Directors, Prudential Securities (from 1986 to June
                                 1991).

DARLENE DEREMER, Trustee ()*(5)  Trustee of the Master Trust; President and Founder, DeRemer
                                 Associates, a marketing consultant for the financial services industry (since 1987); Vice President, PBNG Funds, Inc. (since
                                 1995); formerly Vice President and Director, Asset Management
                                 Division, State Street Bank and Trust Company (from 1982 to
                                 1987), and Vice President, T. Rowe Price & Associates (1979 to
                                 1982); Director, Jurika & Voyles Fund Group (since 1994),
                                 Nicholas-Applegate Strategic Opportunities Ltd. (since 1994),
                                 Nicholas-Applegate Securities International (since 1994),and
                                 King's Wood Montessori School (since 1995); Member of Advisory
                                 Board, Financial Women's Association (since 1995).

GEORGE F. KEANE, Trustee ()      Trustee of the Master Trust;President Emeritus and Senior
                                 Investment Adviser, The Common Fund, a non-profit investment management organization representing educational institutions
                                 (since 1993), after serving as its President (from 1971 to
                                 1992); Member of Investment Advisory Committee, New York State
                                 Common Retirement Fund (since 1982); Director and Chairman of the Investment Committee, United Negro College Fund (since
                                 1987); Director, Investor Responsibility Research Center (since
                                 1987); Director, United Educators Risk Retention Group (since
                                 1989); Director, RCB Trust Company (since 1991); Director,
                                 School, College and University Underwriters Ltd. (since 1986);
                                 Trustee, Fairfield University (since 1993); Director, The
                                 Bramwell Funds, Inc. (since 1994); Chairman of the Board, Trigen
                                 Energy Corporation (since 1994); Director, Universal Stainless &
                                 Alloy Products, Inc. (since 1994).Formerly President, Endowment
                                 Advisers, Inc. (from August 1987 to December 1992).

------------------------

(1) Shares beneficially owned by the person constitute less than 1% of the Trust's outstanding shares.

(2) Member of the Trust's Audit Committee and Nominating Committee.

(3) Mr. Laffer will be considered to be an "interested person" of the Trust because A.B. Laffer, V.A. Canto & Associates received substantial compensation from the Investment Adviser for consulting services provided from time to time to the Investment Adviser, and because during the last two fiscal years his son was an employee of the Investment Adviser.

(4) Mr. Auch will be considered to be an "interested person" of the Trust because he is on the board of a company a subsidiary of which is a broker-dealer.

(5) Ms. DeRemer will be considered to be an "interested person" of the Trust because DeRemer Associates received substantial compensation from the Investment Adviser for consulting services provided in connection with its institutional business.

    The Board of Trustees of the Trust met 4 times during the fiscal year ended March 31, 1997. All of the Trustees attended at least 75% of the meetings.

    The members of the Audit Committee of the Board of Trustees of the Trust, neither of whom is affiliated with the Investment Advisor, oversee and review the audit procedures of the Trust and assist the Board in fulfilling its responsibilities relating to Trust accounting and reporting practices. During the fiscal year ended March 31, 1997, the Audit Committee held 2 meetings. The same persons serve as members of the Nominating Committee of the Board of Trustees, and are responsible for nominating persons to fill vacancies on the Board. The Nominating Committee did not meet during the fiscal year ended March 31, 1997. F

OFFICERS OF THE TRUST

    The following table indicates, as to each executive officer of the Trust, his or her name, position with the Trust, principal occupational during the past five years, other directorships held in public companies and the number of shares of the Trust beneficially owned at the Record Date.

                                                                                                                    SHARES
                                                                                                                     OWNED
                                                                                                                 BENEFICIALLY
                                                                                                                   AND % OF
NAME AND POSITION                  AGE                 PRINCIPAL OCCUPATION AND OTHER INFORMATION                    TRUST
-----------------------------      ---      ----------------------------------------------------------------  -------------------
JOHN D. WYLIE                               President of the Master Trust; Partner (since January 1994),
  President                                 Chief Investment Officer--Investor Services Group (since
                                            December 1995), and Portfolio Manager (since January 1990),
                                            Nicholas-Applegate Capital Management.

THOMAS PINDELSKI                            Chief Financial Officer of the Master Trust; Partner (since
  Chief Financial Officer                   January 1996) and Chief Financial Officer, Nicholas-Applegate
                                            Capital Management (since January 1993), and Chief Financial
                                            Officer, Nicholas-Applegate Securities (since January 1993);
                                            formerly Chief Financial Officer, Aurora Capital Partners/WSGP
                                            Partners L.P., an investment partnership (from November 1988 to
                                            January 1993), and Vice President and Controller, Security
                                            Pacific Merchant Banking Group (from November 1986 to November
                                            1988).

                                                                                                                    SHARES
                                                                                                                     OWNED
                                                                                                                 BENEFICIALLY
                                                                                                                   AND % OF
NAME AND POSITION                  AGE                 PRINCIPAL OCCUPATION AND OTHER INFORMATION                    TRUST
-----------------------------      ---      ----------------------------------------------------------------  -------------------
PETER J. JOHNSON                            Vice President of the Master Trust; Partner and Director--Client
  Vice President                            Services/Marketing, Nicholas-Applegate Capital Management (since
                                            January 1992) and Vice President, Nicholas-Applegate Securities
                                            (since December 1995); formerly, Marketing Director, Pacific
                                            Financial Asset Management Company, an investment management firm (from July 1989 to December 1991), and Senior Marketing
                                            Representative, Fidelity Investments Institutional Services
                                            (from August 1987 to July 1989).

E. BLAKE MOORE, JR.                         Secretary of the Master Trust; General Counsel and Secretary,
  Secretary                                 Nicholas-Applegate Capital Management and Nicholas-Applegate
                                            Securities (since 1993); formerly Attorney, Luce, Forward,
                                            Hamilton & Scripps (from 1989 to 1993).

------------------------

(1) Shares beneficially owned constitute less than 1% of the Trust's outstanding shares.

REMUNERATION OF TRUSTEES AND OFFICERS

    Each Trustee of the Trust and the Master Trust who is not an officer or affiliate of the Trust, the Investment Adviser or the Distributor receives an aggregate annual fee of $14,000 for services rendered as a Trustee, and $1,000 for each meeting attended ($2,000 per committee meeting for committee chairmen). Each Trustee is also reimbursed for out-of-pocket expenses incurred as a Trustee.

    The following table sets forth the aggregate compensation paid by the Trust and the Master Trust for the fiscal year ended March 31, 1997, to the Trustees who are not affiliated with the Investment Adviser and the aggregate compensation paid to such Trustees for service on the Trust's or Master Trust's board and that of all other funds in the "Trust complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):

                                                                      PENSION OR
                                                                      RETIREMENT                         TOTAL
                                                        AGGREGATE      BENEFITS                       COMPENSATION
                                                      COMPENSATION    ACCRUED AS       ESTIMATED       FROM TRUST
                                                      FROM TRUST OR  PART OF TRUST  ANNUAL BENEFITS   COMPLEX PAID
NAME                                                  MASTER TRUST     EXPENSES     UPON RETIREMENT    TO TRUSTEE
----------------------------------------------------  -------------  -------------  ---------------  --------------
Fred C. Applegate...................................    $  10,635           None             N/A     $  36,250(47*)
Arthur B. Laffer....................................    $   9,558           None             N/A     $  31,750(47*)
Charles E. Young....................................    $   9,827           None             N/A     $  31,750(47*)
Dann V. Angeloff....................................    $  10,635           None             N/A     $  36,750(16*)
Walter E. Auch......................................    $   9,827           None             N/A     $  18,250(15*)
Theodore J. Coburn..................................    $   9,827           None             N/A     $  34,250(16*)
Darlene DeRemer.....................................    $   9,558           None             N/A     $  17,250(15*)
George K. Keane.....................................    $   9,827           None             N/A     $  18,250(15*)

------------------------

* Indicates number of funds in Trust complex.

VOTE REQUIRED

    A plurality of votes cast at the Meeting, in person or by proxy, will elect a Trustee. Election of Trustees is contingent upon completion of the Reorganization. If for any reason the Reorganization is not completed, the current Trustees of the Trust will remain in office.

               PROPOSAL 4.  SELECTION OF INDEPENDENT ACCOUNTANTS

    At the meeting, shareholders will be asked to ratify the selection by the Board of Trustees of the Trust of Ernst & Young L.L.P. as the independent accountants to the Trust for the fiscal year ended March 31, 1997. Ernst & Young L.L.P. has acted as independent accountants to the Trust since 1996.

VOTE REQUIRED

    The affirmative vote of a majority of the shares of the Trust present in person or by proxy at the Meeting is required to ratify the selection of Ernst & Young L.L.P. as independent accountants for the Trust. If for any reason this Proposal is not approved, the Board of Trustees of the Trust will take such action as they deem appropriate, which may include retention of another accounting firm or re-proposal of Ernst & Young L.L.P. to the shareholders of the Trust.

                                 OTHER MATTERS

    At the time of the preparation of this Proxy Statement, management has not been informed of any matters that will be presented for action at the Meeting other than the Proposals listed in the Notice of Meeting. If other matters are properly presented to the Meeting for action, the persons named in the Proxy will vote or refrain from voting in accordance with their best judgment on those matters.

                          NEXT MEETING OF SHAREHOLDERS

    The Trust is not required to hold annual or other periodic meetings of shareholders except as required by the Investment Company Act, and does not intend to do so. The next meeting of shareholders will be held at such time as the Board of Trustees of the Trust may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Trust at its office a reasonable time prior to the meeting, as determined by the Board of Trustees, to be included in the Trust's proxy statement and form of proxy relating to such meeting, and must satisfy all other federal and state legal requirements.

             PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY AND
                  RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

    This Agreement and Plan of Reorganization (this "Agreement") is made as of
this     day of          , 199 , by and among Nicholas-Applegate Mutual Funds, a
Delaware business trust (the "Trust") on behalf of the Government Income A, B, C and Qualified Portfolio series of the Trust (each a "Government Income Portfolio" and, collectively, the "Government Income Portfolios"), and the Trust on behalf of the Fully Discretionary Fixed Income Institutional Portfolio series of the Trust (the "Fully Discretionary Portfolio").

                                   BACKGROUND

    WHEREAS, the Government Income Portfolios and the Fully Discretionary Portfolio are series of the Trust, a registered open-end management investment company that invests all of the assets of each of its series in corresponding series of Nicholas-Applegate Investment Trust, a Delaware business trust (the "Master Trust").

    WHEREAS, the series of the Master Trust, including the Government Income Fund series (the "Government Income Master Fund") and the Fully Discretionary Fixed Income Fund series (the "Fully Discretionary Master Fund"), will dissolve and distribute their assets in kind to the corresponding series of the Trust, including the Government Income Portfolios and the Fully Discretionary Portfolio, respectively, immediately prior to the transactions contemplated by this Agreement.

    WHEREAS, the Board of Trustees of the Trust (the "Board of Trustees") has approved and submitted to the shareholders of all A, B, C and Qualified portfolios of the Trust other than the Government Income Portfolios, and to all Institutional portfolios of the Trust including the Fully Discretionary Portfolio (the "Reorganizing Portfolios"), a plan of reorganization (the "Multi-Class Reorganization") pursuant to which the name of each Institutional Portfolio of the Trust (including the Fully Discretionary Portfolio) will be changed to a "Fund" and the current shares of such Portfolio will be renamed as Class I shares of the Fund; the assets of the A, B, C and Qualified Reorganizing Portfolios will be transferred to the corresponding Fund in exchange for Class A, B, C and Qualified shares of the Fund; the shareholders of the A, B, C and Qualified Reorganizing Portfolios will receive (in exchange for their current shares) shares of corresponding classes of the corresponding Fund; and the assets of the Reorganizing Portfolios will be managed pursuant to an Investment Advisory Agreement between the Trust and Nicholas-Applegate Capital Management (the "Investment Adviser") rather than by the Master Trust.

    WHEREAS, the parties wish to enter into a plan of reorganization (the "Plan") which will consist, among other things, of creation by the Board of Trustees of Class A, B, C and Q shares of the Fully Discretionary Fixed Income Fund (the "Fully Discretionary Fund"); the transfer of assets of the Government Income A, B, C and Qualified Portfolios to the Fully Discretionary Fund in exchange for a similar number of Class A, B, C or Q shares of the Fully Discretionary Fund (the "Fund Shares"); and distribution by the Government Income Portfolios of the Fund Shares to their shareholders and dissolution of the Government Income Portfolios.

    WHEREAS, the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has determined that the Plan is in the best interests of the shareholders of each Government Income Portfolio and of the Fully Discretionary Portfolio and that their interests would not be diluted as a result of the transactions contemplated thereby.

                                   AGREEMENT

    NOW THEREFORE, in consideration of the agreements contained in this Agreement, the parties agree as follows:

                                   ARTICLE 1.
                           MULTIPLE CLASSES OF SHARES

    SECTION A. CREATION OF MULTIPLE CLASSES OF SHARES. Effective on the Closing Date, as defined in Article IV, the Board of Trustees shall establish four additional classes of shares of the Fully Discretionary Fund designated Class A, B, C and Q shares.

                                   ARTICLE 2.
                       TRANSFER OF ASSETS AND LIABILITIES

    SECTION A. TRANSFER OF ASSETS/LIABILITIES. Subject to the terms and conditions set forth herein, on the Closing Date the Trust shall cause the Government Income Portfolios to transfer all of their assets, including all assets received from the Government Income Master Fund, to the Fully Discretionary Fund, and shall cause the Fully Discretionary Fund to assume all of the liabilities of the Government Income Portfolios. In exchange therefor, the Trust shall cause the Fully Discretionary Fund to deliver to each Government Income Portfolio a number of the Fully Discretionary Fund's Class A, B, C or Q shares, as applicable, which is equal to (i) the aggregate net asset value of the corresponding Government Income Portfolio determined at the close of business on the Closing Date, divided by (ii) the net asset value per share of the respective A, B, C or Q Class of shares of the Fully Discretionary Fund outstanding as of the Closing Date.

                                   ARTICLE 3.
                     SHARES OF THE FULLY DISCRETIONARY FUND

    SECTION A. LIQUIDATION OF A, B, C AND QUALIFIED PORTFOLIOS. Subject to the terms and conditions set forth herein, on the Closing Date the Trust shall liquidate the Government Income Portfolios and shall distribute pro rata to the shareholders of record of each Government Income Portfolio, determined as of the Closing Date, the Fund Shares received by such Government Income Portfolio pursuant to Section 2.1.

    SECTION B. ISSUANCE OF SHARE CERTIFICATES. Each Government Income Portfolio shall accomplish the liquidation and distribution provided for herein by opening accounts on the books of the Fully Discretionary Fund in the names of its shareholders and transferring the Fund Shares credited to the account of the Government Income Portfolio on the books of the Fully Discretionary Fund. As promptly as practicable after the Closing, each holder of any outstanding certificate evidencing shares of a Government Income Portfolio shall be entitled to surrender the same to the Trust's transfer agent and request in exchange therefor a certificate or certificates representing the number of shares of beneficial interest of the Class of the Fully Discretionary Fund into which the shares of beneficial interest theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for fractional shares of beneficial interests of the Fully Discretionary Fund shall not be issued, but shall be continued to be carried by the Fully Discretionary Fund for the open account of such shareholder. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of a Government Income Portfolio shall be deemed for all purposes to evidence ownership of the number of shares of the Class of shares of beneficial interest of the Fully Discretionary Fund into which the shares of beneficial interest of such Government Income Portfolio have been converted.

    SECTION C. TIME AND DATE OF VALUATION. The number of shares to be issued by the Fully Discretionary Fund to each Government Income Portfolio shall be computed as of 4:00 p.m. (Eastern time) on the Closing Date in accordance with the regular practices of the Trust.

                                   ARTICLE 4.
                            CLOSING AND CLOSING DATE

    SECTION A. CLOSING TIME AND PLACE. The Closing Date shall be the date on which all of the conditions set forth in Article V have been fulfilled or otherwise waived by the parties hereto but, in any event, not later than March 31, 1998, or such later date as the parties may mutually agree. All acts taking place on the Closing Date shall be deemed to be taking place simultaneously as of the close of business on the Closing Date, unless otherwise provided. The closing shall be held at 4:30 p.m. (Eastern time) at the offices of the Trust, 600 West Broadway, San Diego, California 92101, or such other time and/or place as the parties may mutually agree.

    SECTION B. DELAY OF VALUATION. If on the Closing Date (a) the primary trading market for portfolio securities of any Government Income Portfolio or the Fully Discretionary Portfolio is closed to trading or trading thereon is restricted, or (b) trading or the reporting of trading is disrupted so that an accurate appraisal of the value of the net assets of any Government Income Portfolio or the Fully Discretionary Portfolio and an accurate calculation of the number of shares held by each shareholder is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

                                   ARTICLE 5.
        CONDITIONS PRECEDENT TO THE EFFECTIVENESS OF THE REORGANIZATION

    The respective obligations of each party to effect the reorganization contemplated by this Agreement is subject to the satisfaction or waiver on or prior to the Closing Date of the following conditions:

    A. SHAREHOLDER APPROVAL. On or prior to the Closing Date, the shareholders of each Government Income Portfolio shall have approved the transactions contemplated by this Agreement in accordance with the provisions of the Trust's Declaration of Trust and the 1940 Act.

    B. CREATION OF MULTIPLE CLASSES. The shareholders of the Trust shall have taken such actions as may be required in accordance with the provisions of the Trust's Declaration of Trust and the 1940 Act to permit the creation of the Fund Shares, and the Board of Trustees shall have established such shares.

    C. CLOSING OF MULTI-CLASS REORGANIZATION. The Multi-Class Reorganization shall have been implemented in accordance with its terms.

    D. DISSOLUTION OF MASTER FUNDS. The Government Income Master Fund and the Fully Discretionary Master Fund shall have dissolved and distributed all of their assets in kind to the Government Income Portfolios and the Fully Discretionary Portfolio, respectively.

    E. NO INJUNCTIONS OR RESTRAINTS. On the Closing Date, no action, suit or other proceeding shall be pending before any court or government agency which seeks to restrain or prohibit or obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.

    F. CONSENTS. All consents of the other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust and the Master Trust to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Government Income Master Fund, any Government Income Portfolio, the Fully Discretionary Master Fund, or the Fully Discretionary Fund.

    G. EFFECTIVE REGISTRATION STATEMENTS. The N-14 Registration Statement of the Trust with respect to the reorganization provided for herein and the N-1A Registration Statement of the Trust with respect to the Fund Shares shall have become effective and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated.

    H. TAX OPINIONS. The Trust shall have received an opinion of Paul, Hastings, Janofsky & Walker LLP substantially to the effect that for Federal income tax purposes:

       (a) No gain or loss will be recognized by any Government Income Portfolio or the Fully Discretionary Portfolio upon the receipt by the Government Income Portfolio and the Fully Discretionary Portfolio of substantially all of the assets of the corresponding Master Fund;

       (b) The transfer of substantially all of the assets and liabilities of each Government Income Portfolio to the Fully Discretionary Fund in exchange for Fund Shares, and the distribution of those Fund Shares to the Portfolio shareholders in liquidation of the Portfolio, will constitute a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended;

       (c) No gain or loss will be recognized by the Fully Discretionary Fund upon the receipt of the assets of a Government Income Portfolio solely in exchange for Fund Shares;

       (d) No gain or loss will be recognized by any Government Income Portfolio upon the transfer of its assets to the Fully Discretionary Fund in exchange for Fund Shares or upon the distribution of Fund Shares to Government Income Portfolio shareholders in exchange for their Government Income Portfolio shares;

       (e) No gain or loss will be recognized by any Government Income Portfolio shareholders upon exchange of their Government Income Portfolio shares for Fund Shares;

       (f) The tax basis of the assets of each Government Income Portfolio acquired by the Fully Discretionary Fund will be the same as the tax basis of such assets to the Government Income Portfolio immediately prior to the Reorganization;

       (g) The tax basis of Fund Shares received by each shareholder of each Government Income Portfolio pursuant to the Reorganization will be the same as the tax basis of the Government Income Portfolio shares held by such shareholder immediately prior to the Reorganization;

       (h) The holding period of the assets of each Government Income Portfolio by the Fully Discretionary Fund will include the period during which those assets were held by the Government Income Portfolio and the Government Income Master Fund; and

       (i) The holding period of the Fund Shares to be received by each Government Income Portfolio shareholder will include the period during which the Government Income Portfolio shares exchanged therefor were held by such shareholder.

    I. COVENANTS, REPRESENTATIONS AND WARRANTIES. Each party shall have performed all of its covenants set forth in Article VII, and its representations and warranties set forth in Article VI shall be true and correct in all material respects on and as of the Closing Date as if made on such date.

                                   ARTICLE 6.
                         REPRESENTATIONS AND WARRANTIES

    The parties represent and warrant as follows:

    SECTION A. STRUCTURE AND STANDING. The Trust represents and warrants that it is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets.

    SECTION B. POWER. The Trust represents and warrants that it has full power and authority to enter into and perform its obligations under this Agreement; the execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Trustees; and this Agreement constitutes its valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

    SECTION C. LITIGATION. The Trust represents and warrants that no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending against it and, to the best of its knowledge, none is threatened against it or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business, it knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

    SECTION D. SEC DOCUMENTS. The Trust represents and warrants, on behalf of the Fully Discretionary Fund, that its N-14 Registration Statement, on its effective date, insofar as it relates to the Fully Discretionary Fund (i) will comply in all material respects with the provisions of the Securities Act of 1933 and the 1940 Act, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

    SECTION E. THE PORTFOLIO ASSETS. The Trust represents and warrants, on behalf of each Government Income Portfolio, that on the Closing Date the assets received by such Government Income Portfolio from the Government Income Master Fund will be delivered to the Fully Discretionary Fund as provided in Section
2.2 free and clear of all liens, pledges, security interests, charges or other encumbrances of any nature whatsoever created by the Government Income Portfolio and without any restriction upon the transfer thereof, except for such liabilities assumed as provided in Section 2.1.

    SECTION F. THE FULLY DISCRETIONARY FUND SHARES. The Trust represents and warrants, on behalf of the Fully Discretionary Fund, that on the Closing Date
(a) the Class I shares of the Fully Discretionary Fund will be the only outstanding shares of the Fully Discretionary Fund, all of which will be duly authorized, validly issued, fully paid and nonassessable; (b) the Fund Shares to be delivered to the Government Income Portfolios as contemplated in this Agreement will be duly authorized, validly issued, fully paid and nonassessable;
(c) no shareholder of the Fully Discretionary Fund or any other series of the Trust has any preemptive right to subscription or purchase in respect thereof;
(d) each Government Income Portfolio will acquire its Fund Shares free and clear of all liens pledges, security interests, charges or other encumbrances of any nature whatsoever created by the Fully Discretionary Fund and without any restriction on the transfer thereof; and (e) the Fund Shares will be duly qualified for offering to the public in all of the states of the United States in which such qualification is required or an exemption from such requirement shall have been obtained.

                                   ARTICLE 7.
                                   COVENANTS

    SECTION A. COVENANTS RELATING TO THE CONDUCT OF BUSINESS. During the period from the date of this Agreement and continuing until the earlier of the termination of this Agreement or the Closing Date, each party shall operate its business in the ordinary course.

    SECTION B. PREPARATION OF N-14 REGISTRATION STATEMENT. As soon as reasonably practicable after the execution of this Agreement, the Trust shall file an N-14 Registration Statement with respect to the reorganization contemplated hereby with the United States Securities and Exchange Commission in form and substance satisfactory to all parties, and shall use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. As soon as reasonably practicable, the Trust shall also prepare and file any other related filings required under applicable state securities laws.

    SECTION C. AMENDMENT OF N-1A REGISTRATION STATEMENT. As soon as reasonably practicable after the execution of this Agreement, the Trust shall amend its N-1A Registration Statement with respect to the Fund Shares contemplated hereby with the United States Securities and Exchange Commission in form and substance satisfactory to all parties, and shall use its best efforts to provide that the Amendment becomes effective as promptly as practicable. As soon as reasonably practicable, the Trust shall also prepare and file any other related filings required under applicable state securities laws.

    SECTION D. SHAREHOLDERS MEETING. As soon as practicable after the effective date of the N-14 Registration Statement the Trust shall call a special meeting of the shareholders of the Government Income Portfolios for the purpose of considering the reorganization contemplated by this Agreement.

    SECTION E. FEES AND EXPENSES. Whether or not this Agreement is consummated, the Trust shall cause fifty percent (50%) of all costs and expenses incurred in connection with this Agreement and the transactions contemplated to be paid by Nicholas-Applegate Capital Management, and the balance by the Government Income Portfolios pro rata in proportion to their respective net assets at the Closing.

                                   ARTICLE 8.
                       TERMINATION, AMENDMENT AND WAIVER

    SECTION A. TERMINATION. This Agreement may be terminated by resolution of the Board of Trustees of the Trust at any time prior to the Closing Date, whether before or after approval by the shareholders of the Government Income Portfolios, if

    1. circumstances develop that, in the opinion of such Board of Trustees, make proceeding with the Plan inadvisable; or

    2. any approval of the shareholders of the Trust required for the consummation of the Plan shall not have been obtained; or

    3. any governmental body shall have issued an order, decree or ruling having the effect of permanently enjoining, restraining or otherwise prohibiting the consummation of this Agreement.

    SECTION B. EFFECT OF TERMINATION. In the event of any termination pursuant to Section 8.1, there shall be no liability for damage on the part of the Trust or the Board of Trustees.

    SECTION C. AMENDMENT. This Agreement may be amended prior to the Closing Date by the parties at any time before or after approval hereof by the shareholders of the Trust; provided, however, that after such shareholder approval there shall not be any amendment that by law requires further approval by the shareholders without obtaining such further approval.

    SECTION D. WAIVER. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees of the Trust, if, in their judgment after consultation with legal counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Trust.

    IN WITNESS WHEREOF, each party has caused this Agreement to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.


Attest:                               Nicholas-Applegate Mutual Funds on behalf of
------------------------------------  each Government Income Portfolio
                                      By:
                                      --------------------------------------------
                                         John Wylie
                                         PRESIDENT

Attest:                               Nicholas-Applegate Mutual Funds on behalf of
------------------------------------  the Fully Discretionary Fund
                                      By:
                                      --------------------------------------------
                                         John Wylie
                                         PRESIDENT

PRELIMINARY PROSPECTUS

The prospectus contains vital information about the Class A, B and C Shares of these Funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these Shares

-   are not bank deposits
-   are not federally insured
-   are not endorsed by any bank or government agency
-   are not guaranteed to achieve their investment objectives

THE HIGH YIELD BOND FUND MAY INVEST WITHOUT LIMITATION IN DEBT SECURITIES RATED BELOW INVESTMENT GRADE, SOMETIMES REFERRED TO AS "JUNK BONDS." THESE LOWER RATED SECURITIES ARE SPECULATIVE AND INVOLVE GREATER RISKS, INCLUDING RISK OF DEFAULT, THAN HIGHER RATED SECURITIES. SEE "RISK FACTORS AND SPECIAL CONSIDERATIONS."

LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOBAL FUNDS
--------------------------------------------------------------------------------
International Core Growth
Worldwide Growth
International Small Cap Growth
Emerging Countries

US FUNDS
--------------------------------------------------------------------------------
Large Cap Growth
Core Growth
Value
Emerging Growth
Income & Growth
Balanced Growth

FIXED INCOME FUNDS
--------------------------------------------------------------------------------
Fully Discretionary
High Yield Bond
Money Market



                                                  , 1998
                                ------------------

THIS PRELIMINARY PROSPECTUS IS SUBJECT TO COMPLETION OR AMENDMENT WITHOUT NOTICE. THESE SECURITIES MAY NOT BE SOLD NOR MAY AN OFFER TO BUY BE ACCEPTED PRIOR TO THE TIME THE PROSPECTUS IS DELIVERED IN FINAL FORM. UNDER NO CIRCUMSTANCES SHALL THIS PRELIMINARY PROSPECTUS CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY JURISDICTION IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAW OF SUCH JURISDICTION.

                                                               TABLE OF CONTENTS

OVERVIEW

A FUND BY FUND LOOK AT GOALS, STRATEGIES, RISKS, AND FINANCIAL HISTORY.

GLOBAL FUNDS
--------------------------------------------------------------------------------
International Core Growth
Worldwide Growth
International Small Cap Growth
Emerging Countries

US FUNDS
--------------------------------------------------------------------------------
Large Cap
Core Growth
Value
Emerging Growth
Income & Growth
Balanced Growth

FIXED INCOME FUNDS
--------------------------------------------------------------------------------
Fully Discretionary
High Yield Bond
Money Market

SIMPLIFIED ACCOUNT INFORMATION
--------------------------------------------------------------------------------
Opening an Account
Buying Shares
Signature Guarantees
Exchanging Shares
Selling and Redeeming Shares

POLICIES AND INSTRUCTIONS FOR OPENING, MAINTAINING AND CLOSING AN ACCOUNT IN ANY FUND

YOUR ACCOUNT
--------------------------------------------------------------------------------
Transaction Policies
Features and Account Policies

ORGANIZATION AND MANAGEMENT
--------------------------------------------------------------------------------
Investment Adviser Compensation
Administrator Compensation
Distributor
Portfolio Trades
Investment Objectives
Diversification
Portfolio Teams

DETAILS THAT APPLY TO THE FUNDS AS A GROUP.

RISK FACTORS AND SPECIAL
CONSIDERATIONS
--------------------------------------------------------------------------------

OVERVIEW

FUND INFORMATION

Concise Fund descriptions begin on the next page. Each description provides the following information:

INVESTMENT OBJECTIVE

The Fund's particular investment goal.

INVESTMENT STRATEGY

The strategy the Fund intends to use in pursuing the investment objective.

PRINCIPAL INVESTMENTS

The primary types of securities in which the Fund invests. Secondary investments are described in "Risk Factors and Special Considerations" at the end of the prospectus.

RISK FACTORS

The major risk factors associated with the Fund. Other risk factors are also described in "Risk Factors and Special Considerations."

INVESTOR EXPENSES

The overall costs borne by an investor in the Class A, B and C Shares, including sales charges and annual expenses.

FINANCIAL HIGHLIGHTS

A table showing the financial performance for each predecessor Portfolio since inception.

GOAL OF THE NICHOLAS-APPLEGATE MUTUAL FUNDS

The Nicholas-Applegate Mutual Funds (the "Trust") are designed to provide investors with a well rounded investment program by offering investors various portfolios each with different investment objectives and policies (each a "Fund"). The Class A, B and C Shares of each Fund represent interests in a diversified, open-end management investment company (a mutual fund).

Each Fund employs its own strategy and has its own risk/reward profile. Because you could lose money by investing in these Funds, be sure to read all risk disclosures carefully before investing.

WHO MAY WANT TO INVEST IN THE EQUITY FUNDS

-   those are investing for long term goals
- those want higher potential for gain but who are willing to accept higher risks associated with investing in foreign companies
-   those who want professional portfolio management

WHO MAY NOT WANT TO INVEST IN THE EQUITY FUNDS

-   those who are investing with a shorter time frame
- those who are uncomfortable with an investment that will go up and down in value
- those who are unable to accept the special risks associated with foreign investing

WHO MAY WANT TO INVEST IN THE FIXED INCOME FUNDS

-   those who are investing for retirement or other long term goals
-   those who desire current income
-   those who want a high level of liquidity
-   those who want professional portfolio management

WHO MAY NOT WANT TO INVEST IN THE FIXED INCOME FUNDS

-   those who are investing with a shorter time frame
- those who are uncomfortable with an investment that will go up and down in value
- those who are unable to accept the special risks associated with foreign investing

THE INVESTMENT ADVISER

Nicholas-Applegate Capital Management (the "Investment Adviser") serves as investment adviser to the Funds. Arthur E. Nicholas and 14 other partners with a staff of approximately 400 employees currently manage over $30 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals.

INTERNATIONAL CORE GROWTH FUND

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

PRINCIPAL INVESTMENTS

The Fund invests in the larger capitalized companies in each country. Generally, this means issuers in each country whose market capitalizations are in the top 75% of publicly traded companies as measured by capitalizations in that country. Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three countries outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers.

Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It invests the remainder primarily in investment grade debt securities of foreign companies and foreign governments, and their agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete listing of the portfolio team, see "Portfolio Teams" on page __.

RISK FACTORS

The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. As with any international fund, performance also depends upon changing values in foreign currencies, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page __.

-------------------------------------------------------------------------------
INVESTOR EXPENSES - CLASS A, B AND C SHARES

Investors pay various expenses, either directly or indirectly.

Actual expenses may be more or less than those shown.

                                                                                     --------------------------------
                                                                                     CLASS A      CLASS B     CLASS C
                                                                                     --------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases (as a percentage of offering price)                  5.25%       None        None
---------------------------------------------------------------------------------------------------------------------
Sales charge on reinvested dividends                                                   None        None        None
---------------------------------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original purchase price or
redemption proceeds, whichever is lower)                                             None(1)       5.00%       1.00%
---------------------------------------------------------------------------------------------------------------------
Redemption fee                                                                         None        None        None
---------------------------------------------------------------------------------------------------------------------
Exchange fee                                                                           None        None        None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
Management fees                                                                        1.00%       1.00%       1.00%
---------------------------------------------------------------------------------------------------------------------
12b-1 expenses                                                                         0.25%       0.75%       0.75%
---------------------------------------------------------------------------------------------------------------------
Other expenses (after expense deferral)(2)                                             0.70%       0.85%       0.85%
---------------------------------------------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(2)                                   1.95%       2.60%       2.60%
                                                                                     --------------------------------

-------------------------
(1) Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.

(2) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Fund Class. For Portfolios A,B & C, Total operating expenses would have been 1,475%, 4,405% and 25.55% respectively and Other expenses would have been 16,000%, 4,580% and 23.80% respectively, absent the deferral. See "Investment Adviser Compensation."

Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                                                                            ------------------------------------------
                                                                            1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                                            ------------------------------------------
CLASS A                                                                        $71        $111        $152       $268
----------------------------------------------------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time period(1)                                   $78        $113        $161       $293
Assuming no redemption                                                         $26         $81        $138       $293
----------------------------------------------------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time period(1)                                   $37         $81        $138       $293
Assuming no redemption                                                         $26         $81        $138       $293
                                                                            ------------------------------------------

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

(1) Assumes deduction of a contingent deferred sales charge and no exchange of Class B shares for Class A shares seven or more years after purchase.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ended September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-98 Semi-Annual Report.

                                                     ---------------------------------------------------------------------------
                                                            PORTFOLIO A              PORTFOLIO B               PORTFOLIO C
                                                     ---------------------------------------------------------------------------
                                                     2/28/97 TO    4/1/97 TO   2/28/97 TO    4/1/97 TO   2/28/97 TO    4/1/97 TO
                                                      3/31/97       9/30/97     3/31/97       9/30/97     3/31/97       9/30/97
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period                    $12.50       $12.73       $12.50       $12.68       $12.50       $12.68
Income from investment operations:
   Net investment income (deficit)                          --        (0.02)          --        (0.04)          --        (0.75)
   Net realized and unrealized gains (losses)
   on securities and foreign currency                     0.23         3.40         0.18         3.44         0.18         4.06
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          0.23         3.38         0.18         3.40         0.18         3.31
Less distributions:
   Dividends from net investment income                     --                        --                        --
   Distributions from capital gains                         --                        --                        --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $12.73       $16.11       $12.68       $16.08       $12.68       $15.99
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN+:                                            1.76%       26.65%        1.44%       26.22%        1.44%       26.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                               $1,642       $3,020       $1,027       $4,987      $43,075   $1,128,037
Ratio of expenses to average net assets,
after expense reimbursement++                             1.95%*       1.96%*       2.59%*       2.61%*       2.41%*       2.61%*
Ratio of expenses to average net assets,
before expense reimbursement+                            4,580%*       4.94%*     16,000%*       6.85%*      25.55%*       8.63%*
Ratio of net investment income (deficit) to
average net assets, after expense reimbursement++           --        (0.41%)*        --        (1.08%)*      (0.7%)*     (1.03%)*
Ratio of net investment income (deficit) to average
net assets, before expense reimbursement++              (4,577%)*     (3.39%)*   (15,998%)*     (5.33%)*   (291.20%)*     (7.05%)*
Portfolio turnover**                                     75.53%                    75.53%                    75.53%
Average commission rate paid**                         $0.0106                    $0.016                    $0.016
                                                     ---------------------------------------------------------------------------

*   Annualized
**  For corresponding Series of the Master Trust
+   Computations do not reflect the Portfolio's sales charges
++  Includes expenses allocated from Master Trust

WORLDWIDE GROWTH FUND

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation

INVESTMENT STRATEGY

The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the U.S. The Fund may invest up to 50% of its total assets in U.S. issuers.

Under normal conditions the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It invests the remainder in investment grade debt securities of foreign companies and foreign governments, and their agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page __.

RISK FACTORS

The value of the Fund's investments varies from day to day in response to the activities of individual companies, and general market and economic conditions. The securities of small, less well-known companies may be more volatile than those of larger companies. As with any international fund, performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. The risks are magnified in countries with emerging markets, since these countries may have unstable governments and less established markets. For a further explanation, see "Risk Factors and Special Considerations" starting on page __.

--------------------------------------------------------------------------------
INVESTOR EXPENSES - CLASS A, B AND C SHARES

Investors pay various expenses, either directly or indirectly.
Actual expenses may be more or less than those shown.

                                                                                     --------------------------------
                                                                                     CLASS A      CLASS B     CLASS C
                                                                                     --------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases
(as a percentage of offering price)                                                   5.25%       None        None
---------------------------------------------------------------------------------------------------------------------
Sales Charge on reinvested dividends                                                  None        None        None
---------------------------------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original purchase
price or redemption proceeds, whichever is lower)                                     None (1)    5.00%       1.00%
---------------------------------------------------------------------------------------------------------------------
Redemption fee                                                                        None        None        None
---------------------------------------------------------------------------------------------------------------------
Exchange fee                                                                          None        None        None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF
AVERAGE NET ASSETS: (AFTER EXPENSE DEFERRAL)
Management fees                                                                       1.00%       1.00%       1.00%
---------------------------------------------------------------------------------------------------------------------
12b-1 expenses                                                                        0.25%       0.75%       0.75%
---------------------------------------------------------------------------------------------------------------------
Other expenses (after expense deferral)(2)                                            0.60%       0.75%       0.75%
---------------------------------------------------------------------------------------------------------------------
Total operating expenses (after expense deferral)2                                    1.85%       2.50%       2.50%
                                                                                     --------------------------------

(1) Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.

(2) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Fund. For Class A,B & C, Total operating expenses would have been 2.17%, 4.81% and 2.61% respectively and Other expenses would have been .92%, 3.06% and .86% respectively, absent the deferral. See "Investment Adviser Compensation."

    Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                                                                            ------------------------------------------
                                                                            1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                                            ------------------------------------------
CLASS A                                                                     $70        $108         $147       $258
----------------------------------------------------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time period(1)                                $77        $110         $156       $284
Assuming no redemption                                                      $25         $78         $133       $284
----------------------------------------------------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time period(1)                                $36         $78         $133       $284
Assuming no redemption                                                      $25         $78         $133       $284
                                                                            ------------------------------------------

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

(1) Assumes deduction of a contingent deferred sales charge and no exchange of Class B shares for Class A shares seven or more years after purchase.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ended September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1997, and by another independent auditor with respect to commencement of operation through March 31, 1995. Please read in conjunction with the Trust's 1997 Annual Report and 1997-98 Semi-Annual Report.

                                             --------------------------------------------------------------------------------------
                                                                 PORTFOLIO A                               PORTFOLIO B
                                             --------------------------------------------------------------------------------------
                                             4/19/93      4/1/94   4/1/95     4/1/96    4/1/97     5/31/95    4/1/96     4/1/97
                                               TO           TO       TO         TO        TO         TO         TO         TO
                                             3/31/94      3/31/95  3/31/96    3/31/97   9/30/97    3/31/96    3/31/97    9/30/97
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period         $12.50        $14.94   $14.29     $16.57    $16.88     $12.50    $14.34      $16.02
Income from investment operations:
      Net investment income (deficit)         (0.07)        (0.05)   (0.07)     (0.16)     0.01      (0.05)    (0.14)      (0.05)
    Net realized and unrealized gains
    (losses)
    on securities and foreign                  2.51         (0.09)    2.86       2.20      4.38       1.89      1.82        4.19
    currency
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               2.44         (0.14)    2.79       2.04      4.39       1.84      1.68        4.14
Less distributions:
  Dividends from net investment income           --         (0.02)   (0.12)        --        --         --        --          --
  Distributions from capital gains               --         (0.49)   (0.39)     (1.73)       --         --        --          --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $14.94        $14.29   $16.57     $16.88    $21.27     $14.34    $16.02      $20.16
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN+:                                19.52%        (0.90%)  19.79%     12.51%    26.01%     14.72%    11.72%      25.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                   $20,194       $22,208  $23,481    $24,022   $33,337     $1,972    $5,942      $9,160
Ratio of expenses to average net assets,
after expense reimbursement++                  1.85%*        1.85%    1.85%      1.85%     1.86%*     2.50%*    2.50%       2.51%*

Ratio of expenses to average net assets,
before expense reimbursement+                  2.23%*        2.18%    2.17%      2.17%     2.11%*     9.50%*    4.81%       3.70%*

Ratio of net investment income (deficit)
to average net assets, after expense
reimbursement++                               (0.69%)*      (O.42%)  (0.35%)    (0.93%)   (0.35%)*   (1.28%)*  (1.62%)     (1.03%)*

Ratio of net investment income (deficit)
to average net assets, before expense
reimbursement++                               (1.07%)*      (0.75%)  (0.61%)    (1.18%)   (0.60%)*   (8.12%)*  (3.87%)     (2.22%)*

Portfolio turnover**                          95.09%        98.54%  132.20%    181.81%             132.20%    181.81%

Average commission rate paid**                  N/A           N/A  $0.0187    $0.0078              $0.0187   $0.0078

                                             ----------------------------------------------------
                                                                 PORTFOLIO C
                                             ----------------------------------------------------
                                             4/19/93     4/19/94    4/1/95     4/1/96     4/1/97
                                                TO          TO        TO         TO         TO
                                             3/31/94     3/31/95    3/31/96    3/31/97   9/30/97
-------------------------------------------------------------------------------------------------
PER SHARE DATA:
NET asset value, beginning of period         $12.50        $14.86   $14.44     $16.76    $16.92
Income from investment operations:
      Net investment income (deficit)         (0.09)        (0.15)   (0.21)     (0.28)    (0.10)
    Net realized and unrealized gains
    (losses)
    on securities and foreign currency         2.45         (0.08)    2.92       2.23      4.43
-------------------------------------------------------------------------------------------------
Total from investment operations               2.36         (0.23)    2.71       1.95      4.33
Less distributions:

  Dividends from net investment income           --            --    (0.01)        --        --
  Distributions from capital gains               --         (0.19)   (0.38)     (1.79)       --
-------------------------------------------------------------------------------------------------
Net asset value, end of period               $14.86        $14.44   $16.76     $16.92    $21.25
-------------------------------------------------------------------------------------------------
TOTAL RETURN+:                                18.88%        (1.49%)  18.95%     11.81%    25.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                   $66,577       $71,201  $71,155    $70,345   $86,109
Ratio of expenses to average net assets,
after expense reimbursement++                  2.44%*        2.50%    2.50%      2.50%     2.51%*

Ratio of expenses to average net assets,
before expense reimbursement+                  2.44%*        2.57%    2.57%      2.61%     2.67%*

Ratio of net investment income (deficit)
to average net assets, after expense
reimbursement++                               (1.24%)*      (1.06%)  (0.99%)    (1.57%)   (1.01%*)

Ratio of net investment income (deficit)
to average net assets, before expense
reimbursement++                               (1.24%)*      (1.13%)  (1.00%)    (1.62%)   (1.17%)*

Portfolio turnover**                          95.09%        98.54%  132.20%    181.81%

Average commission rate paid**                  N/A           N/A  $0.0187    $0.0078

*   Annualized
**  for Corresponding Series of the Master Trust
+   Computations do not reflect the Portfolio's sales charges
++  Includes expenses allocated from Master Trust

INTERNATIONAL SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE
Maximum long-term capital appreciation

INVESTMENT STRATEGY
The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. It gather financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

The Fund emphasizes companies in the bottom 75% of publicly traded companies as measured by market capitalizations in each country ("small cap securities"). The Fund may have less U.S. exposure (up to 35% of its total assets in U.S. issuers) than the Worldwide Growth Fund.

PRINCIPAL INVESTMENTS
Under normal conditions, the Fund invests 65% of its total assets in small cap securities of issuers located in at least three different countries outside the U.S. Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. It invests the remainder primarily in investment grade debt securities of foreign companies and foreign governments, and their agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT
The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page __.

RISK FACTORS
The value of the Fund's investments varies from day to day in response to the activities of individual companies, and general market and economic conditions. As with any international fund, the Fund's performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. In addition to the risks posed by foreign investing, the securities of smaller, less well-known companies may be more volatile than larger companies and may trade less frequently. The information regarding these smaller companies may also be less available, incomplete or inaccurate. Accordingly, the securities of the companies in which the Fund invests may be more volatile and speculative than those of larger companies. The risks are magnified in countries with emerging markets since these countries may have unstable governments and less established markets. For further explanation, see "Risk Factors and Special Considerations" starting on page __.

--------------------------------------------------------------------------------

INVESTOR EXPENSES - CLASS A, B AND C SHARES
Investors pay various expenses, either directly or indirectly.
Actual expenses may be more or less than those shown

                                                     ------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:                    CLASS A             CLASS B             CLASS C
                                                     ------------------------------------------------
Maximum sales charge on purchases
(as a percentage of offering price)                    5.25%               None                None
-----------------------------------------------------------------------------------------------------
Sales Charge on reinvested dividends                    None               None                None
-----------------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage of
original purchase price or redemption proceeds,
whichever is lower)                                     None (1)          5.00%               1.00%
-----------------------------------------------------------------------------------------------------
Redemption fee                                          None               None                None
-----------------------------------------------------------------------------------------------------
Exchange fee                                            None               None                None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE
OF AVERAGE NET ASSETS: (AFTER EXPENSE DEFERRAL)
Management fees                                        1.00%              1.00%               1.00%
-----------------------------------------------------------------------------------------------------
12b-1 expenses                                         0.25%              0.75%               0.75%
-----------------------------------------------------------------------------------------------------
Other expenses (after expense deferral)(2)             0.70%              0.85%               0.85%
-----------------------------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(2)   1.95%              2.60%               2.60%

-------------------------
(1) Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.

(2) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Fund. For Class A, B & C, Total operating expenses would have been 3.76%, 4.89% and 3.95% respectively and Other expenses would have been 2.51%, 3.14% and 2.20% respectively, absent the deferral. See "Investment Adviser Compensation."

    Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXAMPLE:
THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                                                      ---------------------------------------------------
                                                      1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                                      ---------------------------------------------------
CLASS A                                                 $71           $111           $152           $268
---------------------------------------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time period(1)            $78            $113          $161           $293
Assuming no redemption                                  $26             $81          $138           $293
---------------------------------------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time period(1)            $37            $81           $183           $293
Assuming no redemption                                  $26            $81           $183           $293

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

(1.) Assumes deduction of a contingent deferred sales charge and no exchange of Class B shares for Class A shares seven or more years after purchase.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ended September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1997, and by another independent auditor with respect to commencement of operation through March 31, 1995. Please read in conjunction with the Trust's 1997 Annual Report and 1997-98 Semi-Annual Report


                                                       PORTFOLIO A                                   PORTFOLIO B
                            -------------------------------------------------------------------------------------------------
                            8/31/94         4/1/95         4/1/96         4/1/97        5/31/95         4/1/96         4/1/97
                               TO             TO             TO             TO             TO             TO             TO
                            3/31/95        3/31/96        3/31/97        9/30/97        3/31/96        3/31/97        9/30/97
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value,
 beginning of period        $12.50         $11.51         $13.15         $14.92         $12.50         $13.96         $15.89
Income from investment
 operations:
     Net investment
     income (deficit)           --          (0.02)          0.04          (0.01)         (0.02)         (0.15)         (0.06)
   Net realized and
   unrealized gains
   (losses) on
   securities and
   foreign currency          (0.98)          1.79           1.88           3.09           1.48           2.09           3.31
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                  (0.98)          1.77           1.92           3.08           1.46           1.94           3.25
Less distributions:
 Dividends from net
 investment income           (0.01)         (0.13)         (0.01)            --             --          (0.01)            --
 Distributions from
 capital gains                  --             --          (0.14)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period              $11.51         $13.15         $14.92         $18.00         $13.96         $15.89         $19.14
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN+:               (7.85%)        15.46%         14.67%         20.64%         11.68%         13.96%         20.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period     $610         $1,056         $5,569        $11,212         $1,487         $5,080         $8,780
Ratio of expenses to
 average net assets,
 after expense
 reimbursement++              1.95%*         1.95%          1.95%          1.96%*         2.60%*         2.60%          2.61%*
Ratio of expenses to
 average net assets,
 before expense
 reimbursement+               9.77%*        10.06%          3.76%          2.85%*        16.15%*         4.89%          3.56%*
Ratio of net investment
 income (deficit) to
 average net assets, after
 expense reimbursement++     (0.07%)*       (0.27%)        (1.05%)        (0.81%)*       (0.64%)        (1.66%)        (1.94%)*
Ratio of net investment
 income (deficit) to
 average net assets, before
 expense reimbursement++     (7.89%)*       (7.75%)        (2.82%)        (1.70%)*      (13.26%)*       (3.91%)        (2.42%)*

Portfolio turnover**         74.85%        141.02%        206.07%                       141.02%        206.07%
Average commission rate
 paid**                        N/A         $0.128        $0.0098                       $0.0128        $0.0098

                                           ----------------------------------------------------
                                                                PORTFOLIO C
                                           ----------------------------------------------------
                                           8/31/94         4/1/95        4/1/96          4/1/97
                                              TO             TO             TO             TO
                                           3/31/95        3/31/96        3/31/97        9/30/97
-----------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period       $12.50         $11.32         $13.05         $14.87
Income from investment operations:
     Net investment income (deficit)        (0.04)          0.01          (0.16)         (0.13)
   Net realized and unrealized gains
   (losses) on securities and foreign
   currency                                 (1.12)          1.72           1.98           3.15
------------------------------------------------------------------------------------------------
Total from investment operations            (1.16)          1.73           1.82           3.02
Less distributions:
 Dividends from net investment income       (0.02)            --             --             --
 Distributions from capital gains              --             --             --             --
------------------------------------------------------------------------------------------------
Net asset value, end of period             $11.32         $13.05         $14.87         $17.89
------------------------------------------------------------------------------------------------
TOTAL RETURN+:                              (9.25%)        15.30%         13.98%         20.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                     $24           $933         $3,592         $5,135
Ratio of expenses to average net assets,
 after expense reimbursement++               2.61%*         2.60%          2.60%          2.61%*
Ratio of expenses to average net assets,
 before Expense reimbursement+              75.37%*        16.15%          3.95%          3.29%*
Ratio of net investment income (deficit)
 to average net assets, after expense
 reimbursement++                            (0.76%)*       (1.02%)        (1.67%)        (1.46%)*
Ratio of net investment income (deficit)
 to average net assets, before expense
 reimbursement++                            (73.52%)*    (13.95%)         (2.99%)        (2.15%)*
Portfolio turnover**                         74.85%        141.02%        206.07%

Average commission rate paid**                N/A         $0.128        $0.0098

*   Annualized
**  for corresponding Series of the Master Trust
+   Computations do not reflect the Portfolio's sales charges
++  Includes expenses allocated from Master Trust

EMERGING COUNTRIES FUND

INVESTMENT OBJECTIVE
Maximum long-term capital appreciation.

INVESTMENT STRATEGY
The Fund invests primarily in equity securities of issuers located in countries with emerging securities markets - that is, countries with securities markets which are, in the opinion of the Investment Adviser, emerging as investment markets but have yet to reach a level of maturity associated with developed foreign stock markets, especially in terms of participation by foreign investors. The Investment Adviser seeks issuers in the early stages of development, growth companies, cyclical companies, or companies believed to be undergoing a basic change in operations. The Investment Adviser currently selects portfolio securities from an investment universe of approximately 6,000 foreign issuers in over 20 emerging markets.

PRINCIPAL INVESTMENTS
Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries. These countries include but are not limited to: Argentina, Brazil, Chile, China, Columbia, the Czech Republic, Greece, Hungary, India, Indonesia, Israel, Jordon, Malaysia, South Africa, South Korea, Taiwan, Thailand, Italy and Venezuela.

Under normal market conditions, the Fund invests at least 75% of its total assets in corporate stock (common and preferred), warrants and convertible securities. It invests the remainder primarily in investment grade bonds of foreign companies and foreign governments, and their agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT
The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page __.

RISK FACTORS
The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. As with any fund investing in foreign securities, the Fund's performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. Emerging countries markets may present greater opportunity for gain, but also involve greater risk than more developed markets. These countries tend to have less stable governments and less established markets. The markets tend to be less liquid and more volatile, and offer less regulatory protection for investors. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenue from particular commodities, international aid or other assistance. For further explanation, see "Risk Factors and Special Considerations" starting on page __.

INVESTOR EXPENSES - CLASS A, B AND C SHARES
Investors pay various expenses, either directly or indirectly. The figures below show the expenses for each Portfolio and its corresponding Fund for the past year. Actual expenses may be more or less than those shown.


                                                     --------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:                    CLASS A        CLASS B        CLASS C
                                                     --------------------------------------
Maximum sales charge on purchases
(as a percentage of offering price)                    5.25%          None           None
-------------------------------------------------------------------------------------------
Sales Charge on reinvested dividends                   None           None           None
-------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage
of original purchase price or redemption
proceeds, whichever is lower)                          None (1)       5.00%          1.00%
-------------------------------------------------------------------------------------------
Redemption fee                                         None           None           None
-------------------------------------------------------------------------------------------
Exchange fee                                           None           None           None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
Management fees                                        1.25%          1.25%          1.25%
-------------------------------------------------------------------------------------------
12b-1 expenses                                         0.25%          0.75%          0.75%
-------------------------------------------------------------------------------------------
Other expenses (after expense deferral)(2)             0.75%          0.90%          0.90%
-------------------------------------------------------------------------------------------
Total operating expenses (after expense
deferral)(2)                                           2.25%          2.90%          2.90%

-------------------------
(1) Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.

(2) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Fund. For Class A,B & C, Total operating expenses would have been 3.08%, 3.66% and 3.12% respectively and Other expenses would have been 1.58%, 1.66% and 1.12% respectively, absent the deferral. See "Investment Adviser Compensation."

    Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXAMPLE:
THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                                                 ---------------------------------------------------
                                                 1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                                 ---------------------------------------------------
CLASS A                                            $74           $119           $167           $297
----------------------------------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time period1         $80           $122            $75           $322
Assuming no redemption                             $29            $90           $153           $322
----------------------------------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time period1
Assuming no redemption                             $40            $90           $153           $322
                                                   $29            $90           $153           $322
----------------------------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

(1.) Assumes deduction of a contingent deferred sales charge and no exchange of Class B shares for Class A shares seven or more years after purchase.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ended September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1997, and by another independent auditor with respect to commencement of operation through March 31, 1995. Please read in conjunction with the Trust's 1997 Annual Report and 1997-98 Semi-Annual Report.

                           --------------------------------------------------------------------------------------------------
                                                       PORTFOLIO A                                   PORTFOLIO B
                           --------------------------------------------------------------------------------------------------
                           11/28/94         4/1/95         4/1/96         4/1/97        5/31/95         4/1/96         4/1/97
                               TO             TO             TO             TO             TO             TO             TO
                            3/31/95        3/31/96        3/31/97        9/30/97        3/31/96        3/31/97        9/30/97
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value,
 beginning of period        $12.50         $11.00         $14.03         $17.20         $12.50         $14.02         $17.29
Income from investment
 operations:
     Net investment
     income (deficit)         0.04          (0.04)         (0.06)          0.02          (0.04)         (0.11)         (0.01)
   Net realized and
   unrealized gains
   (losses) on securities
   and foreign currency      (1.54)          3.15           3.51           3.23           1.56           3.47           3.23
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                  (1.50)          3.11           3.45           3.25           1.52           3.36           3.22
Less distributions:
 Dividends from net
   investment income            --          (0.02)            --             --             --             --             --
 Distributions from
   capital gains                --          (0.06)         (0.28)            --             --          (0.09)            --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period              $11.00         $14.03         $17.20         $20.45         $14.02         $17.29         $20.51
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN+:              (11.98%)        28.43%         24.79%         18.90%         12.16%         24.00%         18.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period   $1,197         $4,718        $38,688        $61,710         $3,557        $24,558        $41,847
Ratio of expenses to
 average net assets,
 after expense
 reimbursement++              2.25%*         2.25%          2.25%          2.26%*         2.90%*         2.90%          2.91%*
Ratio of Expenses to
 average net assets,
 before expense
 reimbursement+               6.15%*         6.72%          3.08%          2.33%*         7.58%*         3.66%          3.18%*
Ratio of net investment
 income (deficit) to
 average net assets, after
 expense reimbursement++      1.09%*        (0.35%)        (1.14%)        (0.05%)*       (1.05%)*       (1.77%)        (0.71%)*
Ratio of net investment
 income (deficit) to
 average net assets,
 before expense
 reimbursement++             (4.99%)*       (3.61%)        (2.00%)        (0.12%)*       (5.44%)*       (2.55%)        (0.98%)*
Portfolio turnover**         60.79%        118.21%        176.20%                       118.21%        176.20%
Average commission
 rate paid**                   N/A        $0.0022        $0.0021                       $0.0022        $0.0021

                                          ------------------------------------------------------
                                                                PORTFOLIO C
                                          ------------------------------------------------------
                                          11/28/94         4/1/95         4/1/96         4/1/97
                                              TO             TO             TO             TO
                                           3/31/95        3/31/96        3/31/97        9/30/97
------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning
 of period                                 $12.50         $10.79         $13.71         $16.81
Income from investment operations:
     Net investment income (deficit)           --          (0.05)         (0.10)         (0.08)
   Net realized and unrealized gains
   (losses) on securities and foreign
   currency                                 (1.70)          2.97           3.37           3.22
------------------------------------------------------------------------------------------------
Total from investment operations            (1.70)          2.92           2.27           3.14
Less distributions:
 Dividends from net investment income       (0.01)            --             --             --
 Distributions from capital gains              --             --          (0.17)            --
Net asset value, end of period             $10.79         $13.71         $16.81         $19.95
TOTAL RETURN+:                             (13.64%)        27.30%         23.94%         18.68%
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------
Net assets, end of period                     $59         $4,345        $29,376        $47,051
------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets,
 after expense reimbursement++               2.90%*         2.90%          2.90%          2.91%*
Ratio of Expenses to average net assets,
 before expense reimbursement+             242.59%          6.23%          3.12%          2.99%*
Ratio of net investment income
 (deficit) to average net assets,
 after expense reimbursement++              (0.04%)*       (1.06%)        (1.75%)        (0.70%)*
Ratio of net investment income
 (deficit) to average net assets,
 before expense reimbursement++           (239.73%)*       (4.15%)        (1.99%)        (0.78%)*
Portfolio turnover**                        60.79%        118.21%        176.20%
Average commission rate paid**                N/A        $0.0022        $0.0021

*   Annualized
**  For corresponding Series of the Master Trust
+   Computations do not reflect the Portfolio's sales charges
++  Includes expenses allocated from Master Trust

LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE
Maximum long-term capital appreciation.

INVESTMENT STRATEGY
The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

The Fund emphasizes equity securities of U.S. companies with market capitalizations generally above $3 billion and whose earnings and stock prices are expected to grow faster than the S&P 500 ("large cap securities").

PRINCIPAL INVESTMENTS
Under normal conditions, the Fund invests at least 65% of its total assets in large cap securities, including common and preferred stocks, warrants, and convertible securities of U.S. companies. It invests the remainder of its assets primarily in investment grade corporate debt securities, U.S. Government securities, and securities of foreign issuers. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT
The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page __.

RISK FACTORS
As with any growth fund, the value of your investment will fluctuate from day to day with movements in the stock markets as well as in response to the activities of individual companies. To the extent the Fund is overweighted in certain market sectors compared to the S&P 500, the Fund may be more volatile than the S&P 500. Additionally, to the extent the Fund invests in foreign issuers, the risks and volatility are magnified since the performance of foreign stocks also depends on changes in foreign currency values, different regulatory and political environments, and overall political and economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page __.

--------------------------------------------------------------------------------
INVESTOR EXPENSES - CLASS A, B AND C SHARES
Investors pay various expenses, either directly or indirectly.

Actual expenses may be more or less than those shown.

                                                     --------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:                     CLASS A        CLASS B        CLASS C
                                                     --------------------------------------
Maximum sales charge on purchases
(as a percentage of offering price)                    5.25%          None           None
-------------------------------------------------------------------------------------------
Sales Charge on reinvested dividends                   None           None           None
-------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage
of original purchase price or redemption
proceeds, whichever is lower)                          None (1)       5.00%          1.00%
-------------------------------------------------------------------------------------------
Redemption fee                                         None           None           None
-------------------------------------------------------------------------------------------
Exchange fee                                           None           None           None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
Management fees                                        0.75%          0.75%          0.75%
-------------------------------------------------------------------------------------------
12b-1 expenses                                         0.25%          0.75%          0.75%
-------------------------------------------------------------------------------------------
Other expenses (after expense deferral)(2)             0.60%          0.75%          0.75%
-------------------------------------------------------------------------------------------
Total operating expenses (after expense
deferral)(2)                                           0.60%          2.25%          2.25%

-------------------------
(1) Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.

(2) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Fund. For Class A,B & C, Total operating expenses would have been 2.31%, 2.96% and 2.96% respectively and Other expenses would have been 1.31%, 1.46% and 1.46% respectively, absent the deferral. See "Investment Adviser Compensation."

    Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXAMPLE:
THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                                                 ---------------------------------------------------
                                                 1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                                 ---------------------------------------------------
CLASS A                                            $68           $100           $135           $233
----------------------------------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time period(1)       $74           $103           $143           $258
Assuming no redemption                             $23            $70           $120           $258
----------------------------------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time period(1)       $33            $70           $116           $250
Assuming no redemption                             $23            $70           $116           $250

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

1. Assumes deduction of a contingent deferred sales charge and no exchange of Class B shares for Class A shares seven or more years after purchase.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ended September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-98 Semi-Annual Report.

                                           -----------------------------------------------------------------------------------
                                                 PORTFOLIO A                   PORTFOLIO B                  PORTFOLIO C
                                           -----------------------------------------------------------------------------------
                                           7/21/97         4/1/97        7/21/97         4/1/97        7/21/97         4/1/97
                                              TO             TO             TO             TO             TO             TO
                                           9/30/97        9/30/97        9/30/97        9/30/97        9/30/97        9/30/97
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period       $12.50                        $12.50                        $12.50
Income from investment operations:
     Net investment income (deficit)        (0.01)                        (0.02)                         0.00
   Net realized and unrealized gains
   (losses) on securities and foreign
   currency                                  0.92                          0.90                          0.90
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $13.41                        $13.38                        $13.40
Less distributions:
 Dividends from net investment income          --                            --                            --
 Distributions from capital gains              --                            --                            --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $13.41                        $13.38                        $13.40
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN+:                             (38.11%)                       37.51%                        37.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                $331,199                    $1,134,885                      $160,692
Ratio of expenses to average
net assets, after expense
reimbursement++                              1.60%*                        2.24%*                        2.24%*
Ratio of expenses to average
net assets, before expense
reimbursement+                               4.89%*                        5.09%*                        6.26%*
Ratio of net investment income
(deficit) to average net assets,
after expense reimbursement++               (0.63%)*                      (1.25%)*                      (1.27%)*
Ratio of net investment income
(deficit) to average net assets,
before expense reimbursement++              (3.92%)*                      (4.10%)*                      (5.29%)*
Portfolio turnover**                       269.87%                       269.87%                       269.87%
Average commission rate paid**            $0.0599                       $0.0599                       $0.0599

*   Annualized
**  For corresponding Series of the Master Trust
+   Includes expenses allocated from Master Trust

CORE GROWTH FUND

INVESTMENT OBJECTIVE
Maximum long-term capital appreciation.

INVESTMENT STRATEGY
The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover what it calls "change at the margin" - positive business developments which are not yet fully reflected in the company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

The Fund emphasizes companies with market capitalizations above $500 million.

PRINCIPAL INVESTMENTS
Under normal conditions, the Fund invests at least 75% of its total assets in common stocks. It invests the remainder of its assets primarily in preferred and convertible securities, investment grade debt securities, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT
The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page __.

RISK FACTORS
As with any growth fund, the value of your investment will fluctuate from day to day with movements in the stock markets. The companies in which the Fund invests may be more subject to volatile market movements than securities of larger, more established companies. To the extent the Fund invests in foreign securities, the risks and volatility are magnified since the performance of foreign stocks also depends upon changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page __.

--------------------------------------------------------------------------------
INVESTOR EXPENSES - CLASS A, B AND C SHARES

Investors pay various expenses, either directly or indirectly.

Actual expenses may be more or less than those shown.

                                                     --------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:                    CLASS A        CLASS B        CLASS C
                                                     --------------------------------------
Maximum sales charge on purchases
(as a percentage of offering price)                    5.25%          None           None
-------------------------------------------------------------------------------------------
Sales Charge on reinvested dividends                   None           None           None
-------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage of
original purchase price or redemption proceeds,
whichever is lower)                                    None (1)       5.00%          1.00%
-------------------------------------------------------------------------------------------
Redemption fee                                         None           None           None
-------------------------------------------------------------------------------------------
Exchange fee                                           None           None           None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
Management fees                                        0.75%          0.75%          0.75%
-------------------------------------------------------------------------------------------
12b-1 expenses                                         0.25%          0.75%          0.75%
-------------------------------------------------------------------------------------------
Other expenses (after expense deferral)(2)             0.60%          0.75%          0.64%
-------------------------------------------------------------------------------------------
Total operating expenses (after expense
deferral)(2)                                           1.60%          2.25%          2.17%

-------------------------
(1) Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.

(2) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Fund. For Class B, Total operating expenses would have been 2.66%, and Other expenses would have been 1.16%, absent the deferral. See "Investment Adviser Compensation."

    Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXAMPLE:
THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                                                 ---------------------------------------------------
                                                 1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                                 ---------------------------------------------------
CLASS A                                            $68           $100           $135           $233
----------------------------------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time period(1)
Assuming no redemption                             $74            $23           $103            $70
                                                  $143           $120           $258           $258
----------------------------------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time period(1)
Assuming no redemption                             $32            $23            $70            $70
                                                  $120           $120           $258           $258

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

(1.) Assumes deduction of a contingent deferred sales charge and no exchange of Class B shares for Class A shares seven or more years after purchase.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
The figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1996, and 1997, and by another independent auditor with
respect to commencement of operation through March 31, 1995.   Please read in
conjunction with the Trust's 1997 Annual Report.

                               -----------------------------------------------------------------------------------------------
                                                      PORTFOLIO A                                       PORTFOLIO B
                               -----------------------------------------------------------------------------------------------
                               4/19/93      4/1/94       4/1/95      4/1/96       4/1/97     5/31/95       4/1/96      4/1/97
                                  TO          TO           TO          TO           TO          TO          TO  `        TO
                               3/31/94     3/31/95      3/31/96     3/31/97      9/30/97     3/31/96      3/31/97     9/30/97
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
NEt asset value, beginning
 of period                     $12.50      $13.25       $13.61      $18.37       $16.80      $12.50       $16.25      $16.33
Income from investment
 operations:
     Net investment income
     (deficit)                  (0.07)      (0.10)       (0.18)      (0.17)       (0.10)      (0.09)       (0.17)      (0.11)
   Net realized and
   unrealized gains (losses)
   on securities and foreign
   currency                      0.86        0.46         4.94        0.57         5.16        3.84         0.25        4.97
------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                      0.79       (0.36)        4.76        0.40         5.06        3.75         0.08        4.86
Less distributions:
 Dividends from net
   investment income               --          --           --          --           --          --           --          --
 Distributions from
   capital gains                (0.04)         --           --       (1.97)          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period                 $13.25      $13.61       $18.37      $16.80       $21.86      $16.25       $16.33      $21.19
------------------------------------------------------------------------------------------------------------------------------
Total return+:                   6.27%       2.72%       35.07%       1.09%       30.12%      30.00%       (0.49%)     29.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period     $70,512     $65,292      $77,275     $76,108      $94,794     $11,186      $29,002     $41,071
Ratio of expenses to
 average net assets, after
 expense reimbursement++         1.57%*      1.59%        1.58%       1.60%        1.59%*      2.22%*       2.25%       2.24%*
Ratio of Expenses to average
 net assets, before expense
 reimbursement+                  1.71%*      1.63%        1.56%       1.56%        1.72%*      3.39%*       2.66%       2.28%*
Ratio of net investment
 income (deficit) to
 average net assets, after
 expense reimbursement++        (0.68%)*    (0.66%)    (0.0.91%)     (1.05%)      (0.83%)*    (1.61%)*     (1.69%)     (1.48%)*
Ratio of net investment
 income (deficit) to
 average net assets, before
 expense reimbursement++        (0.82%)*    (0.70%)      (0.89%)     (1.01%)      (0.95%)*    (2.77%)*     (2.10%)      1.53%)*
Portfolio turnover**            84.84%      98.09%      114.48%     153.20%                  114.48%      153.20%
Average commission rate paid**    N/A         N/A      $0.0593     $0.0582                  $0.0593      $0.0582

                                           --------------------------------------------------------------------
                                                                       PORTFOLIO C
                                           --------------------------------------------------------------------
                                           4/19/93         4/1/94         4/1/95         4/1/96         4/1/97
                                              TO             TO             TO             TO             TO
                                           3/31/94        3/31/95        3/31/96        3/31/97        9/30/97
---------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period       $12.50         $13.18         $13.45         $18.06          $1.48
Income from investment operations:
     Net investment income (deficit)        (0.11)         (0.17)         (0.27)         (0.32)         (0.13)
   Net realized and unrealized gains
     (losses)
   on securities and foreign currency        0.80           0.44           4.88           0.62           5.03
---------------------------------------------------------------------------------------------------------------
Total from investment operations             0.69           0.27           4.61           0.30           4.90
Less distributions:
 Dividends from net investment income          --             --             --             --             --
 Distributions from capital gains           (0.01)            --             --          (1.88)            --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $13.18         $13.45         $18.06         $16.48         $21.38
---------------------------------------------------------------------------------------------------------------
Total return+:                               5.54%          2.05%         34.28%          0.56%         29.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                $141,489       $143,390       $177,461       $157,501       $183,697
Ratio of expenses to average
 net assets, after expense
 reimbursement++                             2.17%*         2.24%          2.14%          2.14%          2.26%*
Ratio of Expenses to average
 net assets, before expense
 reimbursement+                              2.17%*         2.24%          2.14%          2.17%         (1.49%)*
Ratio of net investment income
 (deficit) to average net assets,
 after expense reimbursement++              (1.30%)*       (1.30%)        (1.47)         (1.59%)        (1.58%)*
Ratio of net investment income
 (deficit) to average net assets,
 before expense reimbursement++             (1.30%)*       (1.30%)        (1.47%)        (1.62%)
Portfolio turnover**                        84.84%         98.09%        114.48%        153.20%
Average commission rate paid**                N/A            N/A        $0.0593        $0.0582

*   Annualized
**  For corresponding Series of the Master Trust
+   Computations do not reflect the Portfolio's Sales charges
++  Includes expenses allocated from Master Trust

VALUE FUND

INVESTMENT OBJECTIVE
Maximum long-term capital appreciation.

INVESTMENT STRATEGY
The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research and computer intensive systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

The Fund emphasizes companies with market capitalizations generally above $5 billion.

PRINCIPAL INVESTMENTS
Under normal conditions, the Fund invests at least 80% of its total assets in equity securities. It invests the remainder primarily in preferred and convertible securities, investment grade debt securities, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

The Fund's portfolio is designed to have risk, capitalization and industry characteristics similar to those of the S&P 500 Index.

PORTFOLIO MANAGEMENT
The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page __.

RISK FACTORS
As with any equity fund, the value of your investment will fluctuate from day to day with movements in the stock markets. To the extent the Fund invests in foreign securities, the risks and volatility are magnified since the performance of foreign stocks depends upon changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page __.

--------------------------------------------------------------------------------

INVESTOR EXPENSES - CLASS A, B AND C SHARES

Investors pay various expenses, either directly or indirectly.

Actual expenses may be more or less than those shown.

                                                     --------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:                    Class A        Class B        Class C
                                                     --------------------------------------
Maximum sales charge on purchases
(as a percentage of offering price)                    5.25%          None           None
-------------------------------------------------------------------------------------------
Sales Charge on reinvested dividends                   None           None           None
-------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage
 of original purchase price or redemption
 proceeds, whichever is lower)                         None (1)       5.00%          1.00%
-------------------------------------------------------------------------------------------
Redemption fee                                         None           None           None
-------------------------------------------------------------------------------------------
Exchange fee                                           None           None           None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
Management fees                                        0.75%          0.75%          0.75%
-------------------------------------------------------------------------------------------
12b-1 expenses                                         0.25%          0.75%          0.75%
-------------------------------------------------------------------------------------------
Other expenses (after expense deferral)(2)             0.60%          0.75%          0.75%
-------------------------------------------------------------------------------------------
Total operating expenses (after expense
 deferral)(2)                                          1.60%          2.25%          2.25%

-------------------------
(1) Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.

(2) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Fund. For Class A, B & C, Total operating expenses are expected to be 2.25%, 2.85% and 2.85% resspectively, and Other expenses are expected to be 1.50%, 2.10% and 2.10% respectively, absent the deferral. See "Investment Adviser Compensation."

    Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXAMPLE:
THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                                                      ---------------------
                                                      1 Year        3 Years
                                                      ---------------------
CLASS A                                                 $68           $100
---------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time period(1)
Assuming no redemption                                  $74           $103
                                                        $23            $70
---------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time period(1)
Assuming no redemption                                  $32            $70
                                                        $23            $70


This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

(1) Assumes deduction of a contingent deferred sales charge and no exchange of Class B shares for Class A shares seven or more years after purchase.

EMERGING GROWTH FUND

INVESTMENT OBJECTIVE
Maximum long-term capital appreciation.

INVESTMENT STRATEGY
The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover what it calls "change at the margin" - positive business developments which are not yet fully reflected in the company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

The Fund emphasizes companies with market capitalizations below $500 million at the time of purchase.

PRINCIPAL INVESTMENTS
Under normal conditions, the Fund invests at least 75% of its total assets in common stocks. It invests the remainder primarily in preferred and convertible securities, investment grade debt securities, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT
The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page __.

RISK FACTORS
As with any growth fund, the value of your investment will fluctuate from day to day with movements in the stock markets. Although small-cap stocks have a history of long-term growth, they tend to be more volatile and speculative than stocks of larger, more established companies. To the extent the Fund invests in foreign issuers, the investment risks and volatility are magnified since the performance of foreign stocks depends on changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in the foreign countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page __.

--------------------------------------------------------------------------------
INVESTOR EXPENSES - CLASS A, B AND C SHARES

Investors pay various expenses, either directly or indirectly.

Actual expenses may be more or less than those shown.

                                                     --------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:                    Class A        Class B        Class C
                                                     --------------------------------------
Maximum sales charge on purchases
(as a percentage of offering price)                    5.25%          None           None
-------------------------------------------------------------------------------------------
Sales Charge on reinvested dividends                   None           None           None
-------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage
 of original purchase price or redemption
 proceeds, whichever is lower)                         None (1)       5.00%          1.00%
-------------------------------------------------------------------------------------------
Redemption fee                                         None           None           None
-------------------------------------------------------------------------------------------
Exchange fee                                           None           None           None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
Management fees                                        1.00%          1.00%          1.00%
-------------------------------------------------------------------------------------------
12b-1 expenses                                         0.25%          0.75%          0.75%
-------------------------------------------------------------------------------------------
Other expenses (after expense deferral)(2)             0.47%          0.85%          0.60%
-------------------------------------------------------------------------------------------
Total operating expenses (after expense
 deferral)(2)                                          1.72%          2.60%          2.35%

-------------------------
(1) Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.

(2) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Fund. For Class B Total operating expenses would have been 2.73%, and Other expenses would have been .98%, absent the deferral. See "Investment Adviser Compensation."

    Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXAMPLE:
THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                                                      ---------------------------------------------------
                                                      1 Year        3 Years        5 Years       10 Years
                                                      ---------------------------------------------------
CLASS A                                                 $69           $104           $142           $247
---------------------------------------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time period(1)
Assuming no redemption                                  $78           $113           $161           $293
                                                        $26            $81           $138           $293
---------------------------------------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time period(1)
Assuming no redemption                                  $36            $79           $136           $289
                                                        $26            $79           $136           $289

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

(1) Assumes deduction of a contingent deferred sales charge and no exchange of Class B shares for Class A shares seven or more years after purchase.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ended September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1997, and by another independent auditor with respect to commencement of operation through March 31, 1995. Please read in conjunction with the Trust's 1997 Annual Report and 1997-98 Semi-Annual Report.

                              ------------------------------------------------------------------------------------------------
                                                      Portfolio A                                       Portfolio B
                              ------------------------------------------------------------------------------------------------
                              12/27/93      4/1/94       4/1/95      4/1/96       4/1/97     5/31/95       4/1/96      4/1/97
                                  TO          TO           TO          TO           TO          TO           TO          TO
                               3/31/94     3/31/95      3/31/96     3/31/97      9/30/97     3/31/96      3/31/97     9/30/97
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning
 of period                     $12.50      $12.10       $13.06      $17.93       $15.15      $12.50       $16.69      $15.51
Income from Investment
 operations:
     Net investment income
     (deficit)                  (0.04)      (0.16)       (0.20)      (0.22)       (0.02)      (0.14)       (0.21)      (0.11)
   Net realized and
   unrealized gains (losses)
   on securities and
   foreign currency             (0.36)       1.12         5.09       (0.66)        6.95        4.33        (0.97)       7.14
------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                     (0.40)       0.96         4.89       (0.88)        6.93        4.19        (1.18)       7.03
Less distributions:
 Dividends from net
   investment income               --          --           --          --           --          --           --          --
 Distributions from
   capital gains                   --          --        (0.02)      (1.90)          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period                 $12.10      $13.06       $17.93      $15.15       $22.08      $16.69       $15.51       $2.54
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN+:                  (3.20%)      7.93%       37.48%      (6.26%)      45.74%      33.52%       (7.07%)     45.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets,
 end of period               $104,838    $106,725     $138,155    $121,742     $211,071     $13,626      $28,030     $49,917
Ratio of expenses to
 average net assets, after
 expense reimbursement++         1.73%*      1.86%        1.74%       1.72%        1.96%*      2.58%*       2.61%       2.60%*
Ratio of Expenses to
 average net assets, before
 expense reimbursement+          1.80%*      1.84%        1.74%       1.72%        1.90%*      3.26%*       2.73%       2.58%*
Ratio of net investment
 income (deficit) to
 average net assets, after
 expense reimbursement++        (1.44%)*    (1.27%)      (1.20%)     (1.26%)      (1.42%)*    (2.09%)*     (2.13%)     (2.09%)*
Ratio of net investment
 income (deficit) to
 average net assets, before
 expense reimbursement++        (1.51%)*    (1.25%)      (1.20%)     (1.26%)      (1.36%)*    (2.76%)*     (2.25%)     (2.06%)*
Portfolio turnover**            50.51%     100.46%      129.59%     112.90%                   129.59%      112.90%
Average commission
 rate paid**                      N/A         N/A      $0.0523     $0.0523                  $0.0520      $0.0582

                                          ---------------------------------------------------------------------
                                                                       Portfolio C
                                          ---------------------------------------------------------------------
                                          12/27/93         4/1/94         4/1/95         4/1/96         4/1/97
                                              TO             TO             TO             TO             TO
                                           3/31/94        3/31/95        3/31/96        3/31/97        9/30/97
---------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period       $12.50         $12.07         $12.96         $17.62         $14.69
Income from investment operations:
     Net investment income (deficit)        (0.06)         (0.22)         (0.29)         (0.31)         (0.17)
   Net realized and unrealized gains
   (losses) on securities and foreign
   currency                                 (0.37)          1.11           5.03          (0.63)          6.83
---------------------------------------------------------------------------------------------------------------
Total from investment operations            (0.43)          0.89           4.74          (0.94)          6.21
Less distributions:
 Dividends from net investment income          --             --             --             --             --
 Distributions from capital gains              --             --          (0.08)         (1.99)         (1.99)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $12.07         $12.96         $17.62         $14.69         $21.35
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN+:                              (3.44%)         7.37%         37.18%         (6.81%)        45.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                $142,874       $157,292       $207,332       $182,907       $249,108
Ratio of expenses to average net
 assets, after expense
 reimbursement++                             2.34%*         2.44%          2.35%          2.35%          2.58%*
Ratio of expenses to average net
 assets, before expense
 reimbursement+                              2.34%*         2.44%          2.35%          2.35%          2.56%*
Ratio of net investment income
 (deficit) to average net assets,
 after expense reimbursement++              (2.04%)*       (1.85%)        (1.81%)        (1.89%)        (2.05%)*
Ratio of net investment income
 (deficit) to average net assets,
 before expense reimbursement++             (2.04%)*       (1.85%)        (1.81%)        (1.89%)        (2.03%)*
Portfolio turnover**                        50.51%        100.46%        129.59%        112.90%
Average commission rate paid**                N/A            N/A        $0.0523        $0.0520

*   Annualized
**  For corresponding Series of the Master Trust
+   Computations do not reflect the Portfolio's sales charges
++  Includes expenses allocated from Master Trust

INCOME & GROWTH FUND

INVESTMENT OBJECTIVE
Maximum total return, consisting of long-term capital appreciation and current income.

INVESTMENT STRATEGY
The Fund invests primarily in convertible securities. The Investment Adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation. In evaluating convertibles, the Investment Adviser searches for what it calls "changes at the margin" -- positive business developments which are not yet fully reflected in the company's stock price. It searches for successful growing companies that are managing change advantageously and poised to exceed growth expectations.

PRINCIPAL INVESTMENTS
Under normal conditions, the Fund invests at least 65% of its total assets in convertible securities. It invests the remainder primarily in common and preferred stocks, debt securities, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

At all times, the Fund invests a minimum of 25% of its total assets in common and preferred stocks, and 25% in other income producing convertible and debt securities. The Fund may also invest up to 35% of its assets in debt securities rated below investment grade.

The Fund emphasizes companies with market capitalizations above $500 million.

PORTFOLIO MANAGEMENT
The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page __.

RISK FACTORS
Convertible securities have the investment characteristics of both equity and debt securities. Accordingly, the value of your investment will fluctuate with movements in the stock and bond markets. The companies in which the Fund invests may be subject to more volatile market movements than securities of larger, more established companies. The value of the Fund's debt securities will change as interest rates fluctuate: if rates go up, the value of debt securities go down; if rates go down, the value of debt securities go up. In addition, the lower-rated convertible securities in which the Fund may invest are considered predominately speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. For further explanation, see "Risk Factors and Special Considerations" starting on page __.

--------------------------------------------------------------------------------

INVESTOR EXPENSES - CLASS A, B AND C SHARES
Investors pay various expenses, either directly or indirectly.

Actual expenses may be more or less than those shown.

                                                     --------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:                    Class A        Class B        Class C
                                                     --------------------------------------
Maximum sales charge on purchases
(as a percentage of offering price)                    5.25%          None           None
-------------------------------------------------------------------------------------------
Sales Charge on reinvested dividends                   None           None           None
-------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage
 of original purchase price or redemption
 proceeds, whichever is lower)                         None (1)       5.00%          1.00%
-------------------------------------------------------------------------------------------
Redemption fee                                         None           None           None
-------------------------------------------------------------------------------------------
Exchange fee                                           None           None           None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
Management fees                                        0.75%          0.75%          0.75%
-------------------------------------------------------------------------------------------
12b-1 expenses                                         0.25%          0.75%          0.75%
-------------------------------------------------------------------------------------------
Other expenses (after expense deferral)(2)             0.60%          0.75%          0.75%
-------------------------------------------------------------------------------------------
Total operating expenses (after expense
 deferral)(2)                                          1.60%          2.25%          2.25%

-------------------------
(1) Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.

(2) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Fund. For Class A, B & C, Total operating expenses would have been 1.75%, 3.19% and 2.29%, respectively, and Other expenses would have been .75%, 1.69% and .79% respectively, absent the deferral. See "Investment Adviser Compensation."

    Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXAMPLE:
THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                                                      ---------------------------------------------------
                                                      1 Year        3 Years        5 Years       10 Years
                                                      ---------------------------------------------------
CLASS A                                                 $68           $100           $135           $233
---------------------------------------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time period(1)
Assuming no redemption                                  $74           $103           $143           $258
                                                        $23            $70           $120           $258
---------------------------------------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time period(1)
Assuming no redemption                                  $33            $70           $120           $258
                                                        $23            $70           $120           $258

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

(1.) Assumes deduction of a contingent deferred sales charge and no exchange of Class B shares for Class A shares seven or more years after purchase.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ended September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1997, and by another independent auditor with respect to commencement of operation through March 31, 1995. Please read in conjunction with the Trust's 1997 Annual Report and 1997-98 Semi-Annual Report.

                               -----------------------------------------------------------------------------------------------
                                                      Portfolio A                                       Portfolio B
                               -----------------------------------------------------------------------------------------------
                               4/19/93      4/1/94       4/1/95      4/1/96       4/1/97     5/31/95       4/1/96      4/1/97
                                  TO          TO           TO          TO           TO          TO           TO          TO
                               3/31/94     3/31/95      3/31/96     3/31/97      9/30/97     3/31/96      3/31/97     9/30/97
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning
 of period                     $12.50      $14.16       $12.86      $15.68       $16.59      $12.50       $14.96      $16.60
Income from investment
 operations:
     Net investment income
     (deficit)                   0.32        0.49         0.48        0.47         0.46        0.24         0.31        0.32
   Net realized and
   unrealized gains (losses)
   on securities and foreign
   currency                      2.15       (0.89)        2.82        1.64         3.04        2.46         1.64        3.17
------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                      2.47       (0.40)        3.30        2.11         2.58        2.70         1.95        2.85
Less distributions:
 Dividends from net
   investment income            (0.32)      (0.49)       (0.48)      (0.48)       (0.23)      (0.24)       (0.31)      (0.17)
 Distributions from
   capital gains                (0.49)      (0.41)          --       (0.72)          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period                 $14.16      $12.86       $15.68      $16.59       $19.86      $14.96       $16.60      $19.92
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN+:                  19.65%      (2.64%)      26.00%      13.73%       21.18%      21.72%       13.01%      21.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period     $30,447     $31,150      $31,712     $32,082      $38,880      $2,125      $12,740     $21,147
Ratio of expenses to
 average net assets, after
 expense reimbursement++         1.59%*      1.60%        1.60%       1.60%        1.59%*      2.25%        2.25%       2.24%*
Ratio of expenses to
 average net assets, before
 expense reimbursement+          1.83%*      1.76%        1.76%       1.75%        1.72%*      7.08%*       3.19%       2.75%*
Ratio of net investment
 income (deficit) to
 average net assets, after
 expense reimbursement++         2.83%*      3.71%        3.29%       2.83%        2.56%*      2.59%*       2.29%       1.96%*
Ratio of net investment
 income (deficit) to
 average net assets, before
 expense reimbursement++         2.59%*      3.55%        3.12%       2.66%        2.43%*     (2.22%)*      1.32%       1.45%*
Portfolio turnover**           177.52%     125.51%      144.97%     166.84%                  144.97%      166.84%
Average commission rate
 paid**                           N/A         N/A      $0.0597     $0.0523                  $0.0520      $0.0582

                                           --------------------------------------------------------------------
                                                                       Portfolio C
                                           --------------------------------------------------------------------
                                           4/19/93         4/1/94         4/1/95         4/1/96         4/1/97
                                              TO             TO             TO             TO             TO
                                           3/31/94        3/31/95        3/31/96        3/31/97        9/30/97
---------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period       $12.50         $14.28         $13.03         $15.89         $17.05
Income from investment operations:
     Net investment income (deficit)         0.24           0.41           0.40           0.37           0.36
   Net realized and unrealized gains
   (losses) on securities and foreign
   currency                                  2.11          (0.89)          2.86           1.66           3.19
---------------------------------------------------------------------------------------------------------------
Total from investment operations             2.35          (0.48)          3.26           2.03           2.83
Less distributions:
 Dividends from net investment income       (0.24)         (0.41)         (0.40)         (0.37)         (0.18)
 Distributions from capital gains           (0.33)         (0.36)            --          (0.50)            --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $14.28         $13.03         $15.89         $17.05         $20.42
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN+:                              18.76%         (3.26%)        25.24%         12.91%         20.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                 $69,265        $61,792        $58,997        $62,143        $73,059
Ratio of expenses to average net assets,
 after expense reimbursement++               2.22%*         2.25%          2.25%          2.25%          2.24%*
Ratio of expenses to average net
 assets, before expense reimbursement+        2.23%*         2.29%          2.28%          2.29%          2.32%*
Ratio of net investment income
 (deficit) to average net assets,
 after expense reimbursement++               2.28%*         3.05%          2.64%          2.18%          1.92%*
Ratio of net investment income
 (deficit) to average net assets,
 before expense reimbursement++              2.27%*         3.01%          2.61%          2.11%          1.83%*
Portfolio turnover**                       177.52%        125.51%        144.97%        166.84%
Average commission rate paid**                N/A            N/A        $0.0523        $0.0520

*   Annualized
**  For corresponding Series of the Master Trust
+   Computations do not reflect the Portfolio's sales charges
++  Includes expenses allocated from Master Trust

BALANCED GROWTH FUND

INVESTMENT OBJECTIVE
A balance of long-term capital appreciation and current income.

INVESTMENT STRATEGY
The Fund's Investment Adviser actively manages a blended portfolio of equity and fixed income securities with an emphasis on the overall total return. For the equity portion, the Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It primarily uses computer intensive systematic disciplines to uncover "change at the margin" -- positive business developments that are not yet fully reflected in a company's stock price. The fixed income portion is actively managed to take advantage of current interest rates and bond market trends by varying the structure, duration and allocation of fixed income investments from various business sectors.

PRINCIPAL INVESTMENTS
Under normal conditions, the Fund allocates about 60% of its total assets (but no more than 70% and no less than 50%) to equity securities, with an emphasis on companies with market capitalizations in excess of $500 million, and about 40% of its total assets to debt securities issued by corporations and the U.S. Government and its agencies and instrumentalities. A portion of the Fund 's total assets (less than 35%) may be invested in debt securities rated below investment grade. The Fund may invest up to 20% of its total assets in securities of foreign issuers. The Fund may also use options as hedging techniques.

PORTFOLIO MANAGEMENT The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page __.

RISK FACTORS
As with any fund that invests in common stocks and debt obligations, the value of your investment will fluctuate with movements in the stock and bond markets. Equity securities in which the Fund invests may be more volatile than securities of larger, more established companies. The value of the Fund's debt securities will change as interest rates fluctuate: if rates go up, the value of debt securities go down; if rates go down, the value of debt securities go up. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities. Lower-rated securities in which the Fund invests are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. For further explanation, see "Risk Factors and Special Considerations" starting on page __.

--------------------------------------------------------------------------------

INVESTOR EXPENSES - CLASS A, B AND C SHARES
Investors pay various expenses, either directly or indirectly.

Actual expenses may be more or less than those shown.

                                                     --------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:                    Class A        Class B        Class C
                                                     --------------------------------------
Maximum sales charge on purchases
(as a percentage of offering price)                   5.25%          None           None
-------------------------------------------------------------------------------------------
Sales Charge on reinvested dividends                  None           None           None
-------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage
of original purchase price or redemption
proceeds, whichever is lower)                         None(1)        5.00%          1.00%
-------------------------------------------------------------------------------------------
Redemption fee                                        None           None           None
-------------------------------------------------------------------------------------------
Exchange fee                                          None           None           None
ANNUAL FUND OPERATING EXPENSES AS A
PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
Management fees                                       0.75%          0.75%          0.75%
-------------------------------------------------------------------------------------------
12b-1 expenses                                        0.25%          0.75%          0.75%
-------------------------------------------------------------------------------------------
Other expenses (after expense deferral)(2)            0.60%          0.75%          0.75%
-------------------------------------------------------------------------------------------
Total operating expenses (after expense
deferral)(2)                                          1.60%          2.25%          2.25%

-------------------------
(1) Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.

(2) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Fund. For Class A, B & C, Total operating expenses would have been 3.30%, 6.44% and 2.83% respectively, and Other expenses would have been .2.30%, 4.94% and 1.33% respectively, absent the deferral. See "Investment Adviser Compensation."

    Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                                                      ---------------------------------------------------
                                                      1 Year        3 Years        5 Years       10 Years
                                                      ---------------------------------------------------
CLASS A                                                 $68           $100           $135           $233
---------------------------------------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time period(1)
Assuming no redemption                                  $74           $103           $143           $258
                                                        $23            $70           $120           $258
---------------------------------------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time period(1)
Assuming no redemption                                  $33            $70           $120           $258
                                                        $23            $70           $120           $258

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

(1.) Assumes deduction of a contingent deferred sales charge and no exchange of Class B shares for Class A shares seven or more years after purchase.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ended September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1997, and by another independent auditor with respect to commencement of operation through March 31, 1995. Please read in conjunction with the Trust's 1997 Annual Report and 1997-98 Semi-Annual Report.

                               -----------------------------------------------------------------------------------------------
                                                     Portfolio A                                        Portfolio B
                               -----------------------------------------------------------------------------------------------
                              4/19/93      4/1/94       4/1/95      4/1/96       4/1/97     5/31/95       4/1/96      4/1/97
                                 TO          TO           TO          TO           TO          TO           TO          TO
                              3/31/94     3/31/95      3/31/96     3/31/97      9/30/97     3/31/96      3/31/97     9/30/97
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning
 of period                     $12.50      $13.52       $13.74      $16.16       $15.54      $12.50       $14.18      $14.88
Income from investment
 operations:
     Net investment income
     (deficit)                   0.15        0.21         0.34        0.32         0.23        0.12         0.17        0.10
   Net realized and
   unrealized gains (losses)
   on securities and foreign
   currency                      1.02        0.22         2.42        0.84         4.27        1.68         0.70        4.20
------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                      1.17        0.43         2.76        1.16         4.50        1.80         0.87        4.30
Less distributions:
 Dividends from net
   investment income            (0.15)      (0.21)       (0.34)      (0.32)       (0.11)      (0.12)       (0.17)      (0.05)
 Distributions from
   capital gains                   --          --           --       (1.46)          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period                 $13.52      $13.74       $16.16      $15.54       $19.92      $14.18       $14.88      $19.13
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN+:                  (9.35%)      3.22%       20.16%       6.74%       28.98%      14.45%        6.10%      28.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period      $6,446      $4,980       $5,902      $4,898       $6,230        $673       $2,133      $3,062
Ratio of expenses to
 average net assets, after
 expense reimbursement++         1.59%*      1.60%        1.60%       1.60%        1.61%*      2.25%*       2.25%       2.26%*
Ratio of Expenses to
 average net assets, before
 expense reimbursement+          3.28%*      2.78%        3.30%       3.00%        2.64%*     13.05%*       6.44%       4.63%*
Ratio of net investment
 income (deficit) to
 average net assets, after
 expense reimbursement++         1.30%*      1.44%        2.16%       1.87%        1.26%*      1.38%*       1.25%       0.63%*
Ratio of net investment
 income (deficit) to
 average net assets, before
 expense reimbursement++        (0.39%)*     0.26%        0.88%       0.73%        0.22%*     (8.86%)*     (2.67%)     (1.75%)*
Portfolio turnover**            85.43%     110.40%      197.19%     212.95%                  197.19%      212.95%
Average commission rate
 paid**                           N/A         N/A      $0.0594     $0.0586                  $0.0594      $0.0586

                                           --------------------------------------------------------------------
                                                                        Portfolio C
                                           --------------------------------------------------------------------
                                           4/19/93         4/1/94         4/1/95         4/1/96         4/1/97
                                              TO             TO             TO             TO             TO
                                           3/31/94        3/31/95        3/31/96        3/31/97        9/30/97
---------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period       $12.50         $13.54         $13.76         $16.20         $15.59
Income from investment operations:
     Net investment income (deficit)         0.08           0.11           0.24           0.21           0.11
   Net realized and unrealized gains
   (losses) on securities and
   foreign currency                          1.04           0.22           2.44           0.85           4.34
---------------------------------------------------------------------------------------------------------------
Total from investment operations             1.12           0.33           2.68           1.06           4.45
Less distributions:
 Dividends from net investment income       (0.08)         (0.11)         (0.24)         (0.21)         (0.60)
 Distributions from capital gains              --             --             --          (1.46)            --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $13.54         $13.76         $16.20         $15.59         $19.98
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN+:                               8.91%          2.47%         19.58%          6.05%         28.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                 $16,248        $16,470        $16,586        $16,990        $20,259
Ratio of expenses to average net assets,
 after expense reimbursement++               2.24%*         2.25%          2.25%          2.25%          2.77%*
Ratio of Expenses to average net
 assets, before expense reimbursement+        2.73%          2.60%          3.01%          2.83%          0.61%*
Ratio of net investment income
 (deficit) to average net assets,
 after expense reimbursement++               0.61%*         0.83%          1.53%          1.23%          0.10%*
Ratio of net investment income
 (deficit) to average net assets,
 before expense reimbursement++              0.12%*         0.48%          1.19%          0.91%
Portfolio turnover**                        85.43%        110.40%        197.19%        212.95%
Average commission rate paid**                N/A            N/A        $0.0594        $0.0586

*   Annualized
**  For corresponding Series of the Master Trust
+   Computations do not reflect the Portfolio's sales charges
++  Includes expenses allocated from Master Trust

FULLY DISCRETIONARY FUND

    INVESTMENT OBJECTIVE

    Seeks maximum total return.

    INVESTMENT STRATEGY
    The Fund's Investment Adviser seeks to outperform the total return of an index of either government/corporate investment grade debt or government/corporate/ mortgage investment grade debt over a full market cycle through an actively managed diversified portfolio of debt securities. When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. Investment philosophy emphasizes interest rate decisions and shifts among sectors of the bond market. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the Fund.

    PRINCIPAL INVESTMENTS
    Under normal conditions, the Fund invests at least 65% of its total assets in investment grade debt securities issued by U.S. and foreign corporations, U.S. and foreign governments, and their agencies and instrumentalities. These securities include bonds, notes, mortgage-backed and asset-backed securities with rates that are fixed, variable or floating. The Fund may invest up to 20% of its assets in debt securities rated below investment grade. For a description of these ratings, see "Corporate Bond Ratings" beginning on page _____. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques. The average portfolio duration of the Fund will range from two to eight years. The Fund may invest up to 30% of its total assets in securities payable in foreign currencies.

    PORTFOLIO MANAGEMENT
    The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page _____.

    RISK FACTORS
    As with any fund that invests in bonds, the value of the Fund's investments fluctuates in response to movements in interest rates. If interest rates go up, the value of bonds fall; if rates go down, the value of bonds rise. However, the Investment Adviser expects the Fund's fluctuations to be more moderate than those of a fund with a longer average duration. The lower-rated debt securities in which the Fund invests are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. To the extent the Fund invests in foreign securities, performance also depends upon changing currency values, different political and economic environments, and other overall economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page____.

-------------------------------------------------------------------------------

INVESTOR EXPENSES - CLASS A, B AND C SHARES
Investors pay various expenses, either directly or indirectly.

Actual expenses may be more or less than those shown.


SHAREHOLDER TRANSACTION EXPENSES:               CLASS A     CLASS B    CLASS C
                                                ------------------------------
Maximum sales charge on purchases
(as a percentage of offering price)           4.75%       None        None
--------------------------------------------------------------------------------
Sales Charge on reinvested dividends             None        None        None
--------------------------------------------------------------------------------
Deferred sales charge (as a percentage of
original purchase price or redemption
proceeds, whichever is lower)                    None(1)     5.00%       1.00%
--------------------------------------------------------------------------------
Redemption fee                                   None        None        None
--------------------------------------------------------------------------------
Exchange fee                                     None        None        None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
Management fees                                  0.45%       0.45%       0.45%
--------------------------------------------------------------------------------
12b-1 expenses                                   0.25%       0.50%       0.50%
--------------------------------------------------------------------------------
Other expenses (after expense deferral)(2)       0.25%       0.40%       0.40%
--------------------------------------------------------------------------------
Total operating expenses (after expense          0.95%       1.35%       1.35%
deferral)(2)


-------------------------
(1) Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.

(2) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Fund. For Class A,B & C, Total operating expenses are expected to be 7.73%, 8.38% and 5.03%, respectively, and Other expenses are expected to be 7.38%, 7.93% and 4.58% respectively, absent the deferral. See "Investment Adviser Compensation."

Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXAMPLE:
THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                                                1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------
CLASS A                                           $57       $77       $98       $155
--------------------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time period(1)      $66       $77       $98       $162
Assuming no redemption                            $14       $43       $74       $162
--------------------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time period(1)      $25       $70       $74       $162
Assuming no redemption                            $14       $43       $74       $162

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

(1) Assumes deduction of a contingent deferred sales charge and no exchange of Class B shares for Class A shares seven or more years after purchase.

HIGH YIELD BOND FUND

    INVESTMENT OBJECTIVE
    High level of current income and capital growth.

    INVESTMENT STRATEGY
    The Fund invests primarily in lower-rated debt securities commonly referred to as "junk bonds." When evaluating any bond, the Investment Adviser selects bonds based upon a combination of both "top-down" analysis of economic trends and "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the average yield to maturity of the Fund. The Investment Adviser believes it can lower the risks of investing in lower-rated debt through these professional management techniques and through diversification.

    PRINCIPAL INVESTMENTS
    Under normal conditions, the Fund allocates at least 65% of its total assets in lower-rated debt securities and convertible securities rated below investment grade. There is no limit on either the portfolio maturity or the acceptable rating of securities bought by the Fund. For a description of these ratings, see "Corporate Bond Ratings" beginning on page _____. Securities may bear rates that are fixed, variable or floating. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques.

    PORTFOLIO MANAGEMENT
    The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page _______.

    RISK FACTORS
    As with any fund that invests primarily in bonds, the value of the Fund's investments fluctuates in response to movements in interest rates. When rates go up, bond prices fall; when rates go down, bond prices rise. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities. Lower-rated securities, while usually offering higher yields, generally have more risk and volatility than higher-rated securities because of reduced creditworthiness and greater chance of default. Periods of high interest rates and recession may adversely affect the issuer's ability to pay interest and principal. To the extent the Fund invests in stocks, the value of those investments will fluctuate day to day with movements in the stock market as well as in response to the activities of individual companies. The companies in which the Fund invests may be more subject to volatile market movements than securities of larger, more established companies. To the extent the Fund invests in foreign securities, performance also depends on changes in foreign currency values different political and regulatory environments, and overall economic factors in the countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page _____.


INVESTOR EXPENSES - CLASS A, B AND C SHARES
Investors pay various expenses, either directly or indirectly.

Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:               CLASS A     CLASS B    CLASS C
                                                ------------------------------
Maximum sales charge on purchases (as a          5.25%       None       None
percentage of offering price)
------------------------------------------------------------------------------
Sales Charge on reinvested dividends             None        None       None
------------------------------------------------------------------------------
Deferred sales charge (as a percentage of
original purchase price or redemption
proceeds, whichever is lower)                    None(1)     5.00%      1.00%
------------------------------------------------------------------------------
Redemption fee                                   None        None       None
------------------------------------------------------------------------------
Exchange fee                                     None        None       None
ANNUAL FUND OPERATING EXPENSES AS A
PERCENTAGE OF AVERAGE NET ASSETS: (AFTER
EXPENSE DEFERRAL)
Management fees                                  0.75%       0.75%      0.75%
------------------------------------------------------------------------------
12b-1 expenses                                   0.25%       0.75%      0.75%
------------------------------------------------------------------------------
Other expenses (after expense deferral)(2)       0.60%       0.75%      0.75%
------------------------------------------------------------------------------
Total operating expenses (after expense          1.60%       2.25%      2.25%
deferral)(2)


--------------------------------
(1) Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.

(2) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Fund. For Class A,B & C, Total operating expenses are expected to be 2.25%, 2.85% and 2.85%, respectively, and Other expenses are expected to be 1.50%, 2.10% and 2.10% respectively, absent the deferral. See "Investment Adviser Compensation."

Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXAMPLE:
THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.


                                                        1 YEAR        3 YEARS
                                                        ---------------------
CLASS A                                                  $68           $100
-----------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time period(1)             $74           $103
Assuming no redemption                                   $23            $70
-----------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time period(1)             $33            $70
Assuming no redemption                                   $23            $70


This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

(1) Assumes deduction of a contingent deferred sales charge and no exchange of Class B shares for Class A shares seven or more years after purchase.

MONEY MARKET FUND

    INVESTMENT OBJECTIVE
    High current income consistent with preservation of capital and maintenance of liquidity.

    INVESTMENT STRATEGY
    The Fund's investment Adviser invests only in securities that mature in 397 days or less, and are rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organization, or in comparable unrated securities. The Fund maintains a dollar weighted portfolio average maturity of 90 days or less.

    PRINCIPAL INVESTMENTS
    The Fund invests in high-quality, short-term U.S. dollar denominated money market instruments that comply with the credit quality and diversification requirements of Rule 2a-7 under the Investment Company Act, which regulates money market funds. These include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances of certain domestic and foreign banks, and domestic savings and loan associations; commercial paper and other short-term corporate obligations; and repurchase agreements. Certain of the acceptable debt instruments may be credit-enhanced by a guaranty, letter of credit, or insurance.

    PORTFOLIO MANAGEMENT
    The Investment Adviser emphasizes a team approach to portfoliomanagement to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page _____.

    RISK FACTORS
    Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. Neither the Fund nor the Portfolio is insured or guaranteed by the U.S. Government. For further explanation, see "Risk Factors and Special Considerations" starting on page _____.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly.

Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases
(as a percentage of offering price)                                   None
-----------------------------------------------------------------------------
Sales Charge on reinvested dividends                                  None
-----------------------------------------------------------------------------
Deferred sales charge (as a percentage of original purchase
price or redemption proceeds, whichever is lower)                     None(1)
-----------------------------------------------------------------------------
Redemption fee                                                        None
-----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
Management fees(2)                                                    0.00%
-----------------------------------------------------------------------------
12b-1 expenses                                                        0.15%
-----------------------------------------------------------------------------
Other expenses (after expense deferral)(3)                            0.30%
-----------------------------------------------------------------------------
Total operating expenses (after expense deferral)(3)                  0.45%


------------------------
(1) Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.

(2) The management fee has been reduced to reflect waivers of the management fee. The maximum management fee is .25%.

(3) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Fund. Total operating expenses would have been 1.73%, and Other expenses would have been 1.58% , absent the deferral. See "Investment Adviser Compensation."

EXAMPLE:
THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

1 Year      3 Years      5 Years      10 Years
----------------------------------------------
  $3          $10          $17           $39

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ended September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1997, and by another independent auditor with respect to commencement of operation through March 31, 1995. Please read in conjunction with the Trust's 1997 Annual Report and 1997-98 Semi-Annual Report.


                                                           4/19/93        4/1/94         4/1/95         4/1/96         4/1/97
                                                              TO             TO             TO             TO             TO
                                                           3/31/94        3/31/95        3/31/96        3/31/97        9/30/97
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period                       $1.00          $1.00          $1.00          $1.00          $1.00
Income from investment operations:
    Net investment income (deficit)                         0.01           0.05           0.05           0.05           0.06
    Net realized and unrealized gains (losses)
    on securities and foreign currency                        --             --             --             --          (0.03)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            0.01           0.05           0.05           0.05           0.03
Less distributions:
 Dividends from net investment income                      (0.01)         (0.05)         (0.05)         (0.05)         (0.03)
 Distributions from capital gains                             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $1.00          $1.00          $1.00          $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN+:                                              1.72%          4.58%          5.47%          5.09%          2.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                    $48         $2,996         $3,129        $36,259        $39,504
Ratio of expenses to average net assets, after
expense reimbursement(++)                                   0.54%*         0.31%          0.45%          0.45%          0.45%*
Ratio of expenses to average net assets,before
expense reimbursement(+)                                  323.54%*         2.49%          5.78%          1.73%          1.18%*
Ratio of net investment income (deficit) to
average net assets, after expense reimbursement(++)         1.85%*         4.60%          5.35%          4.97%          5.15%*
Ratio of net investment income (deficit) to
average net assets, before expense reimbursement(++)     (320.85%)*        2.42%          2.77%          4.12%          4.42%*
Portfolio turnover(**)                                       N/A            N/A            N/A            N/A
Average commission rate paid(**)                             N/A            N/A            N/A            N/A


(*)  Annualized
(**) For corresponding Series of the Master Trust
(+)  Computations do not reflect the Portfolio's sales charges
(++) Includes expenses allocated from Master Trust

DISTRIBUTION OF SHARES

CHOOSING A PORTFOLIO

This prospectus offers A, B & C Classes. Each Class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial representative can help you decide. For actual past expense of A, B & C Classes, see the Fund Information earlier in this prospectus.

HOW SALES CHARGES ARE CALCULATED

CLASS A SHARES.  Sales charges are as follows:


ALL CLASS A SHARES EXCEPT FULLY DISCRETIONARY
------------------------------------------------------------------------------
                           AS A % OF        AS A % OF        DEALER COMMISSION
YOUR INVESTMENT            OFFERING         YOUR             AS % OF
                           PRICE            INVESTMENT       OFFERING PRICE
------------------------------------------------------------------------------
Up to $49,999              5.25%            5.54%            4.50%
$50,000 - $99,999          4.50%            4.71%            3.75%
$100,000 - $249,999        3.50%            3.63%            2.75%
$250,000 - $499,999        2.50%            2.56%            2.00%
$500,000 - $999,999        2.00%            2.04%            1.60%
$1,000,000 and over        (See below)      (See below)      (See below)


FULLY DISCRETIONARY
------------------------------------------------------------------------------
                           AS A % OF        AS A % OF        DEALER COMMISSION
YOUR INVESTMENT            OFFERING         YOUR             AS % OF
                           PRICE            INVESTMENT       OFFERING PRICE
------------------------------------------------------------------------------
Up to $49,999              4.75%            4.99%            4.00%
$50,000 - $99,999          4.00%            4.17%            3.25%
$100,000 - $249,999        3.50%            3.63%            2.75%
$250,000 - $499,999        2.50%            2.56%            2.00%
$500,000 - $999,999        2.00%            2.04%            1.60%
$1,000,000 and over        (See below)      (See below)      (See below)


Investments of $1 million or more of Class A Shares have no front-end sales charge. The Distributor pays a commission of 1% to financial institutions that initiate purchases of $1 million and more.

CLASS B SHARES
Class B shares are offered at their net asset value per share, without any initial sales charge. The Distributor pays to a commission of 4% (3% for the Fully Discretionary Fund) to financial institutions who initiate purchases. There is a contingent deferred sales charge (CDSC) on shares you sell within six years of buying them.

CLASS C SHARES
Class C Shares are offered at their net asset value per share without any The Distributor pays a 1% commission to financial institutions that initiate purchases.

MONEY MARKET FUND
Shares of the Money Market Fund are offered at their net asset value per share without any initial sales charge.

CONTINGENT DEFERRED SALES CHARGE
Shareholders may be subject to a CDSC upon redemption of their shares under the following conditions:

CLASS A SHARES
Shareholders who buy $1 million in shares without a sales charge and redeem within one full year of purchase may be charged a CDSC of 1% on shares redeemed.

CLASS B SHARES
YEARS AFTER PURCHASE                            CDSC ON SHARES
                                                BEING SOLD
1st year                                        5.00%
2nd year                                        4.00%
3rd or 4th years                                3.00%
5th year                                        2.00%
6th year                                        1.00%
After 6 years                                   None

CLASS C SHARES
Shareholders who redeem Class C shares within one full year of the purchase date may be charged a CDSC of 1%.

MONEY MARKET FUND
A CDSC may be charged on redemptions of shares purchased through an exchange of Class B or C shares of an investor who did not own the Class B shares for six full years or the Class C shares for one full year, whichever is applicable.

There is no CDSC imposed on shares acquired through reinvestment of dividends or capital gains.

The CDSC will be imposed on the lesser of the original purchase price or the net asset value of the redeemed shares at the time of redemption. CDSC calculations are based on the numbers of shares involved not the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that represent reinvested dividends/capital gains and then shares that satisfy the holding period. If there are not enough of these to meet your request, we will sell your shares on a first-in, first-out basis. Your financial institution may elect to waive some or all of the payment thereby reducing the otherwise applicable CDSC.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES.
There are several ways you can combine multiple purchases of shares of Class A Shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

- ACCUMULATION PRIVILEGE - lets you add the value of Class A Shares you and your immediate family already own to the amount of your next investment for purposes of calculating the sales charge.

- LETTER OF INTENT - lets you purchase Class A Shares over a 13 month period and receive the same sales charge as if all shares had been purchased at once.

- COMBINATION PRIVILEGE - lets you combine Class A Shares for purposes of reducing the sales charge.

TO UTILIZE: COMPLETE THE APPROPRIATE SECTION ON YOUR APPLICATION, OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR NICHOLAS-APPLEGATE MUTUAL FUNDS TO ADD THESE OPTIONS TO AN EXISTING ACCOUNT.

CDSC WAIVERS. In general, the CDSC may be waived on shares you sell for the following reasons:

-  make payments through certain systematic withdrawal plans

- qualifying distributions from qualified retirement plans and other employee benefit plans

- distributions from custodial accounts under section 403(b)(7) of the Internal Revenue Code as well as IRAs due to death, disability or attainment of age
59 1/2

TO UTILIZE: CONTACT YOUR FINANCIAL REPRESENTATIVE OR THE NICHOLAS-APPLEGATE MUTUAL FUNDS, OR CONSULT THE SAI (SEE THE BACK COVER OF THIS PROSPECTUS)

REINSTATEMENT PRIVILEGE. If you sell Class A Shares, you may invest some or all of the proceeds in the same Class within 90 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

TO UTILIZE: CONTACT YOUR FINANCIAL REPRESENTATIVE OR NICHOLAS-APPLEGATE MUTUAL FUNDS.

NET ASSET VALUE PURCHASES.  Class A Shares may be sold at net asset value to:

(1) current or retired directors, trustees, partners, officers and employees of the Trust, the Distributor, the Investment Adviser and its general partner, certain family members of the above persons, and trusts or plans primarily for such persons;

(2) current or retired registered representatives or full-time employees and their spouses and minor children and plans of such persons;

(3) former limited partners and participants of certain investment partnerships and pooled trusts previously managed by the Investment Adviser;

(4) investors who exchange their shares from an unaffiliated investment company which has a sales charge, so long as shares are purchased within 60 days of the redemption;

(5) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees;

(6) investment advisers and financial planners who place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

(7) employee-sponsored benefit plans in connection with purchases of Class A Shares made as a result of participant-directed exchanges between options in such a plan;

(8) "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the Distributor or another broker-dealer or financial institution with respect to sales of Class A Shares; and

(9) such other persons as are determined by the Board of Trustees (or by the Distributor pursuant to guidelines established by the Board) to have acquired shares under circumstances not involving any sales expense to the Trust or the Distributor.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Each Fund has adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act. Class B and C Shares may pay a fee to the Distributor in an amount computed at an annual rate of .75% of the average daily net assets to finance any activity which is principally intended to result in the sale of shares. Class A Shares may pay the Distributor a fee equal to .25% of the average daily net assets, and the Money Market Fund may pay up to .15% of the average daily net assets. The schedule of such fees and the basis upon which such fees will be paid will be determined from time to time by the Distributor.

Each of the Funds has entered into a Shareholder Services Agreement with the Distributor under which each Fund will reimburse the Distributor up to .25% of the average daily assets of each of the Portfolios to pay financial institutions for certain personal services for shareholders and for the maintenance of shareholder accounts.

In addition to the payments described above, the Distributor may also pay additional compensation to financial institutions in connection with selling shares of the Funds. Compensation may include financial assistance for conferences, shareholder services, computer software, training programs or promotional activities. The Distributor offers additional compensation to financial institutions that the Distributor expects will sell a significant amount of shares. Financial institutions may obtain more information by call
(800) 551-8045.

THE DISTRIBUTOR OF THE TRUST'S SHARES

Nicholas-Applegate Securities
600 West Broadway, 30th Floor
San Diego, California  92101

SIMPLIFIED ACCOUNT INFORMATION


                                                                    OPENING AN ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
                                            REGULAR INVESTMENT                                     RETIREMENT
  FOR THIS TYPE OF ACCOUNT           Regular                 For a Minor               Automatic                IRA, Rollover,
                                                             (UGMA/UTMA)               Investment                  SEP, etc.
----------------------------------------------------------------------------------------------------------------------------------
    This is the minimum              $2,000                     $250                      $50                        $250
     initial investment
----------------------------------------------------------------------------------------------------------------------------------
      Use this type of               New Account Form (Non-Retirement)                            IRA Application
        application
----------------------------------------------------------------------------------------------------------------------------------
   Before completing the       Each Fund offers a variety of features, which are described in the "Your Account" section of this
        application                         prospectus.  Please read this section before completing the application
----------------------------------------------------------------------------------------------------------------------------------
        Completing
      the application              If you need assistance, contact your financial representative, or call us (800) 551-8043.
----------------------------------------------------------------------------------------------------------------------------------
  If you are sending money   Mail application and send check, payable to: NICHOLAS-APPLEGATE MUTUAL FUNDS, PO BOX 8326, BOSTON, MA
          by CHECK                                 02266-8326.  The Trust WILL NOT accept third-party checks.
----------------------------------------------------------------------------------------------------------------------------------
                              Please read the bank wire or ACH section under the "Buying Shares" section below.  You will need to
  If you are sending money     obtain an account number with the Trust by sending a completed application to: NICHOLAS-APPLEGATE
    by BANK WIRE OR ACH       MUTUAL FUNDS, PO BOX 8326, BOSTON, MA  02266-8326.  To receive your account number, call either your financial representative or us at (800) 551-8043.



                                                                        BUYING SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                            REGULAR INVESTMENT                                      RETIREMENT
                                     Regular                 For a Minor               Automatic                 IRA, Rollover
                                                             (UGMA/UTMA)               Investment                  SEP, etc.
----------------------------------------------------------------------------------------------------------------------------------
    This is the minimum               $100                      $100                      $50                         $100
   subsequent investment
----------------------------------------------------------------------------------------------------------------------------------
                                         The Trust is open on days that the New York Stock Exchange is open.
 The price you will receive        All transactions received in good order before the market closes receive that day's price.
----------------------------------------------------------------------------------------------------------------------------------
 If you are sending money    Mail application and send check, payable to: NICHOLAS-APPLEGATE MUTUAL FUNDS, PO BOX 8326, BOSTON, MA
        by CHECK                                  02266-8326.  The Trust WILL NOT accept third-party checks.
----------------------------------------------------------------------------------------------------------------------------------
  If you are sending money                        Instruct your bank to wire the amount you wish to invest to:
      by BANK WIRE                                      STATE STREET BANK & TRUST CO. -- ABA #011000028
                                                                        DDA #9904-645-0
                                                              STATE STREET BOS, ATTN: MUTUAL FUNDS
                                   CREDIT: NICHOLAS-APPLEGATE [FUND NAME][SHARE CLASS], [YOUR NAME], [ACCOUNT NAME OR NUMBER]
----------------------------------------------------------------------------------------------------------------------------------
                             Call your bank to ensure (1) that your bank supports ACH, and (2) this feature is active on your bank
 If you are sending money    account.  To establish this option, either complete the appropriate sections when opening an account,
           by ACH             or contact your financial representative, or call us at (800) 551-8043 for further information.  To initiate an ACH purchase, call the Trust at (800) 551-8043.

                                                                SELLING OR REDEEMING SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                IN WRITING                                           BY PHONE
                                                                                 Selling shares by phone is a service option which
                                                                                   must be established on your account prior to
                                                                                making a request.. See the "Your Account" section,
                                 Certain requests may require a SIGNATURE        or contact your financial representative or call
                              GUARANTEE.  See that section below for further                   us at (800) 551-8043
                             information.  You may sell up to the full account               for further information.
   Things you should know      value, less any applicable sales charge.  The       The maximum amount which may be requested by
                                Trust may have additional requirements for       phone, regardless of account size, is $50,000.
                                redeeming shares.  Please call us for more        Amounts greater than that must be requested in
                                               information.                      writing.   If you wish to receive your monies by
                                                                                     bank wire, the minimum request is $5,000.
----------------------------------------------------------------------------------------------------------------------------------
                                  If you purchased shares through a financial representative or plan administrator/sponsor, you should call them regarding the most efficient way to sell shares.
                                   If you bought shares recently by check, they may not be available to be sold for up to
                                                         15 calendar days from the date of purchase.
                                         Sales by a corporation, trust or fiduciary may have special requirements.
                            Please call your financial representative, a plan administrator/sponsor or us for further information.
----------------------------------------------------------------------------------------------------------------------------------
     The price you will                      The Trust is open on days that the New York Stock Exchange is open.
          receive                  All transactions received in good order before the market closes receive that day's price.
----------------------------------------------------------------------------------------------------------------------------------
   If you want to receive
    your monies by CHECK
----------------------------------------------------------------------------------------------------------------------------------
   If you want to receive   Please put your request in writing, including: the
  your monies by BANK WIRE  name of the account owners, account number and the
                             Fund and share Class you are redeeming from, the     Either contact your financial representative or
                            share or dollar amount you wish to sell, signed by                       call us
                                all account owners.  Mail this request to:                      at (800) 551-8043.
                                     NICHOLAS-APPLEGATE MUTUAL FUNDS,             The proceeds will be sent to the existing bank
                                   PO BOX 8326, BOSTON, MA 02266 8326.                  wire address listed on the account.
                             The check will be sent to the existing bank wire
                                      address listed on the account.
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Either contact your financial representative or call us
   If you want to receive                                                                      at (800) 551-8043.
     your monies by ACH              Please call us at (800) 551-8043.          The proceeds will be sent to the existing ACH
                                                                              instructions on the account and will generally be
                                                                              received at your bank two business days after your
                                                                                              request is received.


                                                                      SIGNATURE GUARANTEE
----------------------------------------------------------------------------------------------------------------------------------
        A definition             A signature guarantee is required of a financial institution to verify the authenticity of an individual's signature.  It can usually be obtained from a broker, commercial or savings bank, or credit union.
----------------------------------------------------------------------------------------------------------------------------------
                                    A signature guarantee is needed when making a written request for the following reasons:
     When you need one                                 1. When selling more than $50,000 worth of shares;
                              2. When you want a check or bank wire sent to a name or address that is not currently listed on the account;
                               3. To sell shares from an account controlled by a corporation, partnership, trust or fiduciary; or
                                                    4. If your address was changed within the last 60 days.

                                                                      EXCHANGING SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                           REGULAR INVESTMENT                                      RETIREMENT
 FOR THIS TYPE OF ACCOUNT           Regular                 For a Minor          Automatic Investment     IRA, Rollover, SEP, etc.
                                                            (UGMA/UTMA)

    This is the minimum              $2,000                     $250                       $50                       $250
 exchange amount to open a
        new account
----------------------------------------------------------------------------------------------------------------------------------
    The price you will         The Trust is generally open on days that the New York Stock Exchange is open.  All transactions
         receive                           received in good order before the market closes receive that day's price
----------------------------------------------------------------------------------------------------------------------------------
 Things you should know      The exchange must be to a portfolio in the same series in an account with the same registration.  If opening an account as part of an exchange, you must obtain and read the prospectus.  If you intend to keep money in the Fund you are exchanging from, make sure that you leave an amount equal to or greater than the Fund's minimum account size (see the "Opening an Account" section).
                                    To protect other investors, the Trust may limit the number of exchanges you can make.
----------------------------------------------------------------------------------------------------------------------------------
    How to request an        Either contact your financial representative, or call us at (800) 551-8043.  The Trust will accept a
    exchange by PHONE                   request by phone if this feature was previously established on your account.
                                                   See the "Your Account" section for further information.
----------------------------------------------------------------------------------------------------------------------------------
    How to request an       Put your exchange request in writing, including: the name on the account, the name of the Fund and the
     exchange by MAIL       account number you are exchanging from, the shares or dollar amount you wish to exchange, and the Fund you wish to exchange to.  Mail this request to: PO BOX 8326, BOSTON, MA  02266-8326.

YOUR ACCOUNT

    TRANSACTION POLICIES

    VALUATION OF SHARES. The net asset value per share (NAV) for the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) by dividing the Class' net assets by the number of its shares outstanding.

    BUY AND SELL PRICES. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

    EXECUTION OF REQUESTS. Each Fund is open on the days the New York stock Exchange is open, usually Monday-Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent or another agent designated by the Trust.

    At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing. Each Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Trust reserves the right to cancel any buy request if payment is not received within three days.

    In unusual circumstances, any Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

    TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Trust will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, your Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.

    EXCHANGES. You may exchange shares of any Class for shares of the same Class (A, B, or C) of any other Fund, generally without paying any additional sales charges. You may also exchange shares of any Fund for shares of the Money Market Portfolio. Class C shares purchased through an exchange from a like Class will continue to age from the original date and will retain the same CDSC rate as they had before the exchange. The holding period of Money Market Fund shares purchased through an exchange from Class B or C shares is excluded from the calculation of the holding period on Class B and C shares.

    To protect the interests of other investors in a Fund, the Trust may cancel the exchange privileges of any parties that, in the opinion of the Investment Adviser, are using market timing strategies that adversely affect the Fund. Guidelines for exchanges are available from the Distributor upon request. A Fund may also refuse any exchange order.

    CERTIFICATED SHARES. Most shares are electronically recorded. If you wish to have certificates for your shares, please write to the transfer agent. Certificated shares can only be sold by returning the certificates to the transfer agent, along with a letter of instruction or a stock power and a signature guarantee.

    SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

    SHAREHOLDER INQUIRIES. Shareholder inquiries should be addressed to the Trust, c/o the Trust's transfer agent,

    State Street Bank and Trust Company
    Attention:  Nicholas-Applegate Mutual Funds
    P.O. Box 8326
    Boston, MA  02266-8326

    Telephone inquiries can be made by calling 1-800-551-8043 or, from outside the U.S., 1-617-774-5000 (collect).


    FEATURES AND ACCOUNT POLICIES

    The services referred to in this section may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the transfer agent at the address and telephone number provided above.

    RETIREMENT PLANS. You may invest in each Fund through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

    ACCOUNT STATEMENTS. In general, you will receive account statements as follows:

    -    After every transaction that affects your account balance.
    -    After any changes of name or address of the registered owner(s).
    -    In all other circumstances, every quarter.

    Every year you will also receive an applicable tax information statement, mailed by January 31.

    DIVIDENDS. The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends as follows:

    Annually                           Quarterly           Monthly
    --------                           ---------           -------
    International Core Growth          Balanced Growth     Fully Discretionary
    Worldwide Growth                   Income & Growth     High Yield Bond
    International Small Cap                                Money Market
    Emerging Countries
    Large Cap Growth
    Core Growth
    Value
    Emerging Growth


    DIVIDEND REINVESTMENTS. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you.

    TAXABILITY OF DIVIDENDS. As long as a Fund meets the requirements for being a tax-qualified regulated investment company, which each Fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

    Consequently, dividends you receive from a Fund whether reinvested or taken as cash, are generally considered taxable. Dividends from a Fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

    Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

    The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

    TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

    SMALL ACCOUNTS (NON-RETIREMENT ONLY). If you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

    AUTOMATIC WITHDRAWALS. You may make automatic withdrawals from a Fund of $50 or more on a monthly or quarterly basis if you have an account of $5,000 or more in the Fund. Withdrawal proceeds will normally be received prior to the end of the month or quarter. See the account application for further information.

    AUTOMATIC INVESTMENT PLAN. You may make regular monthly or quarterly investments in Class A, B and C Shares of each Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Transfer Agent at 1-800-551-8043.

    CROSS-REINVESTMENT. You may cross-reinvest dividends or dividends and capital gains distributions paid by one Fund into Class A, B and C Shares of another Fund, subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

ORGANIZATION AND MANAGEMENT


    INVESTMENT ADVISER COMPENSATION

    Each Fund pays the Investment Adviser a fee pursuant to an investment advisory agreement. The Emerging Countries Fund pays an advisory fee at the annual rate of 1.25% of the Fund's net assets. The Worldwide, International Growth and International Small Cap Funds each pay an advisory fee at the annual rate of 1.00% on the first $500 million of each Fund's net assets, .90% on the next 500 million of each Fund's net assets, and .85% on net assets on each Fund in excess of $1 billion. The Fully Discretionary Fund pays at the annual rate of 0.45% of the first $500 million of the Fund's average net assets, 0.40% of the next $250 million of net assets, and 0.35% of net assets in excess of $750 million. The High Yield Bond Fund pays at the annual rate of 0.60% of the Fund's net assets. The Emerging Growth Fund pays at the annual rate of 1.00% of the Fund's net assets. The Large Cap Growth, Core Growth, Value, Income & Growth, and Balanced Growth Funds each pay at the annual rate of 0.75% of the first $500 million of the Fund's net assets, 0.675% of the next $500 million of net assets, and 0.65% of net assets in excess of $1 billion.

    The Investment Adviser has agreed to waive or defer its management fees payable by the Funds, and to absorb other operating expenses of the Funds and the Portfolios, so that the expenses for the Portfolio will not exceed the following expense ratios on an annual basis through March 31, 1998:
    Worldwide Growth Class A, B & C - 1.85%, 2.50%, and 2.50%; International Small Cap Growth Class A, B & C - 1.95%, 2.60% and 2.60%; Emerging Countries - Class A, B & C - 2.25%, 2.90% and 2.90%; International Core Growth Class A, B & C - 1.95%, 2.60% and 2.60%; Income & Growth, Balanced Growth, Large Cap, Value and Core Growth Class A, B & C - 1.60%, 2.25% and 2.25%; Emerging Growth Class A, B & C - 1.95%, 2.60% and 2.60%; Fully Discretionary Class A, B & C - 0.95%, 1.35% and 1.35%; Money Market Fund - 1.10%; Value Fund - _____%; and High Yield Bond Fund - ________%. Each Portfolio will reimburse the Investment Adviser for fees deferred or other expenses paid pursuant to this Agreement in later years in which operating expenses for the Fund are less than the percentage limitation set forth above for any such year.

    ADMINISTRATOR COMPENSATION

    The Funds pay administrative fees for administrative personnel and services (including certain legal and financial reporting services). Each Fund pays Nicholas-Applegate Capital Management an annual fee of .10% of net assets. Each Fund pays Investment Company Administration Corporation
    (ICAC) an annual fee.

    DISTRIBUTOR:

    Nicholas-Applegate Securities
    600 West Broadway, 30th Floor
    San Diego, California  92101
    (800) 551-8045

    PORTFOLIO TRADES

    The Investment Adviser is responsible for the Funds' portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that sell shares of the Fund or that provide research services to the Fund, but only when the Investment Adviser believes no other firm offers a better combination of quality execution (i.e. timeliness and completeness) and favorable price. The Investment Adviser expects high annual portfolio turnover up to 200%. This is generally higher than other funds and will result in the Funds incurring higher brokerage costs.

    INVESTMENT OBJECTIVE

    Each Fund's investment objective is fundamental and may only be changed with shareholder approval.

    The fundamental limitations are described in the Statement of Additional Information. All other changes may be made by the Board of Trustees without shareholder approval.

    DIVERSIFICATION

    All the Funds are diversified.

PORTFOLIO TEAMS

EQUITY MANAGEMENT - INTERNATIONAL/GLOBAL

CATHERINE SOMHEGYI, PARTNER
Chief Investment Officer - Global Equity Management
Joined firm in 1987; prior investment management experience with
    Professional Asset Securities, Inc. and Pacific Century Advisers
M.B.A. and B.S. - University of Southern California
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, EMERGING COUNTRIES, AND EMERGING GROWTH

LARRY SPEIDELL, PARTNER, CFA
Director of Global/Systematic Portfolio Management and Research
Joined firm in 1994; 23 years prior investment management experience with
    Batterymarch Financial Management and Putnam Management Company
M.B.A. - Harvard University; B.E. - Yale University
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, EMERGING COUNTRIES, AND VALUE

JOHN J. KANE, PARTNER
Portfolio Manager - U.S. Systematic
Joined firm in 1994; 25 years prior investment management/economics experience with ARCO Investment Management Company and General Electric Company
M.A. and B.A. - Columbia University; M.B.A. - University of California, Los
    Angeles
WORLDWIDE GROWTH, AND VALUE

AARON HARRIS
Portfolio Manager - Emerging Countries
Joined firm in 1995; 1 year prior investment management experience at Chemical
    Bank
B.A. - Princeton University
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP, AND
    EMERGING COUNTRIES

PEDRO V. MARCAL
Portfolio Manager - Emerging Countries
Joined firm in 1994; 5 years prior investment management experience with A.B.
    Laffer, V.A. Canto & Associates, and A-Mark Precious Metals
B.A. - University of California, San Diego
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP, AND
    EMERGING COUNTRIES

ESWAR MENON
Portfolio Manager - Emerging Countries
Joined firm in 1995; 5 years prior investment management experience with
    Koeneman Capital Management and Integrated Device Technology
M.B.A., summa cum laude - University of Chicago;
    M.S. - University of California, Santa Barbara;
    B.S. - Indian Institute of Technology, Madras
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP, AND
    EMERGING COUNTRIES

LORETTA J. MORRIS
Portfolio Manager - International
Joined firm in 1990; 10 years prior investment management experience with
    Collins Associates
Attended California State University, Long Beach;
    CFA Level II candidate
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, AND INTERNATIONAL SMALL CAP GROWTH

ALEX MUROMCEW
Portfolio Manager - International
Joined firm in 1996; 6 years prior investment management experience with Jardine
    Fleming Securities (Japan); Emerging Markets Investors Corporation; Teton Partners LP
M.B.A. - Stanford University; B.A. - Dartmouth College
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, AND INTERNATIONAL SMALL CAP GROWTH

ERNESTO RAMOS, PH.D.
Portfolio Manager - International
Joined firm in 1994; 14 years prior investment management and quantitative research experience with Batterymarch Financial Management; Bolt Beranek & Newman Inc.; and Harvard University
Ph.D. - Harvard University; B.S. - Massachusetts Institute of Technology WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, AND EMERGING COUNTRIES

MELISA A. GRIGOLITE
Portfolio Manager
Joined firm in 1991; prior experience with SGPA Architecture and Planning M.S. - San Diego State University; B.S. Southwest Missouri State University WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, AND INTERNATIONAL SMALL CAP

JOHN TRIBOLET
Investment Analyst
Joined firm in 1997; 5 years prior experience with Kemper Securities, Inc. and
    PaineWebber
M.B.A. - University of Chicago; B.A. - Columbia University
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, AND INTERNATIONAL SMALL CAP

JESSICA HILINSKI
Assistant Portfolio Manager
Joined firm in 1996; 3 years prior experience in Eaton Vance Management and
    Union Capital Advisors
Attended University of Pennsylvania
EMERGING COUNTRIES

AYLIN UCKUNKAYA
Investment Analyst
Joined firm in 1997; 4 years investment management experience with Global
    Securities
B.A. Istanbul University
EMERGING COUNTRIES

JON BORCHARDT
Portfolio Manager
Joined firm in 1994; 5 years prior investment management experience with Union
    Bank
B.S. University of San Francisco
EMERGING COUNTRIES

EQUITY MANAGEMENT - U.S.

JOHN C. MARSHALL, JR., PARTNER
Chief Investment Officer - Institutional Equity Management
Joined firm in 1989; 8 years prior investment management experience with Pacific
    Century Advisers; San Diego Trust & Savings Bank; Howard, Weill, Labouisse, Fredrichs Inc.
M.B.A. and B.B.A. - Southern Methodist University
CORE GROWTH, AND LARGE CAP GROWTH

CATHERINE SOMHEGYI, PARTNER
Chief Investment Officer - Global Equity Management
Joined firm in 1987
M.B.A. and B.S. - University of Southern California
EMERGING GROWTH, BALANCED GROWTH, AND INCOME & GROWTH

THOMAS BLEAKLEY
Portfolio Manager
Joined firm in 1995; 3 years prior investment management experience with
    Twentieth Century Investors and Dell Computer Corporation
M.B.A. - University of Texas - Boston University
EMERGING GROWTH

SANDRA DURN
Portfolio Manager
Joined firm in 1994; prior experience at Science Solutions, Inc. and San Diego
    State University Economics Department (instructor)
M.A. - San Diego State University; B.A. - University of Maryland
INCOME & GROWTH

ANDREW B. GALLAGHER
Portfolio Manager
Joined firm in 1992; 7 years prior investment management experience with Pacific
    Century Advisors and Sentinel Asset Management
M.B.A. - San Diego State University; B.A. - University of California, Irvine CORE GROWTH, AND LARGE CAP GROWTH

RONALD J. KRYSTYNIAK CFA
Portfolio Manager
Joined firm in 1996; 7 years prior investment management experience with Pilgrim
    Baxter & Associates and Peterson Consulting & Company
B.S. - Syracuse University
EMERGING GROWTH

MAREN LINDSTROM
Portfolio Manager
Joined firm in 1994; 5 years prior investment management experience with Societe
    Generale; Banque D'Orsay; and Prudential Asset Management
M.B.A. - University of California, Los Angeles;
    B.A. - University of Michigan
CORE GROWTH, INCOME & GROWTH

JOHN C. MCCRAW
Portfolio Manager
Joined firm in 1992; prior investment management experience with Nations Bank M.B.A. - University of California, Irvine;
    B.A. - Flagler College
EMERGING GROWTH

STAN ROGERS
Portfolio Manager
Joined firm in 1997; 7 years prior investment management experience with
    Tennessee Consolidated Retirement System
B.A. - The University of the South
INCOME & GROWTH

THOMAS J. SULLIVAN
Portfolio Manager
Joined firm in 1994; 2 years prior investment experience with Donaldson, Lufkin
    & Jenrette Securities Corp.
B.S. - Rochester Institute of Technology
CORE GROWTH

FIXED INCOME

FRED S. ROBERTSON, III, PARTNER
Chief Investment Officer -  Fixed Income
Joined firm in 1995; 22 years prior investment management experience with
    Criterion Investment Management Company and DuPont Chemical Pension Fund M.B.A. - College of William and Mary; B.S. - Cornell University
BALANCED GROWTH, AND FULLY DISCRETIONARY

JAMES E. KELLERMAN, PARTNER
Portfolio Manager
Joined firm in 1995; 20 years prior investment management experience with Criterion Investment Management Company and Brown Brothers Harriman and Equitable Life Insurance
M.B.A. - St. John's University; B.B.A. - Susquehanna University
BALANCED GROWTH, AND FULLY DISCRETIONARY

CLAUDIA BENGSTON
Portfolio Manager
Joined firm in 1995; 18 years prior investment experience with Criterion
    Investment Management Company and Gibralter Savings
B.S. - University of Oklahoma
MONEY MARKET

MALCOM S. DAY, CFA
Portfolio Manager
Joined firm in 1995; 3 years prior investment management experience with Payden
    & Rygel
M.B.A. - University of California, Los Angeles;
    B.S. - Northern University
BALANCED GROWTH, AND FULLY DISCRETIONARY

DOUGLAS FORSYTH, CFA
Portfolio Manager
Joined firm in 1994; 3 years prior investment management experience with AEGON
    USA
B.B.A. - University of Iowa
HIGH YIELD BOND

JAN FRIEDLI
Portfolio Manager
Joined firm in 1997; 7 years prior investment management experience with Stone
    Capital Management, PIMCO, and the Vanguard Group, Inc.
M.B.A. - University of Chicago, B.S. - Villanova University
HIGH YIELD BOND

SUSAN MALONE
Portfolio Manager
Joined firm in 1996; 7 years prior investment management experience with BEA
    Associates
M.B.A. - New York University; B.S. - Carnegie Mellon University
BALANCED GROWTH

ASHVIN SYAL, CFA
Portfolio Manager
Joined firm in 1996; Six years prior investment management experience with
    Payden & Rygel
M.B.A. - University of California, Los Angeles;
    M.M.S. and B.S. - University of Bombay
FULLY DISCRETIONARY

RISK FACTORS AND SPECIAL CONSIDERATIONS

MUTUAL FUND CONSIDERATIONS IN GENERAL

Prospective investors should know that any mutual fund investment is subject to market fluctuations and other risks inherent in investing in securities. There can be no assurance that your investment will increase in value. The value of your investment will go up and down depending upon market forces and you may not recoup your original investment. You should consider an investment in any of the Funds a long-term investment.

DERIVATIVE CONTRACTS AND SECURITIES CONSIDERATIONS

The term "derivative" traditionally applies to certain contracts that "derive" their value from changes in the value of underlying securities, currencies, commodities or indices. Investors refer to certain types of securities that incorporate the performance characteristics of these contracts as derivatives. Derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These include swap agreements, options, futures, and convertible securities. The Trust seeks to use derivative contracts and securities to reduce a Fund's volatility and increase its total performance. While the price reaction of certain derivatives to market changes may differ from traditional investments such as stocks and bonds, derivatives do not necessarily present greater market risks than traditional investments. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. The Funds will only use derivatives in manner consistent with their investment objectives, policies and limitations.

GLOBAL INVESTING CONSIDERATIONS

CURRENCY FLUCTUATIONS. Because the assets in each Funds may be invested in instruments issued by foreign companies, the principal, income and sales proceeds may be paid to the Funds in local foreign currencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of the Funds. The value of a foreign security generally tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to
increase when the value of the dollar falls against such currency.   The Funds
may incur costs in connection with conversions between currencies.

SOCIAL, POLITICAL AND ECONOMIC FACTORS. The economies of many of the countries where the Funds may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. Such instability may result from, among other things, the following: authoritarian governments; popular unrest associated with demands for improved political, economic and social conditions; internal insurgencies and terrorist activities; hostile relations with neighboring countries; and drug trafficking. This instability might impair the financial conditions of issuers or disrupt the financial markets in which the Funds invest.

The economies of foreign countries may differ favorably or unfavorably and significantly from the economy of the United States in such respects as the rate of growth of gross domestic product, rate of inflation, currency depreciation, savings rates, fiscal balances, and balance of payments positions. Governments of many foreign countries continue to exercise substantial control over private enterprise and own or control many companies. Government actions could have a significant impact on economic conditions in certain countries which could affect the value of the securities of the Funds. For example, a foreign country could nationalize an entire industry. In such a case, the Funds may not be fairly compensated for their losses and might lose their entire investment in the country involved.

The economies of certain foreign countries are heavily dependent upon international trade and accordingly are affected by protective trade barriers and the economic conditions of their trading partners. The enactment by the United States or other principal trading partners of protectionist legislation could have a significant adverse effect on the securities markets of these countries. Some foreign countries (mostly in Africa and Latin America) are large debtors of commercial banks, foreign governments, and supranational organizations. These obligations, as well as future restructurings of debt, may affect the economic performance and political and social stability of these countries.

For example, Hong Kong transferred its sovereignty from Great Britain to the People's Republic of China in 1997. China has espoused policies antagonistic to free enterprise capitalism and democracy. There can be no assurance that China will continue to protect property rights in Hong Kong after 1997, although China has moved toward free enterprise, and has established stock exchanges of its own.

INFLATION. Certain foreign countries, especially many emerging countries, have experienced substantial, and in some periods extremely high and volatile, rates
of inflation.   Rapid fluctuations in inflation rates and wage and price
controls may continue to have unpredictable effects on the economies, companies and securities markets of these countries.

MARKET CHARACTERISTICS
DIFFERENCES IN SECURITIES MARKETS. The securities markets in foreign countries have substantially less trading volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States. Some of the stock exchanges in foreign countries, to the extent that established markets exist, are in the earlier stages of their development. The limited liquidity of certain securities markets may affect the ability of each Fund to buy and sell securities at the desired price and time. In addition, the securities markets of some foreign countries are susceptible to being influenced by large investors trading significant blocks of stocks.

Trading practices in certain foreign countries are also significantly different from those in the United States. Local commercial, corporation and securities laws govern the sale and resale of securities, and certain restrictions may apply. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or could result in a Fund being unable to sell a security in a falling market.

CUSTODIAL AND REGISTRATION PROCEDURES. Systems for the registration and transfer of securities in foreign markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain. For example, the share registrar may require a shareholder to travel to that country to present required documentation before buying or selling securities. In some instances, there may be no requirements to maintain back-up shareholder records. Failure by the share registrar to properly maintain shareholder records, protect the same against fire or computer virus, or carry adequate insurance against such occurrences, potentially could result in a loss of a Fund's investment in those securities.

GOVERNMENT SUPERVISION OF SECURITIES MARKETS. Disclosure and regulatory standards in many foreign countries are in many respects less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in foreign countries than in the United States, and enforcement of existing regulations may be extremely limited.

FINANCIAL INFORMATION AND REPORTING STANDARDS. Issuers in foreign countries are generally subject to accounting, auditing, and financial standards and requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.

LOWER RATED SECURITIES
CONSIDERATIONS

These securities usually offer higher yields than higher rated securities but are also subject to more risk than higher rated securities. Lower-rated or unrated debt obligations are more likely to react to developments affecting market and credit risks that are more high-rated securities, which react primarily to movements in the past level of interest rates. In the past, economic downturns or increases in interest rates caused a higher incidence of default by issuers of lower-rated securities.

In some cases, such obligations may be highly speculative, and may have poor prospects for reaching investment grade. To the extent the issuer defaults, the Fund may incur additional expenses in order to enforce its rights or to participate in a restructuring of the obligation. In addition, the prices of lower-rated securities generally tend to be more volatile and the market less liquid than those of higher-rated securities. Consequently, the Funds may at times experience difficulty in liquidating their investments at the desired times and prices.

THE FUNDS' INVESTMENTS

EQUITY SECURITIES. Equity securities include common stocks, convertible securities and warrants. The Funds may invest in growth companies, cyclical companies, companies with smaller market capitalizations, or companies believed to be undergoing a basic change in operations or markets. Although equity securities have a history of long-term growth in value, their prices rise and fall as a result of changes in the company's financial condition as well as movements in the overall securities markets.

SMALLER ISSUERS. Smaller and medium sized issuers may be less seasoned, have more limited product lines, markets, financial resources and management depth, and be more susceptible to adverse market conditions than larger issuers. As a result, the securities of such smaller issuers may be less actively traded than those of larger issuers and may also experience greater market volatility.

CONVERTIBLE SECURITIES. A convertible security is a fixed income equity security that may be converted into a prescribed amount of common stock at a specified formula. A convertible security entitles the owner to receive interest until the security matures or is converted. Convertibles have several unique investment characteristics such as: (a) higher yields than common stocks but lower yields than straight debt securities; (b) lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics; and (c) potential for capital appreciation if the market price of the underlying security increases.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity (market risk). When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Debt obligations carry a rating of at least BAA from Moody's or BBB from Standard and Poor's, or a comparable rating from another rating agency or, if not rated by an agency, determined by the Investment Adviser to be of comparable quality. Bonds rated BBB or Baa may have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds. For a further explanation of these ratings, see the Statement of Additional Information.

U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities such as U.S. Treasury bills, notes, bonds, and certificates issued by the Government National Mortgage Association (GNMA) are supported by the full faith and credit of the United States. Other U.S. Government securities, such as securities issued by the Federal National Mortgage Association (FNMA) and the Federal Home Loan Bank Board, are supported by the right of the issuer to borrow from the U.S. Treasury. Still others, such as the Student Loan Marketing Association, are supported only by the credit of the issuer. U.S. Government securities may include zero coupon securities that are issued or purchased at a significant discount from face value.

ZERO COUPON SECURITIES. The Income & Growth and Balanced Growth Funds may invest up to 35% of their net assets in zero coupon securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities. These securities are sold at a substantial discount from face value and redeemed at face value at their maturity date without interim payments of principal and interest. They may be subject to greater volatility than other securities. In addition, because income is accrued on a current basis, a Fund may have to sell other portfolio securities to make necessary income distributions.

MORTGAGE-RELATED SECURITIES. Collateralized Mortgage Obligations (CMO's) are debt obligations collateralized by a pool of mortgage loans or mortgage passes-through securities. Typically CMOs are collateralized by certificates issued or guaranteed by the U.S. Government, its agencies or instrumentalities, such as GNMA. GNMA certificates are mortgaged-backed securities representing part ownership of a pool of mortgage loans, which are issued by lenders such as mortgage bankers, commercial banks, and savings associations, and are either insured by the Federal Housing Administration or the Veterans Administration.

ASSET BACKED SECURITIES. The non-mortgage-related asset-backed securities in which the High Yield Bond, Strategic Income, Short-Intermediate and Fully Discretionary Funds invest include, but are not limited to, interests in pools of receivables, such as credit card and accounts receivables and motor vehicle and other installment purchase obligations and leases. Interests in these pools are not backed by the U.S. Government and may or may not be secured.

The credit characteristic of asset-backed securities differs in a number of respects from that of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities

SOVEREIGN DEBT SECURITIES. The sovereign debt in which the Funds may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities.

BRADY BONDS. Brady bonds represent a type of sovereign debt known as Brady Bonds. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Costa Rica, Dominican Republic, Mexico, Philippines, Uruguay and Venezuela, and may be issued by other emerging countries.

INVESTMENT COMPANY SECURITIES. Each Fund may invest up to 10% of its total assets in the shares of other investment companies. The Funds may invest in money market mutual funds in connection with the management of their daily cash positions. The Funds may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as the Funds. In addition to the advisory and operational fees each Fund bears directly in connection with its own operation, the Funds would also bear their pro rata portions of each other investment company's advisory and operational expenses.

ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in securities that are considered illiquid. An illiquid investment is generally an investment that is not registered in the under U.S. securities laws, or cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund values it. Limitations on resale may adversely affect the marketability of illiquid securities and the Fund may not be able to dispose of these securities at the desired time and price. A Fund may bear additional expenses if it has to register these securities under U.S. securities laws before being resold.

TEMPORARY INVESTMENTS. The Funds may from time to time on a temporary basis to maintain liquidity or when the Investment Adviser determines that the market conditions call for a temporary defensive posture, invest all of their assets in short-term instruments. These temporary investments include: notes issued or guaranteed by the U.S. government, its agencies or instrumentalities; commercial paper rated in the highest two rating categories; certificates of deposit; repurchase agreements and other high grade corporate debt securities.

THE FUNDS' INVESTMENT TECHNIQUES

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements that is the purchase by the Fund of a security that seller has agreed to buy back, usually within one to seven days. The seller's promise to repurchase the security is fully collateralized by securities equal in value to 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Funds enter into these agreements only with brokers, dealers, or banks that meet credit quality standards established by the Board of Trustees.

SECURITIES SWAPS. Securities swaps represent a technique primarily used to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.

SHORT SALES. A "short sale" is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at lower price than at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. A short sale can be covered or uncovered. In a covered short sale, the Fund either (1) borrows and sells securities it already owns (also known as a short sale "against the box"), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the difference between the market value of the securities and the short sale price. Use of uncovered short sales is a speculative investment technique and has potentially unlimited risk. Accordingly, a Fund will not make uncovered short sales in an amount exceeding the lesser of 2% of the Fund's net assets or 2% of the securities of such class of the issuer. The Board of Trustees has determined that no Fund will make short sales if to do so would create liabilities or require collateral deposits of more than 25% of the Fund's total assets.

WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS. Each Fund may purchase or sell securities for delivery at a future date, generally 15 to 45 days after the commitment is made. The other party's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. A Fund may not purchase when-issued securities or enter into firm commitments if, as a result, more than 15% of the Fund's net assets would be segregated to cover such securities.

BORROWING. Each Fund may borrow up to 20% of its total assets for temporary, extraordinary or emergency purposes. Each Fund may also borrow money through reverse repurchase agreements, uncovered short sales, and other techniques. All borrowings by a Fund cannot exceed one-third of a Fund's total assets. As a consequence of borrowing, a Fund will incur obligations to pay interest, resulting in an increase in expenses.

SECURITIES LENDING. Each Fund may lend securities to financial institutions such as banks, broker/dealers and other recognized institutional investors in amounts up to 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities, letters of credit or any combination thereof. The

Fund might experience loss if the financial institution defaults on the loan.

FOREIGN CURRENCY TRANSACTIONS. Each Fund investing in foreign securities may enter in to foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions. Each Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to a Fund.

OPTIONS. Certain Funds may deal in options on securities, securities indices and foreign currencies. The Funds may use options to manage stock prices, interest rate and currency risks. A Fund may not purchase or sell options if
more than 25% of its net assets would be hedged.   The Funds may also write
covered call options and secured put options to seek to generate income or lock in gains on up to 25% of their net assets.

FUTURES AND OPTIONS ON FUTURES. Certain Funds may enter into futures contracts, or options thereon, involving foreign currency, interest rates, securities, and securities indices, for hedging purposes only. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. As a general rule, no Fund will purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS. When a Fund uses options, futures and options on futures as hedging devices, there is a risk that the prices of the hedging vehicles may not correlate perfectly with the prices of the securities in the portfolio. This may cause the futures contract and any related options to react differently than the Fund's portfolio securities to market changes. In addition, the Investment Adviser could be incorrect in its expectations about the direction or the extent of market movements. In these events, a Fund could lose money on the futures contracts or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Investment Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market will exist for these instruments.

NON-HEDGING STRATEGIC TRANSACTIONS (STRATEGIC INCOME FUND). Each Fund's options, futures and swap transactions will generally be entered into for hedging purposes - to protect against possible changes in the market values of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, currency, or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. However, in addition to the hedging transactions referred to above, the Strategic Income Fund may enter into options, futures and swap transactions to enhance potential gain in circumstances where hedging is not involved. The Fund's net loss exposure resulting from transactions entered into for such purposes will not exceed 5% of the Fund's net assets at any one time and , to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Options" and "Futures and Options on Futures."

CORPORATE BOND RATINGS

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds Rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds, and such issues can be regarding as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB - rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B - Rating.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FOR MORE INFORMATION

Two documents are available that offer further information on the Nicholas-Applegate Mutual Funds:


ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the Funds.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus.

To request a free copy of the current annual/semi-annual report or SAI , please call or write:

Nicholas-Applegate Mutual Funds
P.O. Box 82169
San Diego, CA  92138-2169
Telephone:  (800) 551-8643

PRELIMINARY PROSPECTUS

The prospectus contains vital information about the Class Q Shares of these Funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these Shares

    -    are not bank deposits
    -    are not federally insured
    -    are not endorsed by any bank or government agency
    -    are not guaranteed to achieve their investment objectives

THE HIGH YIELD BOND FUND MAY INVEST WITHOUT LIMITATION IN DEBT SECURITIES RATED BELOW INVESTMENT GRADE, SOMETIMES REFERRED TO AS "JUNK BONDS." THESE LOWER-RATED SECURITIES ARE SPECULATIVE AND INVOLVE GREATER RISKS, INCLUDING DEFAULT, THAN HIGHER-RATED SECURITIES. SEE "RISK FACTORS AND SPECIAL CONSIDERATIONS."

LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOBAL FUNDS
--------------------------------------------------------------------------------
International Core Growth
Worldwide Growth
International Small Cap Growth
Emerging Countries

US FUNDS
--------------------------------------------------------------------------------
Large Cap Growth
Core Growth
Value
Emerging Growth
Mini Cap
Income & Growth
Balanced Growth

FIXED INCOME FUNDS
--------------------------------------------------------------------------------
Fully Discretionary
High Yield Bond



                                           , 1998
                                     ------

THIS PRELIMINARY PROSPECTUS IS SUBJECT TO COMPLETION OR AMENDMENT WITHOUT NOTICE. THESE SECURITIES MAY NOT BE SOLD NOR MAY AN OFFER TO BUY BE ACCEPTED PRIOR TO THE TIME THE PROSPECTUS IS DELIVERED IN FINAL FORM. UNDER NO CIRCUMSTANCES SHALL THIS PRELIMINARY PROSPECTUS CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY JURISDICTION IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAW OF SUCH JURISDICTION.

                                                               TABLE OF CONTENTS

OVERVIEW

A FUND BY FUND LOOK AT GOALS, STRATEGIES, RISKS, AND FINANCIAL HISTORY.

GLOBAL FUNDS
--------------------------------------------------------------------------------
International Core Growth
Worldwide Growth
International Small Cap Growth
Emerging Countries

US FUNDS
--------------------------------------------------------------------------------
Large Cap
Core Growth
Value
Emerging Growth
Mini Cap
Income & Growth
Balanced Growth

FIXED INCOME FUNDS
--------------------------------------------------------------------------------
Fully Discretionary
High Yield Bond

SIMPLIFIED ACCOUNT INFORMATION
--------------------------------------------------------------------------------
Opening an Account
Buying Shares
Signature Guarantees
Exchanging Shares
Selling and Redeeming Shares


POLICIES AND INSTRUCTIONS FOR OPENING, MAINTAINING AND CLOSING AN ACCOUNT IN ANY FUND

YOUR ACCOUNT
--------------------------------------------------------------------------------
Transaction Policies
Features and Account Policies

ORGANIZATION AND MANAGEMENT
-----------------------------------
Investment Adviser Compensation
Administrator Compensation
Distributor
Portfolio Trades
Investment Objectives
Diversification
Portfolio Teams

DETAILS THAT APPLY TO THE FUNDS AS A GROUP.

RISK FACTORS AND SPECIAL
CONSIDERATIONS
--------------------------------------------------------------------------------

OVERVIEW


FUND INFORMATION
Concise Fund descriptions begin on the next page. Each description provides the following information:

INVESTMENT OBJECTIVE
The Fund's particular investment goal.

INVESTMENT STRATEGY
The strategy the Fund intends to use in pursuing the investment objective.

PRINCIPAL INVESTMENTS
The primary types of securities in which the Fund invests. Secondary investments are described in "Risk Factors and Special Considerations" at the end of the prospectus.

RISK FACTORS
The major risk factors associated with the Fund. Other risk factors are also described in "Risk Factors and Special Considerations."

INVESTOR EXPENSES
The overall costs borne by an investor in the Class Q Shares, including sales charges and annual expenses.

FINANCIAL HIGHLIGHTS
A table showing the financial performance for each predecessor Portfolio since inception.

GOAL OF THE NICHOLAS-APPLEGATE MUTUAL FUNDS
The Nicholas-Applegate Mutual Funds (the "Trust") are designed to provide investors with a well rounded investment program by offering investors various portfolios each with different investment objectives and policies (each a "Fund"). The Class Q Shares of each Fund represent interests in an open-end diversified open-end management investment company (a mutual fund).

Each Fund employs its own strategy and has its own risk/reward profile. Because you could lose money by investing in these Funds, be sure to read all risk disclosures carefully before investing.

WHO MAY WANT TO INVEST IN THE EQUITY FUNDS

    -    those are investing for retirement or other long term goals
    - those want higher potential for gain but who are willing to accept higher risks associated with investing in foreign companies
    -    those who want professional portfolio management

WHO MAY NOT WANT TO INVEST IN THE EQUITY FUNDS

    -    those who are investing with a shorter time frame
    - those who are uncomfortable with an investment that will go up and down in value
    - those who are unable to accept the special risks associated with foreign investing

WHO MAY WANT TO INVEST IN THE FIXED INCOME FUNDS

    -    those who are investing for retirement or other long term goals
    -    those who desire current income
    -    those who want a high level of liquidity
    -    those who want professional portfolio management

WHO MAY NOT WANT TO INVEST IN THE FIXED INCOME FUNDS

    -    those who are investing with a shorter time frame
    - those who are uncomfortable with an investment that will go up and down in value

THE INVESTMENT ADVISER

Nicholas-Applegate Capital Management (the "Investment Adviser") serves as investment adviser to the Funds. Arthur E. Nicholas and 14 other partners with a staff of approximately 400 employees currently manage over $30 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals.

INTERNATIONAL CORE GROWTH FUND

INVESTMENT OBJECTIVE
Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

PRINCIPAL INVESTMENTS

The Fund invests in the larger capitalized companies in each country. Generally, this means issuers in each country whose market capitalizations are in the top 75% of publicly traded companies as measured by capitalizations in that country. Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three countries outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers.

Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It invests the remainder primarily in investment grade debt securities of foreign companies and foreign governments, and their agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete listing of the portfolio
team, see "Portfolio Teams" on page    .

RISK FACTORS

The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. As with any international fund, performance also depends upon changing values in foreign currencies, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page____.


INVESTOR EXPENSES - CLASS Q SHARES
Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.


SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------
Maximum sales charge on purchases                      None
--------------------------------------------------------------------------------
Sales charge on reinvested dividends                   None
--------------------------------------------------------------------------------
Deferred sales charge                                  None
--------------------------------------------------------------------------------
Redemption fee                                         None
--------------------------------------------------------------------------------
Exchange fee                                           None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
Management fees                                       1.00%
--------------------------------------------------------------------------------
12b-1 expenses                                         None
--------------------------------------------------------------------------------
Other expenses (after expense deferral)(1)            0.65%
--------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)  1.65%

-------------------------
(1) The Investment Adviser has agreed to defers its management fees and to absorb other operating expenses. Total operating expenses would have been 2,667% and Other expenses would have been 2,567% absent the deferral. See Investment Adviser Compensation".

EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

--------------------------------------------------------------------------------
      1 Year        3 Years          5 Years       10 Years
--------------------------------------------------------------------------------
       $17            $52                $90           $195
--------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of capital stock of the predecessor Qualified Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young. L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.


                                                 2/28/97        4/1/97
                                                   to             to
                                                 3/31/97    9/30/97
----------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period            $12.50         $12.75
Income from investment operations:
  Net investment income (deficit)                   --         (0.01)
  Net realized and unrealized gains (losses)
  on securities and foreign currency            (0.25)           3.43
----------------------------------------------------------------------
Total from investment operations                (0.25)           3.42
Less distributions:
  Dividends from net investment income              --             --
  Distributions from capital gains                  --             --
----------------------------------------------------------------------
Net asset value, end of period                  $12.75         $16.17
----------------------------------------------------------------------
TOTAL RETURN:                                  (2.00%)         26.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period                $1,020     $1,135,428
Ratio of expenses to average net assets,
after expense reimbursement                         --         1.66%*
Ratio of expenses to average net assets,
before expense reimbursement+                  2.667%*         6.16%*
Ratio of net investment income
(deficit) to average net assets,
after expense reimbursement+                        --       (0.37%)*
Ratio of net investment income
(deficit) to average net assets,
before expense reimbursement+                (2,666%)*       (4.88%)*
Portfolio turnover**                            75.53%         89.81%
Average commission rate paid**                 $0.0106        $0.0111

*   Annualized
**  For corresponding Series of the Master Trust
+   Includes expenses allocated from Master Trust

WORLDWIDE GROWTH FUND

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the U.S. The Fund may invest up to 50% of its total assets in U.S. issuers.

Under normal conditions the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It invests the remainder in investment grade debt securities of foreign companies and foreign governments, and their agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.


PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize it's overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page          .

RISK FACTORS

The value of the Fund's investments varies from day to day in response to the activities of individual companies, and general market and economic conditions. The securities of small, less well-known companies may be more volatile than those of larger companies. As with any international fund, performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. The risks are magnified in countries with emerging markets, since these countries may have unstable governments and less established markets. For a further explanation, see "Risk Factors and Special Considerations" starting on page _____.

--------------------------------------------------------------------------------
INVESTOR EXPENSES - CLASS Q SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                      None
--------------------------------------------------------------------------------
Sales charge on reinvested dividends                   None
--------------------------------------------------------------------------------
Deferred sales charge                                  None
--------------------------------------------------------------------------------
Redemption fee                                         None
--------------------------------------------------------------------------------
Exchange fee                                           None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
Management fees                                       1.00%
--------------------------------------------------------------------------------
12b-1 expenses                                         None
--------------------------------------------------------------------------------
Other expenses (after expense deferral)(1)            0.60%
--------------------------------------------------------------------------------
Total operating expenses (after expense deferral)1    1.60%

--------------------------
(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses would have been 34.99% and Other expenses would have been 33.99% absent the deferral. See "Investment Adviser Compensation".

EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

--------------------------------------------------------------------------------
       1 Year         3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
         $16            $50            $87           $190
--------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of capital stock of the predecessor Qualified Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young. L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.


                                            8/31/95        4/1/96        4/1/97
                                               to             to           to
                                            3/31/96        3/31/97       9/30/97

PER SHARE DATA:
Net asset value, beginning of period       $12.50         $13.27         $15.00
Income from investment operations:
  Net investment income (deficit)          (0.04)           0.01         (0.02)
  Net realized and unrealized gains (losses)
  on securities and foreign currency         0.81           1.72           3.96
--------------------------------------------------------------------------------
Total from investment operations             0.77           1.73           3.94
Less distributions::
  Dividends from net investment income         --             --
  Distributions from capital gains             --             --             --
--------------------------------------------------------------------------------
Net asset value, end of period             $13.27         $15.00         $18.94
--------------------------------------------------------------------------------
TOTAL RETURN:                               6.32%         12.87%         26.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period           $1,115       $641,965       $889,973
Ratio of expenses to average net assets,
after expense reimbursement+                1.60%          1.61%         1.66%*
Ratio of expenses to average net assets,
before expense reimbursement+             3.233%*         34.99%         6.16%*
Ratio of net investment income
(deficit) to average net assets,
after expense reimbursement+             (0.50%)*       (0.91%)*       (0.37%)*
Ratio of net investment income
(deficit) to average net assets,
before expense reimbursement+           (3,231%)*         34.23%       (4.88%)*
Portfolio turnover**                      132.20%        181.81%         90.09%
Average commission rate paid**            $0.0187        $0.0078        $0.0111


*   Annualized
**  For corresponding Series of the Master Trust
+   Includes expenses allocated from Master Trust

INTERNATIONAL SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. It gather financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

The Fund emphasizes companies in the bottom 75% of publicly traded companies as measured by market capitalizations in each country ("small cap securities"). The Fund may have less U.S. exposure (up to 35% of its total assets in U.S. issuers) than the Worldwide Growth Fund.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests 65% of its total assets in small cap securities of issuers located in at least three different countries outside the U.S. Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. It invests the remainder primarily in investment grade debt securities of foreign companies and foreign governments, and their agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page          .

RISK FACTORS

The value of the Fund's investments varies from day to day in response to the activities of individual companies, and general market and economic conditions. As with any international fund, the Fund's performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. In addition to the risks posed by foreign investing, the securities of smaller, less well-known companies may be more volatile than larger companies and may trade less frequently. The information regarding these smaller companies may also be less available, incomplete or inaccurate. Accordingly, the securities of the companies in which the Fund invests may be more volatile and speculative than those of larger companies. The risks are magnified in countries with emerging markets since these countries may have unstable governments and less established markets. For further explanation, see "Risk Factors and Special Considerations" starting on page ____.

--------------------------------------------------------------------------------
INVESTOR EXPENSES - CLASS Q SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                      None
--------------------------------------------------------------------------------
Sales charge on reinvested dividends                   None
--------------------------------------------------------------------------------
Deferred sales charge                                  None
--------------------------------------------------------------------------------
Redemption fee                                         None
--------------------------------------------------------------------------------
Exchange fee                                           None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
Management fees                                       1.00%
--------------------------------------------------------------------------------
12b-1 expenses                                         None
--------------------------------------------------------------------------------
Other expenses (after expense deferral)(1)            0.65%
--------------------------------------------------------------------------------
Total operating expenses (after expense deferral)1    1.65%

-------------------
(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses would have been 151.33% and Other expenses would have been 150.33% absent the deferral. See "Investment Adviser Compensation".

EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

--------------------------------------------------------------------------------
      1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
        $17           $52            $90           $195
--------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young. L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.



                                            8/31/95        4/1/96        4/1/97
                                               to             to           to
                                            3/31/96        3/31/97       9/30/97
PER SHARE DATA:
Net asset value, beginning of period       $12.50         $13.52         $14.01
Income from investment operations:
  Net investment income (deficit)            0.01         (0.06)           0.01
  Net realized and unrealized gains (losses)
  on securities and foreign currency         1.01           2.01           2.93
--------------------------------------------------------------------------------
Total from investment operations             1.02           1.95           2.94
Less distributions::
  Dividends from net investment income         --             --             --
  Distributions from capital gains             --         (1.46)             --
--------------------------------------------------------------------------------
Net asset value, end of period             $13.52         $14.01         $16.95
--------------------------------------------------------------------------------
TOTAL RETURN:                               8.16%         15.03%         20.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period          $19,082        $42,150       $183,119
Ratio of expenses to average net assets,
after expense reimbursement+               1.65%*          1.66%         1.66%*
Ratio of expenses to average net assets,
before expense reimbursement+            531.72%*        151.33%        22.61%*
Ratio of net investment income (deficit)
to average net assets, after
expense reimbursement+                     0.33%*          (64%)       (0.74%)*
Ratio of net investment income (deficit)
to average net assets, before
expense reimbursement+                   529.11%*      (150.28%)      (21.69%)*
Portfolio turnover**                      141.02%        206.07%        103.72%
Average commission rate paid**            $0.0128        $0.0098        $0.0091


*   Annualized
**  For corresponding Series of the Master Trust
+   Includes expenses allocated from Master Trust

EMERGING COUNTRIES FUND

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Fund invests primarily in equity securities of issuers located in countries with emerging securities markets - that is, countries with securities markets which are, in the opinion of the Investment Adviser, emerging as investment markets but have yet to reach a level of maturity associated with developed foreign stock markets, especially in terms of participation by foreign investors. The Investment Adviser seeks issuers in the early stages of development, growth companies, cyclical companies, or companies believed to be undergoing a basic change in operations. The Investment Adviser currently selects portfolio securities from an investment universe of approximately 6,000 foreign issuers in over 20 emerging markets.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries. These countries include but are not limited to: Argentina, Brazil, Chile, China, Columbia, the Czech Republic, Greece, Hungary, India, Indonesia, Israel, Jordon, Malaysia, South Africa, South Korea, Taiwan, Thailand, Italy and Venezuela.

Under normal market conditions, the Fund invests at least 75% of its total assets in corporate stock (common and preferred), warrants and convertible securities. It invests the remainder primarily in investment grade bonds of foreign companies and foreign governments, and their agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page          .

RISK FACTORS

The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. As with any fund investing in foreign securities, the Fund's performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. Emerging countries markets may present greater opportunity for gain, but also involve greater risk than more developed markets. These countries tend to have less stable governments and less established markets. The markets tend to be less liquid and more volatile, and offer less regulatory protection for investors. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenue from particular commodities, international aid or other assistance. For further explanation, see "Risk Factors and Special Considerations" starting on page .

--------------------------------------------------------------------------------
INVESTOR EXPENSES - CLASS Q SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                      None
--------------------------------------------------------------------------------
Sales charge on reinvested dividends                   None
--------------------------------------------------------------------------------
Deferred sales charge                                  None
--------------------------------------------------------------------------------
Redemption fee                                         None
--------------------------------------------------------------------------------
Exchange fee                                           None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
Management fees                                       1.25%
--------------------------------------------------------------------------------
12b-1 expenses                                         None
--------------------------------------------------------------------------------
Other expenses (after expense deferral)(1)            0.65%
--------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)  1.90%

------------------
(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses would have been 4.20% and Other expenses would have been 2.95% absent the deferral. See "Investment Adviser Compensation".

EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

--------------------------------------------------------------------------------
      1 Year         3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
        $19            $60            $103           $222
--------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young. L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.



                                            8/31/95        4/1/96        4/1/97
                                               to             to           to
                                            3/31/96        3/31/97       9/30/97
PER SHARE DATA:
Net asset value, beginning of period       $12.50         $13.18         $16.47
Income from investment operations:
  Net investment income (deficit)            0.01         (0.04)           0.03
  Net realized and unrealized gains (losses)
  on securities and foreign currency         0.67           3.37           3.14
--------------------------------------------------------------------------------
Total from investment operations             0.68           3.33           3.17
Less distributions::
  Dividends from net investment income         --             --
  Distributions from capital gains             --             --             --
--------------------------------------------------------------------------------
Net asset value, end of period             $13.18         $16.47         $19.64
--------------------------------------------------------------------------------
TOTAL RETURN:                               5.44%         25.29%         19.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period         $350,058     $8,660,367    $26,971,216
Ratio of expenses to average net assets,
after expense reimbursement+               1.90%*          1.91%         1.91%*
Ratio of expenses to average net assets,
before expense reimbursement+             44.24%*          4.20%         2.26%*
Ratio of net investment income (deficit)
to average net assets, after
expense reimbursement+                      0.47%       (0.87%)*         0.25%*
Ratio of net investment income (deficit)
to average net assets, before
expense reimbursement+                   (35.33%)        (3.20%)       (0.11%)*
Portfolio turnover**                      118.21%       176.20%%        119.86%
Average commission rate paid**            $0.0022        $0.0021        $0.0022

*   Annualized
**  For corresponding Series of the Master Trust
+   Includes expenses allocated from Master Trust

LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE
Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

The Fund emphasizes equity securities of U.S. companies with market capitalizations generally above $3 billion and whose earnings and stock prices are expected to grow faster than the S&P 500 ("large cap securities").

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 65% of its total assets in large cap securities, including common and preferred stocks, warrants, and convertible securities of U.S. companies. It invests the remainder of its assets primarily in investment grade corporate debt securities, U.S. Government securities, and securities of foreign issuers. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page          .

RISK FACTORS

As with any growth fund, the value of your investment will fluctuate from day to day with movements in the stock markets as well as in response to the activities of individual companies. To the extent the Fund is overweighted in certain market sectors compared to the S&P 500, the Fund may be more volatile than the S&P 500. Additionally, to the extent the Fund invests in foreign issuers, the risks and volatility are magnified since the performance of foreign stocks also depends on changes in foreign currency values, different regulatory and political environments, and overall political and economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors
and Special Considerations" starting on page          .

--------------------------------------------------------------------------------
INVESTOR EXPENSES - CLASS Q SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                      None
--------------------------------------------------------------------------------
Sales charge on reinvested dividends                   None
--------------------------------------------------------------------------------
Deferred sales charge                                  None
--------------------------------------------------------------------------------
Redemption fee                                         None
--------------------------------------------------------------------------------
Exchange fee                                           None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
Management fees                                       0.75%
--------------------------------------------------------------------------------
12b-1 expenses                                         None
--------------------------------------------------------------------------------
Other expenses (after expense deferral)(1)            0.50%
--------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)  1.25%

------------------------
(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. For the fiscal year ending March 31,1998 Total operating expenses would have been 2.00% and Other expenses are expected to be 1.25% absent the deferral. See "Investment Adviser Compensation".

EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

--------------------------------------
       1 Year         3 Years
--------------------------------------
         $13            $40
--------------------------------------

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The figures for the period ending September 30, 1997 are unaudited. Please read in conjunction with the Trust's 1997-1998 Semi-Annual Report.


                                                      7/21/97
                                                        to
                                                      9/30/97

PER SHARE DATA:
Net asset value, beginning of period                 $12.50
Income from investment operations:
  Net investment income (deficit)                        --
  Net realized and unrealized gains (losses)
  on securities and foreign currency                   0.91
--------------------------------------------------------------------------------
Total from investment operations                       0.91
Less distributions::
Dividends from net investment income                     --
Distributions from capital gains                         --
Net asset value, end of period                       $13.41
--------------------------------------------------------------------------------
TOTAL RETURN:                                        38.25%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period                    $24,283
Ratio of expenses to average net assets,
after expense reimbursement+                         1.23%*
Ratio of expenses to average net assets,
before expense reimbursement+                       17.22%*
Ratio of net investment income (deficit)
to average net assets, after
expense reimbursement+                              (0.28)%
Ratio of net investment income (deficit)
to average net assets, before
expense reimbursement+                             (16.27%)
Portfolio turnover**                                269.87%
Average commission rate paid**                      $0.0599


*   Annualized
**  For corresponding Series of the Master Trust
+   Includes expenses allocated from Master Trust

CORE GROWTH FUND

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover what it calls "change at the margin" - positive business developments which are not yet fully reflected in the company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

The Fund emphasizes companies with market capitalizations above $500 million.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 75% of its total assets in common stocks. It invests the remainder of its assets primarily in preferred and convertible securities, investment grade debt securities, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page          .

RISK FACTORS

As with any growth fund, the value of your investment will fluctuate from day to day with movements in the stock markets. The companies in which the Fund invests may be more subject to volatile market movements than securities of larger, more established companies. To the extent the Fund invests in foreign securities, the risks and volatility are magnified since the performance of foreign stocks also depends upon changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in countries where the Fund invests. For further explanation, see
"Risk Factors and Special Considerations" starting on page           .

--------------------------------------------------------------------------------
INVESTOR EXPENSES - CLASS Q SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.


SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                      None
--------------------------------------------------------------------------------
Sales charge on reinvested dividends                   None
--------------------------------------------------------------------------------
Deferred sales charge                                  None
--------------------------------------------------------------------------------
Redemption fee                                         None
--------------------------------------------------------------------------------
Exchange fee                                           None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
Management fees                                       0.75%
--------------------------------------------------------------------------------
12b-1 expenses                                         None
--------------------------------------------------------------------------------
Other expenses (after expense deferral)(1)            0.50%
--------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)  1.25%

------------------------
(1) The Investment Advisor has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses would have been 1.84% and Other expenses would have been 1.09% absent the deferral. See "Investment Adviser Compensation".

EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

--------------------------------------------------------------------------------
       1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
         $13           $40            $69            $151
--------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young. L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.




                                           6/30/94         4/1/95         4/1/96         4/1/97
                                              to              to             to             to
                                           3/31/95         3/31/96        3/31/97        9/30/97

PER SHARE DATA:
Net asset value, beginning of period       $12.50         $13.66         $17.99         $18.01
Income from investment operations:
  Net investment income (deficit)          (0.02)         (0.07)         (0.04)         (0.08)
  Net realized and unrealized gains (losses)
  on securities and foreign currency         1.18           4.86           0.32           5.53
----------------------------------------------------------------------------------------------------
Total from investment operations             1.16           4.79           0.28           5.45
Less distributions::
  Dividends from net investment income         --             --             --
  Distributions from capital gains             --         (0.46)         (0.26)             --
----------------------------------------------------------------------------------------------------
Net asset value, end of period             $13.66         $17.99         $18.01         $23.46
----------------------------------------------------------------------------------------------------
TOTAL RETURN:                             (9.28%)         35.37%          1.39%         30.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period           $2,121         $4,724        $13,115    $13,836,183
Ratio of expenses to average net assets,
after expense reimbursement+               1.24%*          1.23%          1.25%          1.24%
Ratio of expenses to average net assets,
before expense reimbursement+              3.52%*          2.84%          1.84%         2.04%*
Ratio of net investment income (deficit)
to average net assets, after expense
reimbursement+                           (0.33%)*        (0.57%)        (0.69%)       (0.47%)*
Ratio of net investment income (deficit)
to average net assets, before expense
reimbursement+                           (1.61%)*        (2.18%)        (1.28%)       (1.27%)*
Portfolio turnover**                       98.09%        114.48%        153.20%         99.41%
Average commission rate paid**                N/A        $0.0593        $0.0582        $0.0581




----------------------
*   Annualized
**  For corresponding Series of the Master Trust
+   Includes expenses allocated from Master Trust

VALUE FUND

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research and computer intensive systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

The Fund emphasizes companies with market capitalizations generally above $5 billion.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 80% of its total assets in equity securities. It invests the remainder primarily in preferred and convertible securities, investment grade debt securities, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

The Fund's portfolio is designed to have risk, capitalization and industry characteristics similar to those of the S&P 500 Index.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page          .

RISK FACTORS

As with any equity fund, the value of your investment will fluctuate from day to day with movements in the stock markets. The companies in which the Fund will invest may be more subject to volatile market movements than securities of larger, more established companies. To the extent the Fund invests in foreign securities, the risks and volatility are magnified since the performance of foreign stocks depends upon changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations: starting on page _____.

--------------------------------------------------------------------------------
INVESTOR EXPENSES - CLASS Q SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.


SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                      None
--------------------------------------------------------------------------------
Sales charge on reinvested dividends                   None
--------------------------------------------------------------------------------
Deferred sales charge                                  None
--------------------------------------------------------------------------------
Redemption fee                                         None
--------------------------------------------------------------------------------
Exchange fee                                           None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
Management fees                                       0.75%
--------------------------------------------------------------------------------
12b-1 expenses                                         None
--------------------------------------------------------------------------------
Other expenses (after expense deferral)(1)            0.50%
--------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)  1.25%

-----------------------
(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses for fiscal year ending March 31, 1998 are estimated to be 3.34% and Other expenses are estimated to be 2.69% absent the deferral. See "Investment Adviser Compensation".

EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

-------------------------------------
       1 Year         3 Years
-------------------------------------
         $13            $40
-------------------------------------

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

EMERGING GROWTH FUND

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover what it calls "change at the margin" - positive business developments which are not yet fully reflected in the company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

The Fund emphasizes companies with market capitalizations below $500 million at the time of purchase.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 75% of its total assets in common stocks. It invests the remainder primarily in preferred and convertible securities, investment grade debt securities, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page                             .

RISK FACTORS

As with any growth fund, the value of your investment will fluctuate from day to day with movements in the stock markets. Although small-cap stocks have a history of long-term growth, they tend to be more volatile and speculative than stocks of larger, more established companies. To the extent the Fund invests in foreign issuers, the investment risks and volatility are magnified since the performance of foreign stocks depends on changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in the foreign countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page _____.

--------------------------------------------------------------------------------
INVESTOR EXPENSES - CLASS Q SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                      None
--------------------------------------------------------------------------------
Sales charge on reinvested dividends                   None
--------------------------------------------------------------------------------
Deferred sales charge                                  None
--------------------------------------------------------------------------------
Redemption fee                                         None
--------------------------------------------------------------------------------
Exchange fee                                           None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
Management fees                                       1.00%
--------------------------------------------------------------------------------
12b-1 expenses                                         None
--------------------------------------------------------------------------------
Other expenses (after expense deferral)(1)            0.50%
--------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)  1.50%

-------------------------
(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses would have been 10.79% and Other expenses would have been 9.79% absent the deferral. See "Investment Adviser Compensation".

EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

----------------------------------------------------------------------
       1 Year         3 Years       5 Years       10 Years
----------------------------------------------------------------------
         $15            $47           $82           $179
----------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young. L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.


                                             8/1/95  4/1/96  4/1/97
                                               to      to      to
                                             3/31/96 3/31/97 9/30/97






PER SHARE DATA:
Net asset value, beginning of period       $12.50         $14.16         $13.19
Income from investment operations:
  Net investment income (deficit)          (0.03)         (0.07)           0.06
  Net realized and unrealized gains (losses)
  on securities and foreign currency         1.69         (0.77)           6.04
--------------------------------------------------------------------------------
Total from investment operations             1.66         (0.84)           6.10
Less distributions::
  Dividends from net investment income         --             --             --
  Distributions from capital gains             --         (1.13)             --
--------------------------------------------------------------------------------
Net asset value, end of period             $14.16         $13.19         $19.29
--------------------------------------------------------------------------------
TOTAL RETURN:                              13.28%        (6.03%)         46.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period             $314         $1,013    $10,481,099
Ratio of expenses to average net assets,
after expense reimbursement+               1.17%*          1.18%         1.17%*
Ratio of expenses to average net assets,
before expense reimbursement+             37.86%*         10.79%         2.92%*
Ratio of net investment income (deficit)
to average net assets, after expense
reimbursement+                           (1.05%)*        (1.02%)       (1.02%)*
Ratio of net investment income (deficit)
to average net assets, before expense
reimbursement+                          (32.41%)*       (10.31%)       (2.44%)*
Portfolio turnover**                      129.59%        112.90%         46.99%
Average commission rate paid**            $0.0523        $0.0520        $0.0531



*   Annualized
**  For corresponding Series of the Master Trust
+   Includes expenses allocated from Master Trust

MINI CAP FUND

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research and computer intensive systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

The Fund emphasizes companies with market capitalizations generally up to $100 million.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 75% of its total assets in common stocks. It invests the remainder primarily in preferred and convertible securities, investment grade debt securities, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize it overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page          .

RISK FACTORS

As with any growth fund, the value of your investment will fluctuate from day to day with movements in the stock markets. The companies in which the Fund will invest may be more subject to volatile market movements than securities of larger, more established companies. To the extent the Fund invests in foreign securities, the risks and volatility are magnified since the performance of foreign stocks depends upon changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations: starting on page _____.

--------------------------------------------------------------------------------
INVESTOR EXPENSES -  CLASS Q SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                      None
--------------------------------------------------------------------------------
Sales charge on reinvested dividends                   None
--------------------------------------------------------------------------------
Deferred sales charge                                  None
--------------------------------------------------------------------------------
Redemption fee                                         None
--------------------------------------------------------------------------------
Exchange fee                                           None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
Management fees                                       1.25%
--------------------------------------------------------------------------------
12b-1 expenses                                         None
--------------------------------------------------------------------------------
Other expenses (after expense deferral)(1)            0.31%
--------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)  1.56%

EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

--------------------------------------------------------------------------------
       1 Year        3 Years       5 years        10 Years
--------------------------------------------------------------------------------
         $16           $49           $85            $185
--------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

------------------
(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses would have been 1.99% and Other expenses would have been 0.74% absent the deferral. See "Investment Adviser Compensation".

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young. L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.


                                             4/1/95         4/1/96       4/1/97
                                              to             to           to
                                            3/31/96        3/31/97       9/30/97

PER SHARE DATA:
Net asset value, beginning of period       $12.50         $15.85         $15.94
Income from investment operations:
  Net investment income (deficit)          (0.05)         (0.17)         (0.04)
  Net realized and unrealized gains (losses)
  on securities and foreign currency         3.40           0.84           9.32
--------------------------------------------------------------------------------
Total from investment operations             3.35           0.67           9.36
Less distributions::
Dividends from net investment income           --             --
Distributions from capital gains               --         (0.58)             --
--------------------------------------------------------------------------------
Net asset value, end of period             $15.85         $15.94         $25.30
--------------------------------------------------------------------------------
TOTAL RETURN:                              26.80%          3.90%         58.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period          $25,237        $28,712       $102,223
Ratio of expenses to average net assets,
after expense reimbursement+               1.55%*          1.56%         1.57%*
Ratio of expenses to average net assets,
before expense reimbursement+              2.46%*          1.99%         1.88%*
Ratio of net investment income (deficit)
to average net assets, after expense
reimbursement+                           (0.98%)*        (1.08%)       (1.17%)*
Ratio of net investment income (deficit)
to average net assets, before expense
reimbursement+                           (1.38%)*        (1.30%)       (1.48%)*
Portfolio turnover**                      106.99%        164.01%         46.43%
Average commission rate paid**            $0.0529        $0.0455        $0.0504


--------------------------

*   Annualized
**  For corresponding Series of the Master Trust
+   Includes expenses allocated from Master Trust

INCOME & GROWTH FUND


INVESTMENT OBJECTIVE

Maximum total return, consisting of long-term capital appreciation and current income.

INVESTMENT STRATEGY

The Fund invests primarily in convertible securities. The Investment Adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation. In evaluating convertibles, the Investment Adviser searches for what it calls "changes at the margin" - positive business developments which are not yet fully reflected in the company's stock price. It searches for successful growing companies that are managing change advantageously and poised to exceed growth expectations.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 65% of its total assets in convertible securities. It invests the remainder primarily in common and preferred stocks, debt securities, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

At all times, the Fund invests a minimum of 25% of its total assets in common and preferred stocks, and 25% in other income producing convertible and debt securities. The Fund may also invest up to 35% of its total assets in debt securities rated below investment grade.

The Fund emphasizes companies with market capitalizations above $500 million.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page ____.

RISK FACTORS

Convertible securities have the investment characteristics of both equity and debt securities. Accordingly, the value of your investment will fluctuate with movements in the stock and bond markets. The companies in which the Fund invests may be subject to more volatile market movements than securities of larger, more established companies. The value of the Fund's debt securities will change as interest rates fluctuate: if rates go up, the value of debt securities go down; if rates go down, the value of debt securities go up. In addition, the lower-rated convertible securities in which the Fund may invest are considered predominately speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. For further explanation, see "Risk Factors and Special Considerations" starting on page _____.

--------------------------------------------------------------------------------

INVESTOR EXPENSES - CLASS Q SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                     None
-------------------------------------------------------------
Sales charge on reinvested dividends                  None
-------------------------------------------------------------
Deferred sales charge                                 None
-------------------------------------------------------------
Redemption fee                                        None
-------------------------------------------------------------
Exchange fee                                          None
-------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
Management fees                                       0.75%
-------------------------------------------------------------
12b-1 expenses                                        None
-------------------------------------------------------------
Other expenses (after expense deferral)(1)            0.50%
-------------------------------------------------------------
Total operating expenses (after expense deferral)(1)  1.25%

---------------
(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses would have been 2.90% and Other expenses would have been 2.15% absent the deferral. See "Investment Adviser Compensation".

EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%

  1 Year   3 Years   5 Years   10 Years
-----------------------------------------
    $13       $40      $69       $151

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of capital stock of the predecessor Institutional Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young. L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.

--------------------------------------------------------------------------------

                                                     8/1/95         4/1/96         4/1/97
                                                   TO 3/31/96     TO 3/31/97     TO 9/30/97
PER SHARE DATA:
Net asset value, beginning of period                 $12.50         $13.72        $15.19
Income from investment operations:
   Net investment income (deficit)                    0.17            0.42         0.47
   Net realized and unrealized gains
   (losses) on securities and foreign currency        2.12            1.50         2.86
---------------------------------------------------------------------------------------------
Total from Investment operations                      1.39            1.92         3.25
Less distributions:
   Dividends from net investment income               0.17           (0.42)       (0.24)
   Distributions from capital gains                    --            (0.03)         --
---------------------------------------------------------------------------------------------
Net asset value, end of period                       $13.72         $15.19        $18.20
---------------------------------------------------------------------------------------------
TOTAL RETURN:                                        11.13%         14.13%        21.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period                     $1,085         $4,599     $6,293,163
Ratio of expenses to average net assets,
after expense reimbursement+                         1.25%*          1.25%        1.24%
Ratio of expenses to average net assets,
before expense reimbursement+                        9.21%*          2.90%        1.84%*
Ratio of net investment income (deficit)
to average net assets, after expense
reimbursement+                                       3.59%*          3.29%        2.92%*
Ratio of net investment income (deficit)
to average net assets, before expense
reimbursement+                                       (4.22%)*       1.61%         2.32%*
Portfolio turnover**                                144.97%        166.84%       136.75%
Average commission rate paid**                      $0.0597        $0.0154       $0.0600


----------------
*  Annualized
** For the corresponding Series of the Master Trust
+ Includes expenses allocated from Master Trust Fund

BALANCED GROWTH FUND

INVESTMENT OBJECTIVE

A balance of long-term capital appreciation and current income.

INVESTMENT STRATEGY

The Fund's Investment Adviser actively manages a blended portfolio of equity and fixed income securities with an emphasis on the overall total return. For the equity portion, the Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It primarily uses computer intensive systematic disciplines to uncover "change at the margin" - positive business developments that are not yet fully reflected in a company's stock price. The fixed income portion is actively managed to take advantage of current interest rates and bond market trends by varying the structure, duration and allocation of fixed income investments from various business sectors.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund allocates about 60% of its total assets (but no more than 70% and no less than 50%) to equity securities, with an emphasis on companies with market capitalizations in excess of $500 million, and about 40% of its total assets to debt securities issued by corporations and the U.S. Government and its agencies and instrumentalities. A portion of the Fund 's total assets (less than 35%) may be invested in debt securities rated below investment grade. The Fund may invest up to 20% of its total assets in securities of foreign issuers. The Fund may also use options as hedging techniques.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page ____.

RISK FACTORS

As with any fund that invests in common stocks and debt obligations, the value of your investment will fluctuate with movements in the stock and bond markets. Equity securities in which the Fund invests may be more volatile than securities of larger, more established companies. The value of the Fund's debt securities will change as interest rates fluctuate: if rates go up, the value of debt securities go down; if rates go down, the value of debt securities go up. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities. Lower-rated securities in which the Fund invests are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. For further explanation, see "Risk Factors and Special Considerations" starting on page ____.

--------------------------------------------------------------------------------

INVESTOR EXPENSES - CLASS Q SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases                     None
-------------------------------------------------------------
Sales charge on reinvested dividends                  None
-------------------------------------------------------------
Deferred sales charge                                 None
-------------------------------------------------------------
Redemption fee                                        None
-------------------------------------------------------------
Exchange fee                                          None
-------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
Management fees                                       0.75%
-------------------------------------------------------------
12b-1 expenses                                        None
-------------------------------------------------------------
Other expenses (after expense deferral)(1)            0.50%
-------------------------------------------------------------
Total operating expenses (after expense
deferral)(1)                                          1.25%

(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses would have been 126.75% and Other expenses would have been 126% absent the deferral. See "Investment Adviser Compensation".

EXAMPLE:
THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED 1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.


  1 Year   3 Years   5 Years   10 Years
-----------------------------------------
    $13      $40       $69       $151

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.


FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of capital stock of the predecessor Qualified Portfolio outstanding throughout each period indicated. The figures for the period ending September 30, 1997 are unaudited. The other figures have been audited by Ernst & Young. L.L.P., with respect to the fiscal year ended March 31, 1997. Please read in conjunction with the Trust's 1997 Annual Report and 1997-1998 Semi-Annual Report.

--------------------------------------------------------------------------------

                                                     8/1/95         4/1/96         4/1/97
                                                   TO 3/31/96     TO 3/31/97     TO 9/30/97
PER SHARE DATA:

Net asset value, beginning of period                 $12.50         $12.69         $13.42
Income from investment operations:
   Net investment income (deficit)                    0.15           0.24           0.24
   Net realized and unrealized gains
   (losses) on securities and foreign currency       (0.19)          0.73           3.76
---------------------------------------------------------------------------------------------
Total from Investment operations                     (0.34)          0.97           4.00
Less distributions:
   Dividends from net investment income              (0.15)         (0.24)         (0.12)
   Distributions from capital gains                    --             --             --
---------------------------------------------------------------------------------------------
Net asset value, end of period                       $12.69         $13.42         $17.29
---------------------------------------------------------------------------------------------
TOTAL RETURN:                                        2.77%          7.60%          29.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period                     $1,231        $72,627        $107,626
Ratio of expenses to average net assets,
after expense reimbursement+                         1.25%*          1.26%          1.26%
Ratio of expenses to average net assets,
before expense reimbursement+                       3,094%*        126.75%         19.37%
Ratio of net investment income (deficit) to
average net assets, after expense reimbursement+     2.16%*          2.15%          1.59%
Ratio of net investment income (deficit) to
average net assets, before expense reimbursement+   (3.090%)*         123%        (16.52%)*
Portfolio turnover**                                147.19%        212.95%         136.75%
Average commission rate paid**                      $0.0594        $0.0586        $0.0600


---------------
*  Annualized
** For the corresponding Series of the Master Trust
+ Includes expenses allocated from Master Trust Fund

FULLY DISCRETIONARY FIXED INCOME FUND

INVESTMENT OBJECTIVE

Maximum total return.

INVESTMENT STRATEGY

The Fund's Investment Adviser seeks to outperform the total return of an index of either government/corporate investment grade debt or government/corporate/ mortgage investment grade debt over a full market cycle through an actively managed diversified portfolio of debt securities. When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. Investment philosophy emphasizes interest rate decisions and shifts among sectors of the bond market. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the Fund.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 65% of its total assets in investment grade debt securities issued by U.S. and foreign corporations, U.S. and foreign governments, and their agencies and instrumentalities.
These securities include bonds, notes, mortgage-backed and asset-backed securities with rates that are fixed, variable or floating. The Fund may invest up to 20% of its total assets in debt securities rated below investment grade. For a description of these ratings, see "Corporate Bond Ratings" beginning on page ____. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques. The average portfolio duration of the Fund will range from two to eight years. The Fund may invest up to 30% of its total assets in securities payable in foreign currencies.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page ____.

RISK FACTORS

As with any fund that invests in bonds, the value of the Fund's investments fluctuates in response to movements in interest rates. If interest rates go up, the value of bonds fall; if rates go down, the value of bonds rise. However, the Investment Adviser expects the Fund's fluctuations to be more moderate than those of a fund with a longer average duration. The lower-rated debt securities in which the Fund invests are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. To the extent the Fund invests in foreign securities, performance also depends upon changing currency values, different political and economic environments, and other overall economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page ____.

--------------------------------------------------------------------------------

INVESTOR EXPENSES - CLASS Q SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:

Maximum sales charge on purchases                     None
-------------------------------------------------------------
Sales charge on reinvested dividends                  None
-------------------------------------------------------------
Deferred sales charge                                 None
-------------------------------------------------------------
Redemption fee                                        None
-------------------------------------------------------------
Exchange fee                                          None
-------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
Management fees                                       0.45%
-------------------------------------------------------------
12b-1 expenses                                        None
-------------------------------------------------------------
Other expenses (after expense deferral)(1)            0.50%
-------------------------------------------------------------
Total operating expenses (after expense deferral)(1)  0.95%

---------------
(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses would have been 3.74% and Other expenses would have been 3.29% absent the deferral. See "Investment Adviser Compensation".

EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 Year   3 Years
--------------------
    $9       $27

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE

High level of current income and capital growth.

INVESTMENT STRATEGY

The Fund invests primarily in lower-rated debt securities commonly referred to as "junk bonds." When evaluating any bond, the Investment Adviser selects bonds based upon a combination of both "top-down" analysis of economic trends and "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the average yield to maturity of the Fund. The Investment Adviser believes it can lower the risks of investing in lower-rated debt through these professional management techniques and through diversification.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund allocates at least 65% of its total assets in lower-rated debt securities and convertible securities rated below investment grade. There is no limit on either the portfolio maturity or the acceptable rating of securities bought by the Fund. For a description of these ratings, see "Corporate Bond Ratings" beginning on page ____. Securities may bear rates that are fixed, variable or floating. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page ____.

RISK FACTORS

As with any fund that invests primarily in bonds, the value of the Fund's investments fluctuates in response to movements in interest rates. When rates go up, bond prices fall; when rates go down, bond prices rise. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities. Lower-rated securities, while usually offering higher yields, generally have more risk and volatility than higher-rated securities because of reduced creditworthiness and greater chance of default. Periods of high interest rates and recession may adversely affect the issuer's ability to pay interest and principal. To the extent the Fund invests in stocks, the value of those investments will fluctuate day to day with movements in the stock market as well as in response to the activities of individual companies. The Fund which the Fund invests may be more subject to volatile market movements than securities of longer, more established companies. To the extent the Fund invests in foreign securities, performance also depends on changes in foreign currency values different political and regulatory environments, and overall economic factors in the countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page ____.

--------------------------------------------------------------------------------

INVESTOR EXPENSES - CLASS Q SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:

Maximum sales charge on purchases                     None
-------------------------------------------------------------
Sales charge on reinvested dividends                  None
-------------------------------------------------------------
Deferred sales charge                                 None
-------------------------------------------------------------
Redemption fee                                        None
-------------------------------------------------------------
Exchange fee                                          None
-------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
Management fees                                       0.60%
-------------------------------------------------------------
12b-1 expenses                                        None
-------------------------------------------------------------
Other expenses (after expense deferral)(1)            0.40%
-------------------------------------------------------------
Total operating expenses (after expense deferral)(1)  1.00%

(1) The Investment Adviser has agreed to defer its management fees and to absorb other operating expenses. Total operating expenses for the fiscal year ending March 31, 1998 are estimated to be 1.95% and Other expenses are estimated to be 1.35% absent the deferral. See "Investment Adviser Compensation".

EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED. THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

  1 Year   3 Years   5 Years   10 Years
-----------------------------------------
   $10       $32       $55       $122

This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

SIMPLIFIED ACCOUNT INFORMATION


                                                             OPENING AN ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                        Regular Investment               Participants in Qualified Retirement Plans
------------------------------------------------------------------------------------------------------------------------------------
This is the minimum initial                                                   Contact you plan administrator
       investment                           $250,000                                      or sponsor
-------------------------------------------------------------------
   Use this type of
       application             New Account Form (Non-Retirement)
------------------------------------------------------------------------------------------------------------------------------------
  Before completing the       Each Fund offers a variety of features, which are described in the "Your Account"
       application         section of this prospectus.  Please read this section before completing the application
------------------------------------------------------------------------------------------------------------------------------------
      Completing
     the application      If you need assistance, contact your financial representative, or call us (800) 551-8043.
------------------------------------------------------------------------------------------------------------------------------------
If you are sending money                       Mail application and send check, payable to:
       by CHECK                    NICHOLAS-APPLEGATE MUTUAL FUNDS, PO BOX 8326, BOSTON, MA  02266-8326.
                                                The Trust WILL NOT accept third-party checks.
------------------------------------------------------------------------------------------------------------------------------------
                         Please read the bank wire or ACH section under the "Buying Shares" section below.  You will
If you are sending money  need to obtain an account number with the Trust by sending a completed application to:
   by BANK WIRE OR ACH      NICHOLAS-APPLEGATE MUTUAL FUNDS, PO BOX 8326, BOSTON, MA  02266-8326.  To receive your account number, call either your financial representative or us at (800) 551-8043.


                                                               BUYING SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                        Regular Investment               Participants in Qualified Retirement Plans
------------------------------------------------------------------------------------------------------------------------------------
   This is the minimum                      $10,000                           Contact you plan administrator
  subsequent investment                                                                   or sponsor
------------------------------------------------------------------------------------------------------------------------------------
                             The Trust is generally open on days that the New York Stock Exchange is open.  All  transactions
The price you will receive      received in good order before the market closes receive that day's price.
------------------------------------------------------------------------------------------------------------------------------------
If you are sending money               Instruct your bank to wire the amount you wish to invest to:
     by BANK WIRE                             STATE STREET BANK & TRUST CO. -- ABA #011000028
                                                              DDA #9904-645-0
                                                    STATE STREET BOS, ATTN: MUTUAL FUNDS
                                CREDIT: NICHOLAS-APPLEGATE [FUND NAME],[YOUR NAME],[ACCOUNT NAME OR NUMBER]
------------------------------------------------------------------------------------------------------------------------------------
                             Call your bank to ensure (1) that your bank supports ACH, and (2) this feature is
If you are sending money         active on your bank account.  To establish this option, either complete the
   by BANK WIRE OR ACH     appropriate sections when opening an account, or contact your financial representative, or call us at (800) 551-8043 for further information.  To initiate an ACH purchase, call the Trust at (800) 551-8043.


                                                            EXCHANGING SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                        Regular Investment               Participants in Qualified Retirement Plans
------------------------------------------------------------------------------------------------------------------------------------

   This is the minimum                       $250,00                     Contact your plan administrator or sponsor
 exchange amount to open
      a new account
------------------------------------------------------------------------------------------------------------------------------------
The price you will receive       The Trust is generally open on days that the New York Stock Exchange is open.  All transactions received in good order before the market closes receive that day's price
------------------------------------------------------------------------------------------------------------------------------------
Things you should know            The exchange must be to the Class Q Shares of another Fund and to an account with the same registration.  If opening an account as part of an exchange, you must obtain and read the prospectus.  If you intend to keep money in the Fund you are exchanging from, make sure that you leave an amount equal to or greater than the Fund's minimum account size (see the "Opening an
                                        Account" section).  To protect other investors, the Trust may limit the number of exchanges you can make.  Participants in qualified retirement plans may exchange through the plan administrator or sponsor and only with those Funds that are included in the plan.
------------------------------------------------------------------------------------------------------------------------------------
    How to request an          Either contact your financial representative, or call the Trust at (800) 551-8043.  The Trust will
    exchange by PHONE            accept a request by phone if this feature was previously established on your account.  See the
                                                         "Your Account" section for further information.
------------------------------------------------------------------------------------------------------------------------------------
How to request an                Put your exchange request in writing, including: the name on the account, the name of the Fund
exchange by MAIL                     and the account number you are exchanging from, the shares or dollar amount you wish to exchange, and the Fund you wish to exchange to.  Mail this request to:
                                                              PO BOX 8326, BOSTON, MA  02266-8326.


                                                                 SELLING OR REDEEMING SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                           IN WRITING                                                        BY PHONE
                          ----------------------------------------------------------------------------------------------------------

                                                                                            Selling shares by phone is a service
                                                                                          option which must be established on your
                                                                                         account prior to making a request. See the
                                                                                          "Your Account" section, or contact your
                                                                                          financial representative or the Trust at
                                                                                          (800) 551-8043 for further information.
                                                                                         The maximum amount which may be requested
                             Certain requests may require a SIGNATURE                    by phone, regardless of account size, is
                           GUARANTEE.  See that section below for further                $50,000.  Amounts greater than that must
                             information.  You may sell up to the full                    be requested in writing.  If you wish to
Things you should know                    account value.                                     receive your monies by bank wire,
                                                                                               the minimum request is $5,000.
                          ----------------------------------------------------------------------------------------------------------
                                                  If you purchased shares through a financial representative or plan administrator/sponsor, you should call them regarding the most efficient way to sell shares. If you bought shares recently by check, they may not be available to be sold for up to 15 calendar days from the date of purchase.
                                               Sales by a corporation, trust or fiduciary may have special requirements.
                                          Please call your financial representative, a plan administrator/sponsor or us for further information.
------------------------------------------------------------------------------------------------------------------------------------
The price you will receive                 The Trust is generally open on days that the New York Stock Exchange is open.
                                       All transactions received in good order before the market closes receive that day's price.
------------------------------------------------------------------------------------------------------------------------------------
If you are a participant                                Makes sales through your plan administrator or sponsor,
    in a qualified                                           who is responsible for transmitting orders
   retirement plan
------------------------------------------------------------------------------------------------------------------------------------
If you want to receive your     Please put your request in writing,
monies by BANK WIRE         including:  the name of the account owners,
                            account number and the Fund and share Class
                         you are redeeming from, the share or dollar amount            Either contact your financial representative
                          you wish to sell, signed by all account owners.                       or call us at (800) 551-8043.
                                       Mail this request to:                             The proceeds will be sent to the existing
                                  NICHOLAS-APPLEGATE MUTUAL FUNDS,                        bank wire address listed on the account.
                               PO BOX 8326, BOSTON, MA 02266 8326.
                            The check will be sent to the existing bank
                                wire address listed on the account.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Either contact your financial representative
                                                                                               or call us at (800) 551-8043.
If you want to receive your                                                              The proceeds will be sent to the existing
      monies by ACH              Please call us at (800) 551-8043.                        ACH instructions on the account and will
                                                                                           generally be received at your bank two
                                                                                       business days after your request is received.


                                                                      SIGNATURE GUARANTEE
------------------------------------------------------------------------------------------------------------------------------------

     A definition         A signature guarantee is required of a financial institution to verify the authenticity of an individual's signature.  It can usually be obtained from a broker, commercial or savings bank, or credit union.
------------------------------------------------------------------------------------------------------------------------------------
                                    A signature guarantee is needed when making a written request for the following reasons:
    When you need one                                  1. When selling more than $50,000 worth of shares;
                                     2. When you want a check or bank wire sent to a name or address that is not currently listed on the account;
                               3. To sell shares from an account controlled by a corporation, partnership, trust or fiduciary; or
                                                    4. If your address was changed within the last 60 days.


YOUR ACCOUNT


TRANSACTION POLICIES

PURCHASE OF SHARES. Class Q Shares are offered at net asset value without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time. Certain Funds also offer Class A, B, C and I Shares. You can obtain more information about these other share Classes from Nicholas-Applegate Securities at (800) 551-8643.

VALUATION OF SHARES. The net asset value per share (NAV) for Class Q Shares of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) by dividing a Class' net assets by the number of its shares outstanding.

BUY AND SELL PRICES. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

EXECUTION OF REQUESTS. Each Fund is open on the days the New York stock Exchange is open, usually Monday-Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent or another agent designated by the Trust. Investments by participants of qualified retirement plans are made through the plan sponsor or administrator.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing. Each Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Trust reserves the right to cancel any buy request if payment is not received within three days.

In unusual circumstances, any Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Trust will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, your Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.

CERTIFICATED SHARES. Most shares are electronically recorded. If you wish to have certificates for your shares, please write to the transfer agent. Certificated shares can only be sold by returning the certificates to the transfer agent, along with a letter of instruction or a stock power and a signature guarantee.

SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

SHAREHOLDER INQUIRIES. Shareholder inquiries should be addressed to the Trust, c/o the Trust's transfer agent,

State Street Bank and Trust Company
Attention:  Nicholas-Applegate Mutual Funds
P.O. Box 8326
Boston, MA  02266-8326

Telephone inquiries can be made by calling 1-800-551-8043 or, from outside the U.S., 1-617-774-5000 (collect).

FEATURES AND ACCOUNT POLICIES

The services referred to in this section may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the transfer agent at the address and telephone number provided above.

RETIREMENT PLANS. You may invest in each Fund through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

ACCOUNT STATEMENTS.  In general, you will receive account statements as follows:

-   After every transaction that affects your account balance.
-   After any changes of name or address of the registered owner(s).
-   In all other circumstances, every quarter.

Every year you will also receive an applicable tax information statement, mailed by January 31. Participants in qualified retirement plans will receive account information from their plan sponsor or administrator.

DIVIDENDS. The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends of net investment income as follows:

ANNUALLY                     QUARTERLY                MONTHLY
--------                     ---------                -------
International Core Growth    Balanced Growth          High Yield Bond
Worldwide Growth             Income and Growth        FullyDiscretionary
International Small Cap
Emerging Countries
Large Cap Growth
Core Growth
Value
Emerging Growth
Mini Cap

Any net capital gains are distributed annually.

DIVIDEND REINVESTMENTS. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you.

TAXABILITY OF DIVIDENDS. As long as a Fund meets the requirements for being a tax-qualified regulated investment company, which each Fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a Fund whether reinvested or taken as cash, are generally considered taxable. Dividends from a Fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY). If you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

AUTOMATIC WITHDRAWALS. You may make automatic withdrawals from a Fund of $250 or more on a monthly or quarterly basis if you have an account of $15,000 or more in the Fund. Withdrawal proceeds will normally be received prior to the end of the month or quarter. See the account application for further information.

AUTOMATIC INVESTMENT PLAN. You may make regular monthly or quarterly investments in Class Q Shares of each Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Transfer Agent at 1-800-551-8043.

CROSS-REINVESTMENT. You may cross-reinvest dividends or dividends and capital gains distributions paid by one Fund into Class Q Shares of another Fund, subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

PORTFOLIO TEAMS

EQUITY MANAGEMENT - INTERNATIONAL/GLOBAL

CATHERINE SOMHEGYI, PARTNER
Chief Investment Officer - Global Equity Management
Joined firm in 1987; prior investment management experience with
   Professional Asset Securities, Inc. and Pacific Century Advisers
M.B.A. and B.S. - University of Southern California
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, EMERGING COUNTRIES, EMERGING GROWTH,

LARRY SPEIDELL, PARTNER, CFA
Director of Global/Systematic Portfolio Management and Research
Joined firm in 1994; 23 years prior investment management experience with Batterymarch Financial Management and Putnam Management Company
M.B.A. - Harvard University; B.E. - Yale University
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, EMERGING COUNTRIES AND VALUE

JOHN J. KANE, PARTNER
Portfolio Manager - U.S. Systematic
Joined firm in 1994; 25 years prior investment management/economics experience with ARCO Investment
   Management Company and General Electric Company
M.A. and B.A. - Columbia University; M.B.A. - University of
   California, Los Angeles
WORLDWIDE GROWTH, AND VALUE

AARON HARRIS
Portfolio Manager - Emerging Countries
Joined firm in 1995; 1 year prior investment management
   experience at Chemical Bank
B.A. - Princeton University
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL
   SMALL CAP AND EMERGING COUNTRIES

PEDRO V. MARCAL
Portfolio Manager - Emerging Countries
Joined firm in 1994; 5 years prior investment management experience with A.B. Laffer, V.A. Canto & Associates, and
   A-Mark Precious Metals
B.A. - University of California, San Diego
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL
   SMALL CAP AND EMERGING COUNTRIES

ESWAR MENON
Portfolio Manager - Emerging Countries
Joined firm in 1995; 5 years prior investment management experience with Koeneman Capital Management and Integrated Device Technology
M.B.A., summa cum laude - University of Chicago;
   M.S. - University of California, Santa Barbara;
   B.S. - Indian Institute of Technology, Madras
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL
   SMALL CAP AND EMERGING COUNTRIES

LORETTA J. MORRIS
Portfolio Manager - International
Joined firm in 1990; 10 years prior investment management
   experience with Collins Associates
Attended California State University, Long Beach;
   CFA Level II candidate
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH AND INTERNATIONAL
SMALL CAP GROWTH

ALEX MUROMCEW
Portfolio Manager - International
Joined firm in 1996; 6 years prior investment management experience with Jardine Fleming Securities (Japan); Emerging
   Markets Investors Corporation; Teton Partners LP
M.B.A. - Stanford University; B.A. - Dartmouth College
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH AND INTERNATIONAL
SMALL CAP GROWTH

ERNESTO RAMOS, PH.D.
Portfolio Manager - International
Joined firm in 1994; 14 years prior investment management and quantitative research experience with Batterymarch Financial
   Management; Bolt Beranek & Newman Inc.; and Harvard University
Ph.D. - Harvard University; B.S. - Massachusetts Institute of Technology WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH AND EMERGING COUNTRIES,

JOHN TRIBOLET
Investment Analyst
Joined firm in 1997; 5 years prior experience with Kemper
   Securities, Inc. and PaineWebber
M.B.A. - University of Chicago; B.A. - Columbia University
WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH AND INTERNATIONAL SMALL CAP

JESSICA HILINSKI
Assistant Portfolio Manager
Joined firm in 1996; 3 years prior experience in Eaton Vance
   Management and Union Capital Advisors
Attended University of Pennsylvania
EMERGING COUNTRIES

AYLIN UCKUNKAYA
Investment Analyst
Joined firm in 1997; 4 years investment management experience with
   Global Securities
B.A. Instanbul University
EMERGING COUNTRIES

JON BORCHARDT
Assistant Portfolio Manager
Joined firm in 1994; 5 years prior investment management
   experience with Union Bank
B.S. University of San Francisco
EMERGING COUNTRIES, LATIN AMERICAN FUND

JULIA SZE
Portfolio Manager
Joined firm in 1997; 8 years prior experience with Credit Lyonnais
   International Asset Management
M.A. and B.A. Stanford University
PACIFIC RIM FUND

ORGANIZATION AND MANAGEMENT

INVESTMENT ADVISER COMPENSATION

Each Fund pays the Investment Adviser a monthly fee pursuant to an investment advisory agreement. The Emerging Countries and Mini Cap Funds each pays at the annual rate of 1.25% of the Fund's net assets. The Worldwide Growth, International Growth and International Small Cap Funds each pays at the annual rate of 1.00% on the first $500 million of the Fund's net assets, .90% on the next 500 million of the Fund's net assets, and .85% on net assets on the Fund in excess of $1 billion. The Fully Discretionary Fund pays at the annual rate of 0.45% of the first $500 million of the Fund's average net assets, 0.40% of the next $250 million of net assets, and 0.35% of net assets in excess of $750 million. The High Yield Bond Fund pays at the annual rate of 0.60% of the Fund's net assets. The Large Cap Growth, Core Growth, Value, Mini Cap, Income & Growth, and Balanced Growth Funds each pays at the annual rate of 0.75% of the first $500 million of the Fund's net assets, 0.675% of the next $500 million of net assets, and 0.65% of net assets in excess of $1 billion.

The Investment Adviser has agreed to waive or defer its management fees payable by the Funds, and to absorb other operating expenses of the Funds, so that the expenses for the Class Q Shares of the Funds will not exceed the following expense ratios on an annual basis through March 31, 1998: Worldwide Growth Fund 1.60%, International Core Growth and International Small Cap Growth Funds - 1.65%, Emerging Countries Funds - 1.90%, Fully Discretionary Fund and High Yield Bond Funds - 0.95%; Income & Growth, Balanced Growth, Large Cap, Value and Core Growth Funds - 1.25%; Emerging Growth Fund - 1.50% and Mini-Cap - 1.56%. Each Fund will reimburse the Investment Adviser for fees deferred or other expenses paid pursuant to this Agreement in later years in which operating expenses for the Fund are less than the percentage limitation set forth above for any such year.

ADMINISTRATOR COMPENSATION

The Funds pay administrative fees for administrative personnel and services (including certain legal and financial reporting services). Each Fund pays Nicholas-Applegate Capital Management an annual fee of .10% of net assets. Each Fund pays Investment Company Administration Corporation (ICAC) an annual fee at an annual rate ranging from .05% to .01% of average net assets, with a minimum of $40,000 per Fund.

DISTRIBUTOR:
Nicholas-Applegate Securities
600 West Broadway, 30th Floor
San Diego, California  92101
(800) 551-8045

PORTFOLIO TRADES

The Investment Adviser is responsible for the Funds' portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that sell shares of the Fund or that provide research services to the Fund, but only when the Investment Adviser believes no other firm offers a better combination of quality execution (i.e. timeliness and completeness) and favorable price. The Investment Adviser expects high annual portfolio turnover up to 200%. This is generally higher than other funds and will result in the Funds incurring higher brokerage costs.

INVESTMENT OBJECTIVE

Each Fund's investment objective is fundamental and may only be changed with shareholder approval. The fundamental limitations are described in the Statement of Additional Information. All other changes may be made by the Board of Trustees without shareholder approval.

DIVERSIFICATION

All the Funds are diversified.

EQUITY MANAGEMENT - U.S.


JOHN C. MARSHALL, JR., PARTNER
Chief Investment Officer - Institutional Equity Management
Joined firm in 1989; 8 years prior investment management experience with Pacific Century Advisers; San Diego Trust & Savings Bank; Howard, Weill, Labouisse, Fredrichs Inc.
M.B.A. and B.B.A. - Southern Methodist University
CORE GROWTH, LARGE CAP GROWTH

CATHERINE SOMHEGYI, PARTNER
Chief Investment Officer - Global Equity Management Joined firm in 1987 M.B.A. and B.S. - University of Southern California
EMERGING GROWTH, MINI CAP, BALANCED GROWTH, INCOME & GROWTH

THOMAS BLEAKLEY
Portfolio Manager
Joined firm in 1995; 3 years prior investment management experience with
   Twentieth Century Investors and Dell Computer Corporation
M.B.A. - University of Texas - Boston University
EMERGING GROWTH, MINI CAP

SANDRA DURN
Portfolio Manager
Joined firm in 1994; prior experience at Science Solutions, Inc. and San Diego
   State University Economics Department (instructor)
M.A. - San Diego State University; B.A. - University of Maryland
INCOME & GROWTH, GLOBAL GROWTH & INCOME

ANDREW B. GALLAGHER
Portfolio Manager
Joined firm in 1992; 7 years prior investment management experience with
   Pacific Century Advisors and Sentinel Asset Management
M.B.A. - San Diego State University; B.A. - University of California, Irvine CORE GROWTH, LARGE CAP GROWTH

RONALD J. KRYSTYNIAK CFA
Portfolio Manager
Joined firm in 1996; 7 years prior investment management experience with
   Pilgrim Baxter & Associates and Peterson Consulting & Company
B.S. - Syracuse University
EMERGING GROWTH, MINI CAP

MAREN LINDSTROM
Portfolio Manager
Joined firm in 1994; 5 years prior investment management experience with
   Societe Generale; Banque D'Orsay; and Prudential Asset Management M.B.A. - University of California, Los Angeles;
   B.A. - University of Michigan
CORE GROWTH, INCOME & GROWTH

JOHN C. MCCRAW
Portfolio Manager
Joined firm in 1992; prior investment management experience with Nations Bank M.B.A. - University of California, Irvine;
   B.A. - Flagler College
EMERGING GROWTH, MINI CAP

MARK STUCKELMAN
Portfolio Manager, U.S. Systematic
Joined firm in 1995; 5 years experience with Wells Fargo Bank Investment
   Management Group; Fidelity Management Trust Co.; and BARRA
M.B.A. - University of Pennsylvania/Wharton School; B.A. - University of
   California, Berkeley
VALUE

STAN ROGERS
Portfolio Manager
Joined firm in 1997; 7 years prior investment management experience with
   Tennessee Consolidated Retirement System
B.A. - The University of the South
INCOME & GROWTH

THOMAS J. SULLIVAN
Assistant Portfolio Manager
Joined firm in 1994; 2 years prior investment experience with Donaldson,
   Lufkin & Jenrette Securities Corp.
B.S. - Rochester Institute of Technology
CORE GROWTH

FIXED INCOME


FRED S. ROBERTSON, III, PARTNER
Chief Investment Officer -  Fixed Income
Joined firm in 1995; 22 years prior investment management experience with
   Criterion Investment Management Company and DuPont Chemical Pension Fund M.B.A. - College of William and Mary; B.S. - Cornell University
BALANCED GROWTH, FULLY DISCRETIONARY

JAMES E. KELLERMAN, PARTNER
Portfolio Manager
Joined firm in 1995; 20 years prior investment management experience with Criterion Investment Management Company and Brown Brothers Harriman and Equitable Life Insurance Co.
M.B.A. - St. John's University; B.B.A. - Susquehanna University
BALANCED GROWTH, FULLY DISCRETIONARY

MALCOM S. DAY, CFA
Portfolio Manager
Joined firm in 1995; 3 years prior investment management experience with
   Payden & Rygel
M.B.A. - University of California, Los Angeles;
   B.S. - Northern University
BALANCED GROWTH, FULLY DISCRETIONARY

DOUGLAS FORSYTH, CFA
Portfolio Manager
Joined firm in 1994; 3 years prior investment management experience with
   AEGON USA
B.B.A. - University of Iowa
HIGH YIELD BOND

JAN FRIEDLI
Portfolio Manager
Joined firm in 1997; 7 years prior investment management experience with
   Stone Capital Management, PIMCO, and the Vanguard Group, Inc.
M.B.A. - University of Chicago, B.S. Villanova University
HIGH YIELD BOND

SUSAN MALONE
Portfolio Manager
Joined firm in 1996; 7 years prior investment management experience with
   BEA Associates
M.B.A. - New York University; B.S. - Carnegie Mellon University
BALANCED GROWTH, HIGH YIELD BOND

ASHVIN SYAL, CFA
Portfolio Manager
Joined firm in 1996; Six years prior investment management experience with Payden & Rygel
M.B.A. - University of California, Los Angeles;
   M.M.S. and B.S. - University of Bombay
FULLY DISCRETIONARY

RISK FACTORS AND SPECIAL CONSIDERATIONS

MUTUAL FUND CONSIDERATIONS IN GENERAL

Prospective investors should know that any mutual fund investment is subject to market fluctuations and other risks inherent in investing in securities. There can be no assurance that your investment will increase in value. The value of your investment will go up and down depending upon market forces and you may not recoup your original investment. You should consider an investment in any of the Funds as a long-term investment.

DERIVATIVE CONTRACTS AND SECURITIES CONSIDERATIONS

The term "derivative" traditionally applies to certain contracts that "derive" their value from changes in the value of underlying securities, currencies, commodities or indices. Investors refer to certain types of securities that incorporate the performance characteristics of these contracts as derivatives. Derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These include swap agreements, options, futures, and convertible securities. The Trust seeks to use derivative contracts and securities to reduce the Funds volatility and increase its total performance. While the price reaction of certain derivatives to market changes may differ from traditional investments such as stocks and bonds, derivatives do not necessarily present greater market risks than traditional investments. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. The Funds will only use derivatives in manner consistent with their investment objectives, policies and limitations.

GLOBAL INVESTING CONSIDERATIONS

CURRENCY FLUCTUATIONS. Because the assets of certain Funds may be invested in instruments issued by foreign companies, the principal, income and sales proceeds may be paid to the Funds in local foreign currencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of the Funds. The value of a foreign security generally tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to
increase when the value of the dollar falls against such currency.   The Funds
may incur costs in connection with conversions between currencies.

SOCIAL, POLITICAL AND ECONOMIC FACTORS. The economies of many of the countries where the Funds may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. Such instability may result from, among other things, the following: authoritarian governments; popular unrest associated with demands for improved political, economic and social conditions; internal insurgencies and terrorist activities; hostile relations with neighboring countries; and drug trafficking. This instability might impair the financial conditions of issuers or disrupt the financial markets in which the Funds invest.

Hong Kong transferred its sovereignty from Great Britain to the People's Republic of China in 1997. China has espoused policies antagonistic to free enterprise capitalism and democracy. There can be no assurance that China will continue to protect property rights in Hong Kong after 1997, although China has moved toward free enterprise, and has established stock exchanges of its own.

The economies of foreign countries may differ favorably or unfavorably and significantly from the economy of the United States in such respects as the rate of growth of gross domestic product, rate of inflation, currency depreciation, savings rates, fiscal balances, and balance of payments positions. Governments of many foreign countries continue to exercise substantial control over private enterprise and own or control many companies. Government actions could have a significant impact on economic conditions in certain countries which could affect the value of the securities of the Funds. For example, a foreign country could nationalize an entire industry. In such a case, the Funds may not be fairly compensated for their losses and might lose their entire investment in the country involved.

The economies of certain foreign countries are heavily dependent upon international trade and accordingly are affected by protective trade barriers and the economic conditions of their trading partners. The enactment by the United States or other principal trading partners of protectionist legislation could have a significant adverse effect on the securities markets of these countries. Some foreign countries (mostly in Africa and Latin America) are large debtors of commercial banks, foreign governments, and supranational organizations. These obligations, as well as future restructurings of debt, may affect the economic performance and political and social stability of these countries.

INFLATION. Certain foreign countries, especially many emerging countries, have experienced substantial, and in some periods extremely high and volatile, rates
of inflation.   Rapid fluctuations in inflation rates and wage and price
controls may continue to have unpredictable effects on the economies, companies and securities markets of these countries.

MARKET CHARACTERISTICS
DIFFERENCES IN SECURITIES MARKETS. The securities markets in foreign countries have substantially less trading volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States. Some of the stock exchanges in foreign countries, to the extent that established markets exist, are in the earlier stages of their development. The limited liquidity of certain securities markets may affect the ability of each Fund to buy and sell securities at the desired price and time. In addition, the securities markets of some foreign countries are susceptible to being influenced by large investors trading significant blocks of stocks.

Trading practices in certain foreign countries are also significantly different from those in the United States. Local commercial, corporation and securities laws govern the sale and resale of securities, and certain restrictions may apply. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or could result in the a Fund being unable to sell a security in a falling market.

CUSTODIAL AND REGISTRATION PROCEDURES. Systems for the registration and transfer of securities in foreign markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain. For example, the share registrar may require a shareholder to travel to that country to present required documentation before buying or selling securities. In some instances, there may be no requirements to maintain back-up shareholder records. Failure by the share registrar to properly maintain shareholder records, protect the same against fire or computer virus, or carry adequate insurance against such occurrences, potentially could result in a loss of a Fund's investment in those securities.

GOVERNMENT SUPERVISION OF SECURITIES MARKETS. Disclosure and regulatory standards in many foreign countries are in many respects less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in foreign countries than in the United States, and enforcement of existing regulations may be extremely limited.

FINANCIAL INFORMATION AND REPORTING STANDARDS. Issuers in foreign countries are generally subject to accounting, auditing, and financial standards and requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.

LOWER RATED SECURITIES
CONSIDERATIONS
These securities usually offer higher yields than higher rated securities but are also subject to more risk than higher rated securities.

Lower-rated or unrated debt obligations are more likely to react to developments affecting market and credit risks that are more high-rated securities, which react primarily to movements in the past level of interest rates. In the past, economic downturns or increases in interest rates caused a higher incidence of default by issuers of lower-rated securities.

In some cases, such obligations may be highly speculative, and may have poor prospects for reaching investment grade. To the extent the issuer defaults, the Fund may incur additional expenses in order to enforce its rights or to participate in a restructuring of the obligation. In addition, the prices of lower-rated securities generally tend to be more volatile and the market less liquid than those of higher-rated securities. Consequently, the Funds may at times experience difficulty in liquidating their investments at the desired times and prices.

THE FUNDS' INVESTMENTS

EQUITY SECURITIES. Equity securities include common stocks, convertible securities and warrants. The Funds may invest in growth companies, cyclical companies, companies with smaller market capitalizations, or companies believed to be undergoing a basic change in operations or markets. Although equity securities have a history of long-term growth in value, their prices rise and fall as a result of changes in the company's financial condition as well as movements in the overall securities markets.

SMALLER ISSUERS. Smaller and medium sized issuers may be less seasoned, have more limited product lines, markets, financial resources and management depth, and be more susceptible to adverse market conditions than larger issuers. As a result, the securities of such smaller issuers may be less actively traded than those of larger issuers and may also experience greater market volatility.

CONVERTIBLE SECURITIES. A convertible security is a fixed income equity security that may be converted into a prescribed amount of common stock at a specified formula. A convertible security entitles the owner to receive interest until the security matures or is converted. Convertibles have several unique investment characteristics such as: (a) higher yields than common stocks but lower yields than straight debt securities; (b) lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics; and (c) potential for capital appreciation if the market price of the underlying security increases.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity (market risk). When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt Securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.
Debt obligations that carry a rating of at least BAA from Moody's or BBB from Standard and Poor's, or a comparable rating from another rating agency or, if not rated by an agency, determined by the Investment Adviser to be of comparable quality. Bonds rated BBB or Baa may have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened
capacity  to make interest and principal payments than higher rated bonds.   The
Funds intend to dispose, in an orderly manner, of any security which is downgraded below investment grade. For a further explanation of these ratings, see the Statement of Additional Information.

U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities such as U.S. Treasury bills, notes, bonds, and certificates issued by the Government National Mortgage Association (GNMA) are supported by the full faith and credit of the United States. Other U.S. Government securities, such as securities issued by the Federal National Mortgage Association (FNMA) and the Federal Home Loan Bank Board, are supported by the right of the issuer to borrow from the U.S. Treasury. Still others, such as the Student Loan Marketing Association, are supported only by the credit of the issuer. U.S. Government securities may include zero coupon securities that are issued or purchased at a significant discount from face value.

ZERO COUPON SECURITIES. The Income & Growth and Balanced Growth Funds may invest up to 35% of their net assets in zero coupon securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities. These securities are sold at a substantial discount from face value and redeemed at face value at their maturity date without interim payments of principal and interest. They may be subject to greater volatility than other securities. In addition, because income is accrued on a current basis, a Fund may have to sell other portfolio securities to make necessary income distributions.

MORTGAGE-RELATED SECURITIES. Collateralized Mortgage Obligations(CMOs) are debt obligations collateralized by a pool of mortgage loans or mortgage passes-through securities. Typically CMOs are collateralized by certificates issued or guaranteed by the U.S. Government, its agencies or instrumentalities, such as GNMA. GNMA certificates are mortgaged-backed securities representing part ownership of a pool of mortgage loans, which are issued by lenders such as mortgage bankers, commercial banks, and savings associations, and are either insured by the Federal Housing Administration or the Veterans Administration.

ASSET BACKED SECURITIES. The non-mortgage-related asset-backed securities in which the Funds invest include, but are not limited to, interests in pools of receivables, such as credit card and accounts receivables and motor vehicle and other installment purchase obligations and leases. Interests in these pools are not backed by the U.S. Government and may or may not be secured.

The credit characteristic of asset-backed securities differs in a number of respects from that of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities

SOVEREIGN DEBT SECURITIES. Certain Funds may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Funds may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities.

BRADY BONDS. Brady bonds represent a type of sovereign debt known as Brady Bonds. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Costa Rica, Dominican Republic, Mexico, Philippines, Uruguay and Venezuela, and may be issued by other emerging countries.

INVESTMENT COMPANY SECURITIES. Each Fund may invest up to 10% of its total assets in the shares of other investment companies. The Funds may invest in money market mutual funds in connection with the management of their daily cash positions. The Funds may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as the Funds. In addition to the advisory and operational fees each Fund bears directly in connection with its own operation, the Funds would also bear their pro rata portions of each other investment company's advisory and operational expenses.

ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in securities that are considered illiquid. An illiquid investment is generally an investment that is not registered in the under U.S. securities laws, or cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund values it. Limitations on resale may adversely affect the marketability of illiquid securities and the Fund may not be able to dispose of these securities at the desired time and price. A Fund may bear additional expenses if it has to register these securities under U.S. securities laws before being resold.

TEMPORARY INVESTMENTS. The Funds may from time to time on a temporary basis to maintain liquidity or when the Investment Adviser determines that the market conditions call for a temporary defensive posture, invest all of their assets in short-term instruments. These temporary investments include: notes issued or guaranteed by the U.S. government, its agencies or instrumentalities; commercial paper rated in the highest two rating categories; certificates of deposit; repurchase agreements and other high grade corporate debt securities.

THE FUNDS' INVESTMENT TECHNIQUES

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements. The purchase by the Fund of a security that seller has agreed to buy back, usually within one to seven days. The seller's promise to repurchase the security is fully collateralized by securities equal in value to 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Funds enter into these agreements only with brokers, dealers, or banks that meet credit quality standards established by the Board of Trustees.

SECURITIES SWAPS. Securities swaps represent a technique primarily used to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.

SHORT SALES. A "short sale" is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at lower price than at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. A short sale can be covered or uncovered. In a covered short sale, the Fund either (1) borrows and sells securities it already owns (also known as a short sale "against the box"), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the difference between the market value of the securities and the short sale price. Use of uncovered short sales is a speculative investment technique and has potentially unlimited risk. Accordingly, a Fund will not make uncovered short sales in an amount exceeding the lesser of 2% of the Fund's net assets or 2% of the securities of such class of the issuer. The Board of Trustees has determined that no Fund will make short sales if to do so would create liabilities or require collateral deposits of more than 25% of the Fund's total assets.

WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS. Each Fund may purchase or sell securities for delivery at a future date, generally 15 to 45 days after the commitment is made. The other party's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. A Fund may not purchase when-issued securities or enter into firm commitments if, as a result, more than 15% of the Fund's net assets would be segregated to cover such securities.

BORROWING. Each Fund may borrow up to 20% of its total assets for temporary, extraordinary or emergency purposes, such as to provide cash for redemption requests without having to sell portfolio securities at an inopportune time. Each Fund may also borrow money through reverse repurchase agreements, uncovered short sales, and other techniques. All borrowings by a Fund cannot exceed one-third of a Fund's total assets.

As a consequence of borrowing, a Fund will incur obligations to pay interest, resulting in an increase in expenses.

SECURITIES LENDING. Each Fund may lend securities to financial institutions such as banks, broker/dealers and other recognized institutional investors in amounts up to 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities, letters of credit or any combination thereof. The Fund might experience loss if the financial institution defaults on the loan.

FOREIGN CURRENCY TRANSACTIONS. Each Fund investing in Foreign Securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions.

Each Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to a Fund.

OPTIONS. Certain Funds may deal in options on securities, securities indices and foreign currencies. The Funds may use options to manage stock prices, interest rate and currency risks. A Fund may not purchase or sell options if
more than 25% of its net assets would be hedged.   The Funds may also write
covered call options and secured put options to seek to generate income or lock in gains on up to 25% of their net assets.

FUTURES AND OPTIONS ON FUTURES. The Funds (except Balanced Growth) may enter into futures contracts, or options thereon, involving foreign currency, interest rates, securities, and securities indices, for hedging purposes only. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

As a general rule, no Fund will purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS. When a Fund uses options, futures and options on futures as hedging devices, there is a risk that the prices of the hedging vehicles may not correlate perfectly with the prices of the securities in the portfolio. This may cause the futures contract and any related options to react differently than the Fund's portfolio securities to market changes. In addition, the Investment Adviser could be incorrect in its expectations about the direction or the extent of market movements. In these events, a Fund could lose money on the futures contracts or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Investment Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market will exist for these instruments.



CORPORATE BOND RATINGS

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds Rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds, and such issues can be regarding as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB - rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B - Rating.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FOR MORE INFORMATION

Two documents are available that offer further information on the Nicholas/Applegate Mutual Funds:


ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the Funds.

A current SAI has been filed with the Securities and
 Exchange Commission
and is incorporated by reference into this prospectus.

To request a free copy of the current annual/semi-annual report or SAI , please call or write:

Nicholas Applegate Mutual Funds
P.O. Box 82169
San Diego, CA  92138-2169
Telephone:  (800) 551-8643

                         STATEMENT OF ADDITIONAL INFORMATION

                          Relating to the Reorganization of

                           NICHOLAS-APPLEGATE MUTUAL FUNDS


                                  600 West Broadway
                             San Diego, California 92101
                              Telephone: (800) 551-8045


    This Statement of Additional Information, relating specifically to the proposed reorganization of the A, B, C Qualified and Institutional Portfolios of Nicholas-Applegate Mutual Funds, consists of this cover page and the following described documents, each of which is incorporated by reference herein:

    (1) The Statement of Additional Information of Nicholas-Applegate Mutual Funds Class A, B, and C Shares filed with the Securities and Exchange Commission as part of Post-Effective Amendment No. ___ to Registrant's Form N-1A Registration Statement on _____________________, 1997;

    (2) The Statement of Additional Information of Nicholas-Applegate Mutual Funds Class Q Shares filed with the Securities and Exchange Commission as part of Post-Effective Amendment No. ___ to Registrant's Form N-1A Registration Statement on _____________________, 1997;

    (3) The Statement of Additional Information of Nicholas-Applegate Mutual Funds Class I Shares filed with the Securities and Exchange Commission as part of Post-Effective Amendment No. ___ to Registrant's Form N-1A Registration Statement on _____________________, 1997;

    (4) The Annual Report of Nicholas-Applegate Mutual Funds Portfolios A, B, and C for the year ended March 31, 1997, together with the Nicholas-Applegate Portfolios A, B and C Semi-Annual Report dated September 30, 1997, filed with the Securities and Exchange Commission;

    (5) The Annual Report of Nicholas-Applegate Mutual Funds Qualified Portfolios for the year ended March 31, 1997, together with the Nicholas-Applegate Advisory Portfolios Semi-Annual Report dated September 30, 1997, filed with the Securities Exchange Commission; and

    (6) The Annual Report of Nicholas-Applegate Institutional Portfolios for the year ended March 31, 1997, together with the Nicholas-Applegate Institutional Portfolios Semi-Annual Report dated September 30, 1997, filed with the Securities Exchange Commission.

    This Statement of Additional Information is not a prospectus. A Combined Proxy Statement and Prospectus dated _________________ relating to the above-referenced matter may be obtained from Nicholas-Applegate Mutual Funds at the telephone number and address above. This Statement of Additional Information relates to, and should be read in conjunction with, such Combined Proxy Statement and Prospectus.

    The date of this Statement of Additional Information is ______________.

                                        PART C

                                  OTHER INFORMATION


Item 15.  INDEMNIFICATION

         Registrant's trustees, officers, employees and agents are indemnified against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

         Section 8 of Registrant's Administration Agreement, filed herewith as
Exhibit 13.1, provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.
Section 9 of Registrant's Distribution Agreement, filed herewith as Exhibit 7.1, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct. Section 4 of the Shareholder Service Agreement, filed herewith as Exhibit 13.19, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.

         Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.  EXHIBITS

         (1.1)     Certificate of Trust of Registrant (f).

         (1.2)     Certificate of Amendment to Certificate of Trust of
                   Registrant (f).

         (1.3)     Amended and Restated Declaration of Trust of Registrant (f).

         (1.4) Certificate of Trustees dated August 6, 1993, establishing Emerging Growth Portfolio series (f).

         (1.5) Certificate of Trustees dated December 15, 1993, establishing International Growth Portfolio series (f).

         (1.6)     Amendment No. 2 to Amended and Restated Declaration of Trust
                   (f).

         (1.7)     Amendment No. 3 to Amended and Restated Declaration of Trust
                   (f).

         (1.8)     Amendment No. 4 to Amended and Restated Declaration of Trust
                   (f).

         (1.9)     Amendment No. 5 to Amended and Restated Declaration of Trust
                   (f).

         (1.10)    Amendment No. 6 to Amended and Restated Declaration of Trust
                   (f).

         (1.11)    Amendment No. 7 to Amended and Restated Declaration of Trust
                   (f).

         (1.12) Form of Amendment No. 8 to Amended and Restated Declaration of Trust (f).

         (1.13)    Amendment No. 9 to Amended and Restated Declaration of Trust
                   (f).

         (1.14) Form of Amendment No. 10 to Amended and Restated Declaration of Trust (b).

         (1.15)    Amendment No. 11 to Amended and Restated Declaration of
                   Trust (i).

         (1.16) Form of Amendment No. 12 to Amended and Restated Declaration of Trust) (i).

         (1.17)    Amendment No. 13 to Amended and Restated Declaration of
                   Trust (j).

         (1.18) Form of Amendment No. 14 to Amended and Restated Declaration of Trust (j).

         (1.19) Form of Amendment No. 15 to Amended and Restated Declaration of Trust (l).

         (1.20)    Amendment No. 16 to Amended and Restated Declaration of
                   Trust (n).

         (2.1)     Amended Bylaws of Registrant (f).

         (2.2)     Amendment to Section 2.5 of Bylaws of Registrant (f).

         (3)       Not applicable.

         (4) Agreement and Plan of Reorganization -- filed herewith as Exhibit "A" to Part A.

         (5)       None.

         (5.1) Form of Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management, with respect to Global Blue Chip Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater China Fund and Latin America Fund (n).

         (5.2) Form of Sub-Advisory Agreement between Registrant and Nicholas-Applegate Capital Management-Hong Kong, with respect to the Pacific Rim Fund and Greater China Fund (n).

         (5.3) Form of Sub-Advisory Agreement between Registrant and Nicholas-Applegate Capital Management-Asia, with respect to the Pacific Rim Fund and Greater China Fund (n).

         (5.4) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Investment Advisory Agreement.

         (7.1)     Distribution Agreement between Registrant and
                   Nicholas-Applegate Securities dated as of April 19, 1993
                   (f).

         (7.2) Letter agreement between Registrant and Nicholas-Applegate Securities dated May 17, 1993, adding certain Institutional (formerly Qualified) Portfolio series and Emerging Growth Portfolio series to Distribution Agreement (f).

         (7.3) Letter agreement between Registrant and Nicholas-Applegate Securities dated December 15, 1993, adding International Growth Portfolio series to Distribution Agreement (f).

         (7.4) Letter agreement between Registrant and Nicholas-Applegate Securities dated April 22, 1994, adding Qualified Portfolio series to Distribution Agreement (f).

         (7.5) Letter agreement between Registrant and Nicholas-Applegate Securities, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Distribution Agreement (f).

         (7.6) Letter agreement between Registrant and Nicholas-Applegate Securities, adding Series B Portfolios to Distribution Agreement (f).

         (7.7) Letter agreement between Registrant and Nicholas-Applegate Securities, adding Fixed Income and Qualified Portfolio series to Distribution Agreement (f).

         (7.8) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding Value Institutional Portfolio series to Distribution Agreement (a).

         (7.9) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding High Yield Bond and Strategic Income Institutional Portfolio series to Distribution Agreement (b).

         (7.10) Form of letter agreement between Registrant and Nicholas-Applegate Securities adding Large Cap Growth and Core Growth International Portfolio series to Distribution Agreement (i).

         (7.11) Form of letter agreement between Registrant and Nicholas-Applegate Securities adding Core Growth International Portfolio C series to Distribution Agreement
                   (i).

         (7.12) Form of letter agreement between Registrant and Nicholas-Applegate Securities adding Large Cap Growth A, B, C and Qualified Portfolio series to Distribution Agreement
                   (j).

         (7.13) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding Global Blue Chip Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater China Fund and Latin America Fund to Distribution Agreement (n).

         (7.14) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Distribution Agreement.

         (8)       None.

         (9.1) Custodian Services Agreement between Registrant and PNC Bank dated as of April 1, 1993 (f).

         (9.2) Letter agreement between Registrant and PNC Bank dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Custodian Services Agreement (f).

         (9.3) Letter agreement between Registrant and PNC Bank dated August 20, 1993, adding Emerging Growth Portfolio series to Custodian Services Agreement (f).

         (9.4) Letter agreement between Registrant and PNC Bank dated December 15, 1993, adding International Growth Portfolio series to Custodian Services Agreement (f).

         (9.5) Letter agreement between Registrant and PNC Bank dated April 22, 1994, adding Core Growth Qualified Portfolio series to Custodian Services Agreement (f).

         (9.6) Letter agreement between Registrant and PNC Bank, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Custodian Services Agreement (f).

         (9.7) Letter agreement between Registrant and PNC Bank, adding Series B Portfolios to Custodian Services Agreement (f).

         (9.8) Letter agreement between Registrant and PNC Bank, adding Fixed Income Portfolio series to Custodian Services Agreement (f).

         (9.9) Form of letter agreement between Registrant and PNC Bank adding Value Institutional Portfolio series to Custodian Services Agreement (a).

         (9.10) Form of letter agreement between Registrant and PNC Bank adding High Yield Bond and Strategic Income Institutional Portfolio series to Custodian Services Agreement (b).

         (9.11) Form of letter agreement between Registrant and PNC Bank adding Large Cap Growth and Core Growth International Portfolio series to Custodian Services Agreement (i).

         (9.12) Form of letter agreement between Registrant and PNC Bank adding Core Growth International Portfolio C series to Custodian Services Agreement (i).

         (9.13) Form of letter agreement between Registrant and PNC Bank adding Large Cap Growth A, B, C and Qualified Portfolio series to Custodian Services Agreement (j).

         (9.14) Form of letter agreement between Registrant and PNC Bank, adding Global Blue Chip Fund and Emerging Markets Bond Fund to Custodian Services Agreement (l).

         (9.15) Form of letter agreement between Registrant and PNC Bank with respect to custodian services fees related to the Global Blue Chip Fund and the Emerging Markets Bond Fund
                   (m).

         (9.16) Form of letter agreement between Registrant and PNC Bank, adding Pacific Rim Fund, Greater China Fund and Latin America Fund to Custodian Services Agreement (n).

         (9.17) Form of letter agreement between Registrant and PNC Bank, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Custodian Services Agreement.

         (9.18) Form of Sub-Custodian Agreement among Registrant, PNC Bank and Chase Manhattan Bank, with respect to Global Blue Chip Fund, Emerging Markets Bond Fund, Greater China Fund, Pacific Rim Fund and Latin America Fund.

         (9.19) Form of letter agreement among Registrant, PNC Bank and Chase Manhattan Bank, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Sub-Custodian Agreement.

         (10.1)    Amended Distribution Plan of Registrant (f).

         (10.2)    Form of further Amendment to Distribution Plan of
                   Registrant.

         (11) Opinion and Consent of Counsel as to legality of the securities being offered.

         (12.1) Opinion and Consent of Counsel as to tax consequences (Non-Government Income Portfolios).

         (12.2) Opinion and Consent of Counsel as to tax consequences (Government Income Portfolios).

         (13.1) Administration Agreement between Registrant and Investment Company Administration Corporation dated as of April 1, 1993
                   (f).

         (13.2) Form of amended Administration Agreement between Registrant and Investment Company Administration Corporation.

         (13.3) Administrative Services Agreement between Registrant and Nicholas-Applegate Capital Management dated as of November 18, 1996 (i).

         (13.4) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated as of April 1, 1993 (f).

         (13.5) Letter agreement between Registrant and State Street Bank and Trust Company dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Transfer Agency and Service Agreement (f).

         (13.6) Letter agreement between Registrant and State Street Bank and Trust Company dated August 20, 1993, adding Emerging Growth Portfolio Series to Transfer Agency and Service Agreement (f).

         (13.7) Letter agreement between Registrant and State Street Bank and Trust Company dated December 15, 1993, adding International Growth Portfolio series to Transfer Agency and Service Agreement (f).

         (13.8) Letter agreement between Registrant and State Street Bank and Trust Company dated April 22, 1994, adding Core Growth Qualified Portfolio series to Transfer Agency and Service Agreement (f).

         (13.9) Letter agreement between Registrant and State Street Bank and Trust Company, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Transfer Agency and Service Agreement (f).

         (13.10) Letter agreement between Registrant and State Street Bank and Trust Company, adding Series B Portfolios to Transfer Agency and Service Agreement (f).

         (13.11) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Fixed Income Portfolio series to Transfer Agency and Service Agreement (f).

         (13.12) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Value Institutional Portfolio series to Transfer Agency and Service Agreement (a).

         (13.13) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding High Yield Bond and Strategic Income Institutional Portfolio series to Transfer Agency and Service Agreement (b).

         (13.14) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Large Cap Growth and Core Growth International Portfolio series to Transfer Agency and Service Agreement (i).

         (13.15) Form of letter agreement between Registrant and State Street Bank and Trust Company adding Core Growth International Portfolio C series to Transfer Agency and Service Agreement
                   (i).

         (13.16) Form of letter agreement between Registrant and State Street Bank and Trust Company adding Large Cap Growth A, B, C and Qualified Portfolio series to Transfer Agency and Service Agreement (j).

         (13.17) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Global Blue Chip Fund and Emerging Markets Bond Fund to Transfer Agency and Service Agreement (l).

         (13.18) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Pacific Rim Fund, Greater China Fund and Latin America Fund to Transfer Agency and Service Agreement (n).

         (13.19) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Transfer Agency and Service Agreement.

         (13.20) Shareholder Service Plan between Registrant and Nicholas-Applegate Securities (f).

         (13.21) Form of amended Shareholder Service Plan between Registrant and Nicholas-Applegate Securities.

         (13.22) License Agreement dated as of December 17, 1992, between Registrant and Nicholas-Applegate Capital Management (f).

         (13.23) Accounting Services Agreement between Registrant and PFPC Inc. dated as of April 1, 1993 (f).

         (13.24) Letter agreement between Registrant and PFPC Inc. dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Accounting Services Agreement (f).

         (13.25) Letter agreement between Registrant and PFPC Inc. dated August 20, 1993, adding Emerging Growth Portfolio series to Accounting Services Agreement (f).

         (13.26) Letter agreement between Registrant and PFPC Inc. dated December 15, 1993, adding International Growth Portfolio series to Accounting Services Agreement (f).

         (13.27) Letter agreement between Registrant and PFPC Inc. dated April 22, 1994, adding Core Growth Qualified Portfolio series to Accounting Services Agreement (f).

         (13.28) Letter agreement between Registrant and PFPC Inc., adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Accounting Services Agreement (f).

         (13.29) Letter agreement between Registrant and PFPC Inc., adding Series B Portfolios to Accounting Services Agreement (f).

         (13.30) Letter agreement between Registrant and PFPC Inc., adding Fixed Income Portfolio series to Accounting Services Agreement (f).

         (13.31) Form of letter agreement between Registrant and PFPC Inc. adding Value Institutional Portfolio series to Accounting Services Agreement (a).

         (13.32) Form of letter agreement between Registrant and PFPC Inc. adding High Yield Bond and Strategic Income Institutional Portfolio series to Accounting Services Agreement (b).

         (13.33) Form of letter agreement between Registrant and PFPC Inc. adding Large Cap Growth and Core Growth International Portfolio series to Accounting Services Agreement (i).

         (13.34) Form of letter agreement between Registrant and PFPC Inc. adding Core Growth International Portfolio C series to Accounting Services Agreement (i).

         (13.35) Form of letter agreement between Registrant and PFPC Inc. adding Large Cap Growth A, B, C and Qualified Portfolio series to Accounting Services Agreement (j).

         (13.36) Form of letter agreement between Registrant and PFPC Inc., adding Global Blue Chip Fund and Emerging Markets Bond Fund to Accounting Services Agreement (l).

         (13.37) Form of letter agreement between Registrant and PFPC Inc. with respect to accounting services fees related to the Global Blue Chip Fund and the Emerging Markets Bond Fund
                   (m).

         (13.38) Form of letter agreement between Registrant and PFPC Inc., adding the Pacific Rim Fund, Greater China Fund and Latin America Fund(n).

         (13.39) Form of letter agreement between Registrant and PFPC Inc. regarding fees for additional Funds under Accounting Services Agreement.

         (13.40) Form of letter agreement between Registrant and PFPC Inc., adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Accounting Services Agreement.

         (13.41) Letter agreement between Registrant and Nicholas-Applegate Capital Management dated September 27, 1993 regarding expense reimbursements (f).

         (13.42) Letter agreement between Registrant and Nicholas-Applegate Capital Management dated December 15, 1993, adding International Growth Portfolio series to agreement regarding expense reimbursements (f).

         (13.43) Letter agreement between Registrant and Nicholas-Applegate Capital Management dated April 22, 1994, adding Qualified Portfolio series to agreement regarding expense reimbursements (f).

         (13.44) Letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Emerging Growth Institutional Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to agreement regarding expense reimbursements (f).

         (13.45) Letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Series B Portfolios to agreement regarding expense reimbursement (f).

         (13.46) Letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Qualified and Fixed Income Portfolio series to agreement regarding expense reimbursement (f).

         (13.47) Letter agreement between Registrant and Nicholas-Applegate Capital Management revising expense reimbursement agreement with respect to Government Income Portfolios (f).

         (13.48) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Value Institutional Portfolio series to agreement regarding expense reimbursement (a).

         (13.49) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding High Yield Bond and Strategic Income Institutional Portfolio series to agreement regarding expense reimbursement (b).

         (13.50) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Large Cap Growth and Core Growth International Portfolio series to agreement regarding expense reimbursement (i).

         (13.51) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Core Growth International Portfolio C series to agreement regarding expense reimbursement (i).

         (13.52) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Large Cap Growth A, B, C and Qualified Portfolio series to agreement regarding expense reimbursement (j).

         (13.53) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Global Blue Chip Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater China Fund and Latin America Fund to agreement regarding expense reimbursement (n).

         (13.54) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to agreement regarding expense reimbursement.

         (13.55) Credit Agreement among Registrant, Chemical Bank and certain other banks dated April 10, 1996 (f).

         (13.56) First Amendment Agreement to Credit Agreement dated as of April 9, 1997 among Registrant, The Chase Manhattan Bank, and certain other banks (l).

         (13.57) Form of Second Amendment Agreement to Credit Agreement among Registrant, The Chase Manhattan Bank, and certain other banks (n).

         (14)      Not applicable.

         (15)      Not applicable.

         (16.1)    Limited Power of Attorney of Fred C. Applegate.

         (16.2)    Limited Power of Attorney of Arthur B. Laffer.

         (16.3)    Limited Power of Attorney of Charles E. Young.

         (17.1)    Declaration of Rule 24f-2.

         (17.2)    Proxy Cards.

         (18)      Multi-Class Plan.

-------------------------------------------------------

    (a) Filed as an Exhibit to Amendment No. 28 to Registrant's Form N-1A Registration Statement on January 19, 1996 and incorporated herein by reference.

    (b) Filed as an Exhibit to Amendment No. 29 to Registrant's Form N-1A Registration Statement on May 3, 1996 and incorporated herein by reference.

    (c) Filed as an Exhibit to Amendment No. 1 to Registrant's Form N-1A Registration Statement on March 15, 1993 and incorporated herein by reference.

    (d) Filed as an Exhibit to Amendment No. 12 to Registrant's Form N-1A Registration Statement on August 1, 1994 and incorporated herein by reference.

    (e) Filed as an Exhibit to Amendment No. 14 to Registrant's Form N-1A Registration Statement on September 26, 1994 and incorporated herein by reference.

    (f) Filed as an Exhibit to Amendment No. 32 to Registrant's Form N-1A Registration Statement on June 3, 1996 and incorporated herein by reference.

    (g) Filed as an Exhibit to Amendment No. 37 to Registrant's Form N-1A Registration Statement on October 15, 1996 and incorporated herein by reference.

    (h) Filed as an Exhibit to Amendment No. 38 to Registrant's Form N-1A Registration Statement on October 25, 1996 and incorporated herein by reference.

    (i) Filed as an Exhibit to Amendment No. 40 to Registrant's Form N-1A Registration Statement on January 3, 1997 and incorporated herein by reference.

    (j) Filed as an Exhibit to Amendment No. 42 to Registrant's Form N-1A Registration Statement on May 1, 1997 and incorporated herein by reference.

    (k) Filed as an Exhibit to Amendment No. 44 to Registrant's Form N-1A Registration Statement on May 22, 1997 and incorporated herein by reference.

    (l) Filed as an Exhibit to Amendment No. 45 to Registrant's Form N-1A Registration Statement on July 14, 1997 and incorporated herein by reference.

    (m) Filed as an Exhibit to Amendment No. 47 to Registrant's Form N-1A Registration Statement on July 28, 1997 and incorporated herein by reference.

    (n) Filed as an Exhibit to Amendment No. 49 to Registrant's Form N-1A Registration Statement on September 2, 1997 and incorporated herein by reference.

Item 17.  UNDERTAKINGS

         (1) The undersigned registrant agrees that prior to any public offering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                      SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant in the City of San Diego, State of California, on the 3rd day of December, 1997.


                                       NICHOLAS-APPLEGATE MUTUAL FUNDS



                                       By S/ John D. Wylie
                                         -------------------------------------
                                          John D. Wylie
                                          President

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


  S/ John D. Wylie             Principal Executive       December 3, 1997
 ------------------------      Officer
 John D. Wylie


  S/ Thomas Pindelski          Principal Financial and
 ------------------------      Accounting Officer        December 3, 1997
 Thomas Pindelski

 Fred C. Applegate*            Trustee                   December 3, 1997
-------------------------
 Fred C. Applegate


 Arthur B. Laffer*             Trustee                   December 3, 1997
 ------------------------
 Arthur B. Laffer


 Charles E. Young*             Trustee                   December 3, 1997
 ------------------------
 Charles E. Young

 *s/  E. Blake Moore, Jr.
 ------------------------
 By:  E. Blake Moore, Jr.
      Attorney In Fact

                                    EXHIBIT INDEX
                           NICHOLAS-APPLEGATE MUTUAL FUNDS
                           FORM N-14 REGISTRATION STATEMENT
                                  FILE NO. 811-7428

    Exhibit No.    Title of Exhibit
    -----------    ----------------


    (5.4) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Investment Advisory Agreement.

    (7.14) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Distribution Agreement.

    (9.17) Form of letter agreement between Registrant and PNC Bank, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Custodian Services Agreement.

    (9.18) Form of Sub-Custodian Agreement among Registrant, PNC Bank and Chase Manhattan Bank, with respect to Global Blue Chip Fund, Emerging Markets Bond Fund, Greater China Fund, Pacific Rim Fund and Latin America Fund.

    (9.19) Form of letter agreement among Registrant, PNC Bank and Chase Manhattan Bank, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Sub-Custodian Agreement.

    (10.2)         Form of further Amendment to Distribution Plan of
                   Registrant.

    (11) Opinion and Consent of Counsel as to legality of the securities being offered.

    (12.1) Opinion and Consent of Counsel as to tax consequences (Non-Government Income Portfolios).

    (12.2) Opinion and Consent of Counsel as to tax consequences (Government Income Portfolios).

    (13.2) Form of amended Administration Agreement between Registrant and Investment Company Administration Corporation.

    (13.19) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Transfer Agency and Service Agreement.

    (13.21) Form of amended Shareholder Service Plan between Registrant and Nicholas-Applegate Securities.

    (13.39) Form of letter agreement between Registrant and PFPC Inc., adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Accounting Services Agreement.

    (13.40)        Form of letter agreement between Registrant and PFPC Inc.
                   regarding fees for additional Funds under Accounting Services Agreement.

    (13.54) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to agreement regarding expense reimbursement.

    (16.1)         Limited Power of Attorney of Fred C. Applegate.

    (16.2)         Limited Power of Attorney of Arthur B. Laffer.

    (16.3)         Limited Power of Attorney of Charles E. Young.

    (17.1)         Declaration of Rule 24f-2.

    (17.2)         Proxy Cards.

    (18)           Multi-Class Plan.